UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

Certified Shareholder Report of

Registered Management Investment Companies

Investment Company Act File Number: 811-01880

The Income Fund of America

(Exact Name of Registrant as Specified in Charter)

6455 Irvine Center Drive

Irvine, California 92618

(Address of Principal Executive Offices)

Registrant's telephone number, including area code: (213) 486-9200

Date of fiscal year end: July 31

Date of reporting period: January 31, 2018

Michael W. Stockton

The Income Fund of America

333 South Hope Street

Los Angeles, California 90071

(Name and Address of Agent for Service)

ITEM 1 – Reports to Stockholders

The Income Fund of America® Semi-annual report for the six months ended January 31, 2018

We believe high-
conviction investing
and diverse
perspectives lead
to better results.

The Income Fund of America seeks current income while secondarily striving for capital growth.

This fund is one of more than 40 offered by one of the nation’s largest mutual fund families, American Funds, from Capital Group. For more than 85 years, Capital has invested with a long-term focus based on thorough research and attention to risk.

Fund results shown in this report, unless otherwise indicated, are for Class A shares at net asset value. If a sales charge (maximum 5.75%) had been deducted, the results would have been lower. Results are for past periods and are not predictive of results for future periods. Current and future results may be lower or higher than those shown. Share prices and returns will vary, so investors may lose money. Investing for short periods makes losses more likely. For current information and month-end results, visit americanfunds.com.

Here are the average annual total returns on a $1,000 investment with all distributions reinvested for periods ended December 31, 2017 (the most recent calendar quarter-end):

Class A shares	1 year	5 years	10 years

Reflecting 5.75% maximum sales charge	6.86%	8.34%	5.75%

For other share class results, visit americanfunds.com and americanfundsretirement.com.

The total annual fund operating expense ratio was 0.56% for Class A shares as of the prospectus dated October 1, 2017.

Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, investment results reflect fee waivers, without which results would have been lower. Visit americanfunds.com for more information.

The return of principal for bond funds and for funds with significant underlying bond holdings is not guaranteed. Fund shares are subject to the same interest rate, inflation and credit risks associated with the underlying bond holdings. High-yield bonds are subject to greater fluctuations in value and risk of loss of income and principal than investment-grade bonds. Bond ratings, which typically range from AAA/Aaa (highest) to D (lowest), are assigned by credit rating agencies such as Standard & Poor’s, Moody’s and/or Fitch as an indication of an issuer’s creditworthiness. Investing outside the United States may be subject to additional risks, such as currency fluctuations, periods of illiquidity and price volatility. These risks may be heightened in connection with investments in developing countries. Refer to the fund prospectus and the Risk Factors section of this report for more information on these and other risks associated with investing in the fund.

Investments are not FDIC-insured, nor are they deposits of or guaranteed by a bank or any other entity, so they may lose value.

Fellow investors:

For the six-month period ended January 31, 2018, The Income Fund of America advanced 9.08%. The fund paid dividends totaling 33 cents a share.

The fund’s return outpaced its peer group, as measured by the Lipper Income Funds Index, which rose 5.11%. The fund also exceeded the return of the bond market, as represented by the unmanaged Bloomberg Barclays U.S. Aggregate Index, which declined 0.35%.

The Income Fund of America, which invests in both stocks and bonds, lagged the broader equity market. The unmanaged Standard & Poor’s 500 Composite Index gained 15.43%. The S&P 500 is a market-capitalization-weighted index based on the results of approximately 500 widely held common stocks.

As you will see in the table on page 5, the fund has fared well against the Lipper and Bloomberg Barclays indexes for all the periods shown.

Volatility follows a solid period

After a long, calm period of strong returns, global equity markets gave way to a jarring bout of volatility beginning in February, or just after the period covered in this report ended. While markets around the world declined, generally solid data indicated that the global economy continued to experience an acceleration in growth that was synchronized and multidimensional. With manufacturing, trade, consumer sentiment and other checkpoints mostly on the upswing, expansion gained traction in many of the countries driving global growth.

In the United States, corporate profit growth remains healthy, tax reform could boost the gross domestic product (GDP) and consumer spending is strong. Abroad, China’s GDP accelerated in 2017, the first time in seven years, and the economies of other emerging markets continued to show strength. Japan’s economy is in its best shape

The Income Fund of America	1

in years, and Europe is on the rebound. Overall, the International Monetary Fund expects the global GDP to hit 3.9% in 2018. The organization says the global recovery now under way is the broadest since 2010, with growth picking up last year in 120 countries, which account for three-quarters of the world’s output.

A wide range of diverse holdings

Companies across a variety of sectors and industries contributed to the fund’s returns. Its portfolio is built on the value and merits of each individual company, rather than around an overarching macroeconomic theme. This approach is reflected in the fund’s 10 largest holdings, which ranged from a semiconductor company to a restaurant chain.

All but one of these 10 holdings added to the fund’s positive returns, most notably Intel (up 35.72%) and Microsoft (up 30.69%). Merck, the only top 10 holding to retreat, declined 7.25%.

Technology and financials lift fund

Microsoft was the fund’s largest holding at the end of the period. Shares rose partly on the strength of revenue growth from its Azure cloud-computing service and sales of its Office 365. Intel, the second-largest holding, is a leader in the design and development of the equipment that runs data centers on which cloud computing relies. Other notable holdings in the sector, including semiconductor companies Analog Devices (up 16.29%), Texas Instruments (up 34.76%) and Taiwan Semiconductor Manufacturing Company (up 25.17%), also advanced.

Although those and other technology companies contributed to returns, the fund was less heavily invested in the sector than the S&P 500 because many technology companies don’t pay a dividend or they pay one that’s too low to help the fund achieve its income objective.

The financials sector advanced during the period with two top 10 holdings — JPMorgan Chase and Wells Fargo — making significant contributions. In January, JPMorgan Chase (up 26.00%) reported revenue of $24.5 billion in 2017, up 3% from the year-earlier period. Wells Fargo rose 21.95%. The sector has benefited from the prospect of rising interest rates, which could improve the banks’ net interest margins, and a less restrictive regulatory environment under the Trump administration.

A new menu drives earnings

Strong returns from McDonald’s helped boost results among consumer discretionary companies. Share prices of McDonald’s, the fund’s sixth-largest holding, advanced 10.31%. The stock benefited from menu changes and promotional initiatives that drove increased earnings and revenue. In the consumer staples sector, Coca-Cola gained 3.82% during the period.

2	The Income Fund of America

Aerospace companies rise

Among the top 10 holdings in the industrials sector, Lockheed Martin contributed to fund results and advanced 21.47%. The company has consolidated its position as the Pentagon’s largest supplier of military equipment during the past several years and continues to benefit from a steady flow of government contracts.

Also of note among holdings in the industrials sector, Boeing, the second-biggest U.S. defense contractor, advanced 46.16%. Boeing has almost doubled its dividend over the last three years and has benefited from robust orders for aircraft.

General Electric dampened returns among industrials companies, falling 36.86%. Disappointing results, the loss of its longtime CEO and the decision to halve the dividend weighed on share prices throughout the year.

Pharmaceutical returns mixed

Merck, a top 10 position, is one of the largest global pharmaceutical companies. Sales of its cancer drug Keytruda exceeded $1 billion in the fourth quarter of 2017, but uncertainty over the outcome of drug trials that should conclude this year restrained Merck’s share price, as well as that of some other pharmaceutical companies.

Among the fund’s other notable health care holdings, AstraZeneca advanced 16.68%, while GlaxoSmithKline declined 6.20%. Glaxo, like many of its peers, is facing challenges in the form of generics, increasing competition and pricing pressure in major markets. These drugmakers remain attractive not only because of their long history of paying dividends, but because they have quality leadership, robust product pipelines, solid balance sheets and healthy cash flows.

Investments abroad

The Income Fund of America can invest up to 25% of its assets in stocks outside the U.S., and during the past fiscal year, a number of our non-U.S. holdings contributed to absolute returns. AstraZeneca, for example, is based in the United Kingdom. Elsewhere, French banks Societe Generale and BNP Paribas advanced, while Spain’s Banco Santander gained 8.76%. The fund’s exposure to non-U.S. equities has increased to about 23% over several years as we’ve found attractive valuations for dividend-paying companies abroad.

Bonds benefit portfolio

Bonds continue to play an important role in the fund, providing income and mitigating volatility. Bonds made up about 24% of the portfolio at period-end. The fund’s fixed income allocation was composed of high-yield and investment-grade corporate bonds, as well as U.S. Treasuries. High-yield bonds advanced and were a

The Income Fund of America	3

significant source of income. Issuance of U.S. investment-grade corporate bonds remained high during the period, as companies continued to take advantage of low-cost financing. The fund’s allocation in bonds contributed to investment results, and our high-yield exposure added to returns and provided higher income.

Outlook

While volatility returned to the market early in 2018, the global economy continued to show signs of acceleration, and corporate earnings remained relatively strong. The volatility also served as a reminder that markets can and will change, so we’ll continue to take a measured, long-term approach to managing the fund. While macroeconomic and geopolitical issues are likely to make the investment environment challenging, we continue to find opportunities to invest in companies we believe have the potential to reward investors over the long run. We thank you for your commitment to The Income Fund of America and look forward to reporting to you again in six months.

Cordially,

/s/Hilda L. Applbaum

Hilda L. Applbaum

Vice Chairman and Principal Executive Officer

Andrew B. Suzman

President

March 14, 2018

For current information about the fund, visit americanfunds.com.

The fund’s 30-day yield for Class A shares as of February 28, 2018, calculated in accordance with the U.S. Securities and Exchange Commission (SEC) formula, was 2.61%. The fund’s 12-month distribution rate for Class A shares as of that date was 2.64%. Both reflect the 5.75% maximum sales charge. The SEC yield reflects the rate at which the fund is earning income on its current portfolio of securities while the distribution rate reflects the fund’s past dividends paid to shareholders. Accordingly, the fund’s SEC yield and distribution rate may differ.

4	The Income Fund of America

The Income Fund of America at a glance

Fund results shown are for Class A shares at net asset value. If a sales charge (maximum 5.75%) had been deducted, the results would have been lower. Results are for past periods and are not predictive of results for future periods. Current and future results may be lower or higher than those shown. Share prices and returns will vary, so investors may lose money. For current information and month-end results, visit americanfunds.com.

Results at a glance

(with all distributions reinvested)

For periods ended January 31, 2018

	Cumulative total returns		Average annual total returns
	6 months	12 months	5 years	10 years	Lifetime (12/1/73)[1]

The Income Fund of America (Class A Shares)	9.08%	15.33%	9.59%	7.09%	11.13%
Standard & Poor’s 500 Composite Index	15.43	26.41	15.91	9.78	11.22
Bloomberg Barclays U.S. Aggregate Index[2]	–0.35	2.15	2.01	3.71	7.31
65%/35% S&P 500 Index/Bloomberg Barclays U.S. Aggregate Index[2,3]	9.72	17.43	10.98	7.91	10.11
Lipper Income Funds Index[4]	5.11	10.44	5.90	5.16	—

The market indexes are unmanaged and, therefore, have no expenses. Investors cannot invest directly in an index.

[1]	Date Capital Research and Management Company became the fund’s investment adviser.
[2]	Source: Bloomberg Index Services Ltd. From December 1, 1973 through December 31, 1975, the Bloomberg Barclays U.S. Government/Credit Index was used because the Bloomberg Barclays U.S. Aggregate Index did not yet exist.
[3]	The 65%/35% S&P 500 Index/Bloomberg Barclays U.S. Aggregate Index blends the S&P 500 Index with the Bloomberg Barclays U.S. Aggregate Index by weighting their total returns at 65% and 35%, respectively. Results assume the blend is rebalanced monthly.
[4]	Source: Thomson Reuters Lipper. The inception date for the index was December 31, 1988; therefore, no lifetime return is shown. Lipper indexes track the largest mutual funds (no more than 30), represented by one share class per fund, in the corresponding category.

A history of relatively high current income

For the five years ended January 31, 2018

All numbers calculated by Lipper. The 12-month dividend rate is calculated by taking the total of the trailing 12 months’ dividends and dividing the month-end net asset value adjusted for capital gains.

The Income Fund of America	5

The portfolio at a glance

Percent of
January 31, 2018 (unaudited)	net assets
Investment mix by security type
U.S. common stocks	47.91%
Common stocks of issuers outside the U.S.	22.51
U.S. Treasury and agency bonds & notes	9.28
Convertible securities, preferred securities and rights & warrants	1.55
Other fixed-income securities	13.98
Short-term securities & other assets less liabilities	4.77

Five largest sectors in common stock holdings
Financials	9.83%
Industrials	8.83
Consumer staples	7.94
Information technology	7.76
Energy	6.16

Ten largest common stock holdings
Microsoft	2.74%
Intel	2.02
Wells Fargo	1.89
Lockheed Martin	1.81
DowDuPont	1.76
McDonald’s	1.69
Merck	1.65
Altria	1.58
JPMorgan Chase	1.55
Verizon Communications	1.48

Country diversification by domicile
United States	69.45%
United Kingdom	9.69
Euro zone*	6.88
Canada	1.82
Taiwan	1.44
Hong Kong	1.21
Other countries	4.74
Short-term securities & other assets less liabilities	4.77

Percent of
July 31, 2017	net assets
Investment mix by security type
U.S. common stocks	48.90%
Common stocks of issuers outside the U.S.	23.38
U.S. Treasury and agency bonds & notes	4.66
Convertible securities, preferred securities and rights & warrants	1.60
Other fixed-income securities	16.28
Short-term securities & other assets less liabilities	5.18

Five largest sectors in common stock holdings
Industrials	10.97%
Information technology	8.55
Financials	8.17
Consumer staples	7.80
Energy	6.42

Ten largest common stock holdings
Microsoft	3.32%
Lockheed Martin	1.99
McDonald’s	1.88
Intel	1.87
Merck	1.84
General Electric	1.61
JPMorgan Chase	1.60
Wells Fargo	1.52
Enbridge	1.46
Coca-Cola	1.42

Country diversification by domicile
United States	68.05%
United Kingdom	9.39
Euro zone*	7.42
Canada	2.54
Taiwan	1.37
Hong Kong	1.29
Australia	1.09
Other countries	3.67
Short-term securities & other assets less liabilities	5.18

*	Countries using the euro as a common currency; those represented in the fund’s portfolio are Belgium, Finland, France, Germany, Ireland, Italy, Luxembourg, the Netherlands, Portugal and Spain.

6	The Income Fund of America

Summary investment portfolio January 31, 2018	unaudited

Common stocks 70.42%	Shares	Value (000)
Financials 9.83%
Wells Fargo & Co.	32,900,915	$2,164,222
JPMorgan Chase & Co.	15,272,165	1,766,531
CME Group Inc., Class A	10,140,400	1,556,349
HSBC Holdings PLC (GBP denominated)	73,033,069	778,861
BNP Paribas SA	8,463,000	699,782
AXA SA	20,190,351	664,159
Société Générale	10,970,000	638,156
Other securities		2,971,086
		11,239,146

Industrials 8.83%
Lockheed Martin Corp.	5,833,400	2,069,982
BAE Systems PLC	148,676,776	1,253,926
Boeing Co.	3,474,000	1,231,081
Caterpillar Inc.	5,012,300	815,902
Other securities		4,726,661
		10,097,552

Consumer staples 7.94%
Altria Group, Inc.	25,648,000	1,804,080
Coca-Cola Co.	34,904,000	1,661,081
Procter & Gamble Co.	15,393,000	1,329,032
British American Tobacco PLC	13,009,000	890,109
British American Tobacco PLC (ADR)	5,333,609	363,219
Philip Morris International Inc.	7,454,523	799,349
Other securities		2,234,188
		9,081,058

Information technology 7.76%
Microsoft Corp.	32,920,209	3,127,749
Intel Corp.	48,107,600	2,315,900
Taiwan Semiconductor Manufacturing Co., Ltd.	155,288,000	1,358,647
Taiwan Semiconductor Manufacturing Co., Ltd. (ADR)	3,836,470	173,830
Other securities		1,899,754
		8,875,880

Energy 6.16%
Royal Dutch Shell PLC, Class B (ADR)	11,698,000	841,437
Royal Dutch Shell PLC, Class B	21,474,147	761,032
Royal Dutch Shell PLC, Class A (ADR)	79,239	5,566
Royal Dutch Shell PLC, Class A	28,526	997
Chevron Corp.	12,033,000	1,508,337
Enbridge Inc.	24,525,650	898,375
Enbridge Inc. (CAD denominated)	4,055,069	148,455
BP PLC	104,119,900	740,799
Occidental Petroleum Corp.	9,015,619	675,901
Other securities		1,463,661
		7,044,560

The Income Fund of America	7

Common stocks (continued)	Shares	Value (000)
Consumer discretionary 5.99%
McDonald’s Corp.	11,287,500	$1,931,743
Las Vegas Sands Corp.	10,697,845	829,297
General Motors Co.	18,016,712	764,089
Target Corp.	9,450,000	710,829
Home Depot, Inc.	3,249,500	652,825
Other securities		1,955,757
		6,844,540

Materials 5.50%
DowDuPont Inc.	26,648,925	2,014,126
WestRock Co.[1]	13,516,832	900,627
LyondellBasell Industries NV	7,135,000	855,058
BASF SE	5,150,000	603,080
Other securities		1,914,122
		6,287,013

Health care 4.99%
Merck & Co., Inc.	31,875,159	1,888,603
AstraZeneca PLC	16,444,107	1,140,908
GlaxoSmithKline PLC	50,066,000	938,622
Pfizer Inc.	16,935,000	627,273
Other securities		1,111,270
		5,706,676

Real estate 4.30%
Crown Castle International Corp. REIT	10,464,000	1,180,025
Digital Realty Trust, Inc. REIT	7,885,000	882,726
Public Storage REIT	3,929,500	769,239
Other securities		2,077,670
		4,909,660

Telecommunication services 2.41%
Verizon Communications Inc.	31,335,921	1,694,333
Other securities		1,063,605
		2,757,938

Utilities 2.38%
Power Assets Holdings Ltd.	75,950,500	675,264
DTE Energy Co.	6,056,243	639,781
Other securities		1,407,757
		2,722,802

Miscellaneous 4.33%
Other common stocks in initial period of acquisition		4,948,357

Total common stocks (cost: $55,304,575,000)		80,515,182

8	The Income Fund of America

Preferred securities 0.25%	Shares	Value (000)
Financials 0.25%
Wells Fargo & Co., Class A, Series Q, 5.85% depositary shares preferred noncumulative	1,263,198	$33,475
Other securities		251,245
		284,720

Total preferred securities (cost: $264,291,000)		284,720

Rights & warrants 0.00%
Utilities 0.00%
Other securities		401

Total rights & warrants (cost: $748,000)		401

Convertible stocks 0.41%
Real estate 0.20%
Crown Castle International Corp., Series A, 6.875% convertible preferred 2020	44,500	49,789
Other securities		177,031
		226,820

Other 0.21%
Other securities		242,170

Total convertible stocks (cost: $477,139,000)		468,990

Convertible bonds 0.89%	Principal amount (000)
Other 0.46%
Other securities		526,791

Miscellaneous 0.43%
Other convertible bonds in initial period of acquisition		490,189

Total convertible bonds (cost: $924,781,000)		1,016,980

Bonds, notes & other debt instruments 23.26%
Corporate bonds & notes 11.53%
Energy 1.77%
Chevron Corp. 1.56%–2.50% 2019–2022	$10,045	9,956
Royal Dutch Shell PLC 1.75% 2021	15,580	15,079
Other securities		1,998,325
		2,023,360

Financials 1.73%
JPMorgan Chase & Co. 2.25%–7.90% 2020–2049	189,396	194,508
Wells Fargo & Co. 2.10%–7.98% 2020–2049	188,341	190,116
Other securities		1,596,864
		1,981,488

The Income Fund of America	9

Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Corporate bonds & notes (continued)
Consumer discretionary 1.60%
McDonald’s Corp. 2.63%–4.88% 2022–2047	$15,365	$16,042
Other securities		1,808,657
		1,824,699

Health care 1.44%
AstraZeneca PLC 2.375% 2022	5,250	5,137
Other securities		1,638,154
		1,643,291

Materials 0.90%
Dow Chemical Co. 4.13%–5.25% 2021–2044	11,150	12,100
Other securities		1,018,804
		1,030,904

Telecommunication services 0.90%
Verizon Communications Inc. 2.95%–4.86% 2022–2048	138,414	136,229
Other securities		891,036
		1,027,265

Industrials 0.82%
Lockheed Martin Corp. 1.85%–4.70% 2018–2046	13,080	13,806
Other securities		924,427
		938,233

Information technology 0.61%
Microsoft Corp. 1.55%–4.25% 2021–2047	68,065	67,999
Other securities		629,914
		697,913

Consumer staples 0.47%
Altria Group, Inc. 2.63%–9.95% 2019–2046	82,294	101,948
British American Tobacco International Finance PLC 3.95% 2025[2]	8,000	8,200
British American Tobacco PLC 2.76%–4.54% 2022–2047[2]	80,650	80,074
Reynolds American Inc. 3.25%–5.85% 2020–2045	33,490	37,160
Other securities		305,466
		532,848

Other corporate bonds & notes 1.29%
Other securities		1,477,515

Total corporate bonds & notes		13,177,516

U.S. Treasury bonds & notes 9.12%
U.S. Treasury 8.85%
U.S. Treasury 1.75% 2019	775,000	769,792
U.S. Treasury 1.875% 2019	615,000	611,937
U.S. Treasury 1.875% 2020	666,596	659,023
U.S. Treasury 2.00% 2021	1,120,000	1,110,816
U.S. Treasury 2.875% 2045	929,150	917,229
U.S. Treasury 0.88%–6.25% 2018–2047[3]	6,031,643	6,046,213
		10,115,010

U.S. Treasury inflation-protected securities 0.27%
U.S. Treasury Inflation-Protected Securities 0.38%–1.38% 2024–2047[4]	299,137	306,456

Total U.S. Treasury bonds & notes		10,421,466

10	The Income Fund of America

	Principal amount (000)	Value (000)
Mortgage-backed obligations 2.06%
Fannie Mae 2.30%–9.58% 2021–2048[5,6,7]	$1,441,841	$1,480,244
Other securities		878,256
		2,358,500

Federal agency bonds & notes 0.16%
Fannie Mae 6.25% 2029	32,000	41,726
Federal Home Loan Bank 0.88%–1.50% 2018–2019	62,860	62,308
Other securities		74,151
		178,185

Other bonds & notes 0.38%
Other securities		439,668

Miscellaneous 0.01%
Other bonds & notes in initial period of acquisition		12,400

Total bonds, notes & other debt instruments (cost: $26,487,645,000)		26,587,735

Short-term securities 5.24%
Chariot Funding, LLC 1.45% due 3/16/2018–3/19/2018[2]	101,000	100,786
Chevron Corp. 1.26% due 2/6/2018[2]	41,600	41,590
Coca-Cola Co. 1.27%–1.28% due 2/2/2018–2/13/2018[2]	126,800	126,758
Federal Home Loan Bank 1.13%–1.48% due 2/23/2018–6/20/2018	1,467,500	1,463,195
Jupiter Securitization Co., LLC 1.81% due 5/4/2018[2]	40,000	39,816
Procter & Gamble Co. 1.24%–1.58% due 2/12/2018–4/18/2018[2]	147,700	147,432
U.S. Treasury Bills 1.05%–1.72% due 3/1/2018–1/3/2019	2,703,600	2,679,566
Other securities		1,388,520

Total short-term securities (cost: $5,989,206,000)		5,987,663
Total investment securities 100.47% (cost: $89,448,385,000)		114,861,671
Other assets less liabilities (0.47)%		(532,398)

Net assets 100.00%		$114,329,273

The Income Fund of America	11

This summary investment portfolio is designed to streamline the report and help investors better focus on the fund’s principal holdings. See the inside back cover for details on how to obtain a complete schedule of portfolio holdings.

As permitted by U.S. Securities and Exchange Commission regulations, “Miscellaneous” securities include holdings in their first year of acquisition that have not previously been publicly disclosed.

“Other securities” includes all issues that are not disclosed separately in the summary investment portfolio.

Forward currency contracts

Unrealized
Contract amount				depreciation
Purchases	Sales		Settlement	at 1/31/2018
(000)	(000)	Counterparty	date	(000)
USD69,208	AUD87,000	JPMorgan Chase	3/19/2018	$ (886)

Investments in affiliates

A company is an affiliate of the fund under the Investment Company Act of 1940 if the fund’s holdings in that company represent 5% or more of the outstanding voting shares. The value of the fund’s affiliated-company holdings is either shown in the summary investment portfolio or included in the value of “Other securities” under the respective industry sectors. Further details on such holdings and related transactions during the six months ended January 31, 2018, appear below.

	Beginning shares or principal amount	Additions	Reductions	Ending shares or principal amount
Common stocks 2.67%
Financials 0.07%
Redwood Trust, Inc.	5,444,717	—	—	5,444,717
Umpqua Holdings Corp.[8]	11,487,800	—	1,862,800	9,625,000
Industrials 0.85%
Hubbell Inc.	3,430,000	—	—	3,430,000
Edenred SA	12,231,900	—	—	12,231,900
Douglas Dynamics, Inc.	1,444,000	—	144,000	1,300,000
R.R. Donnelley & Sons Co.	4,019,407	300,000	—	4,319,407
CEVA Group PLC[9,10,11]	35,229	—	—	35,229
Information technology 0.03%
Corporate Risk Holdings I, Inc.[9,10,11,12]	2,205,215	—	—	2,205,215
Corporate Risk Holdings Corp.[9,10,11,12]	11,149	—	—	11,149
Energy 0.02%
Ascent Resources NR Corp.[9,10,11,12]	110,214,618	—	—	110,214,618
White Star Petroleum Corp., Class A9,10,11,12	6,511,401	—	—	6,511,401
Consumer discretionary 0.32%
Nokian Renkaat Oyj	7,975,161	—	750,000	7,225,161
ProSiebenSat.1 Media SE8	12,985,000	—	4,434,000	8,551,000
Materials 1.20%
WestRock Co.	13,184,832	332,000	—	13,516,832
Boral Ltd.	72,364,400	—	—	72,364,400
Health care 0.00%
Rotech Healthcare Inc.[9,10,11,12]	543,172	—	—	543,172

12	The Income Fund of America

	Beginning shares or principal amount	Additions	Reductions	Ending shares or principal amount
Real estate 0.18%
OUTFRONT Media Inc. REIT	9,064,824	—	—	9,064,824
Iron Mountain Inc. REIT[8]	14,195,180	322,012	1,520,000	12,997,192
Telecommunication services 0.00%
TalkTalk Telecom Group PLC[8]	58,421,891	—	12,922,418	45,499,473
NII Holdings, Inc.[8,10]	5,194,089	—	3,668,925	1,525,164
Convertible stocks 0.02%
Industrials 0.02%
CEVA Group PLC, Series A-1, convertible preferred, (3-month USD-LIBOR + 3.00%) 4.731%[9,11]	29,937	—	—	29,937
CEVA Group PLC, Series A-2, convertible preferred, (3-month USD-LIBOR + 2.00%) 3.731%[9,11]	13,633	—	9,882	3,751
Corporate bonds & notes 172.92%
Energy 0.78%
Ascent Resources-Marcellus LLC 10.00% 2022[2]	$1,900,000	—	$1,090,000	$810,000
Consumer discretionary 22.38%
CBS Outdoor Americas Inc. 5.25% 2022	$26,000,000	—	$1,000,000	$25,000,000
Health care 40.74%
Rotech Healthcare Inc., Term Loan A, (3-month USD-LIBOR + 4.25%) 5.943% 2018[5,6,9,12,13]	$11,646,250	—	$60,500	$11,585,750
Rotech Healthcare Inc., Term Loan B, (3-month USD-LIBOR + 8.75%) 10.443% 2019[5,6,9,12,13]	$9,200,000	—	—	$9,200,000
Rotech Healthcare Inc., Term Loan, (3-month USD-LIBOR + 11.00%) 13.00% 2020[5,6,9,12,13,14]	$25,856,141	$1,457,879	—	$27,314,020
Industrials 96.82%
CEVA Group PLC 7.00% 2021[2]	$2,250,000	—	—	$2,250,000
CEVA Group PLC 9.00% 2021[2]	$1,050,000	—	—	$1,050,000
CEVA Group PLC, Apollo Global Securities LLC LOC, (3-month USD-LIBOR + 5.50%) 6.50% 2021[5,6,13]	$2,526,478	—	—	$2,526,478
CEVA Group PLC, Term Loan B, (3-month USD-LIBOR + 5.50%) 7.272% 2021[5,6,13]	$3,555,443	—	$18,374	$3,537,069
CEVA Logistics Canada, ULC, Term Loan, (3-month USD-LIBOR + 5.50%) 7.272% 2021[5,6,13]	$444,430	—	$2,297	$442,133
CEVA Logistics Holdings BV, Term Loan, (3-month USD-LIBOR + 5.50%) 7.272% 2021[5,6,13]	$2,577,696	—	$13,321	$2,564,375
Corporate Risk Holdings LLC 13.50% 2020 (100% PIK)[2,9,12,14]	$16,194,418	$871,385	$3,285,000	$13,780,803
Corporate Risk Holdings LLC 9.50% 2019[2]	$45,000,000	—	—	$45,000,000
R.R. Donnelley & Sons Co. 6.50% 2023	$17,780,000	—	—	$17,780,000
R.R. Donnelley & Sons Co. 7.625% 2020	$957,000	—	—	$957,000
R.R. Donnelley & Sons Co. 7.875% 2021	$23,445,000	—	$5,500,000	$17,945,000
Real estate 12.20%
Iron Mountain Inc. 4.875% 2027[2,8]	—	$8,935,000	—	$8,935,000
Iron Mountain Inc. 5.75% 2024[8]	$4,325,000	—	—	$4,325,000
Iron Mountain Inc. 6.00% 2020[2,8]	$30,925,000	—	$30,925,000	—
Iron Mountain Inc. 6.00% 2023[8]	$950,000	—	—	$950,000

The Income Fund of America	13

Investments in affiliates (continued)

	Net realized gain (loss) (000)	Net unrealized (depreciation) appreciation (000)	Dividend or interest income (000)	Value of affiliates at 1/31/2018 (000)
Common stocks 2.67%
Financials 0.07%
Redwood Trust, Inc.	$ —	$ (12,958)	$ 3,049	$81,072
Umpqua Holdings Corp.[8]	5,276	30,758	4,136	—
				81,072
Industrials 0.85%
Hubbell Inc.	—	58,859	5,042	466,308
Edenred SA	—	73,876	—	395,001
Douglas Dynamics, Inc.	3,653	9,798	659	53,560
R.R. Donnelley & Sons Co.	—	(17,448)	1,209	35,290
CEVA Group PLC[9,10,11]	—	8,191	—	19,376
				969,535
Information technology 0.03%
Corporate Risk Holdings I, Inc.[9,10,11,12]	—	4,653	—	38,988
Corporate Risk Holdings Corp.[9,10,11,12]	—	—	—	—	[15]
				38,988
Energy 0.02%
Ascent Resources NR Corp.[9,10,11,12]	—	(4,849)	—	19,839
White Star Petroleum Corp., Class A9,10,11,12	—	—	—	5,535
				25,374
Consumer discretionary 0.32%
Nokian Renkaat Oyj	3,577	68,371	—	364,916
ProSiebenSat.1 Media SE8	(52,158)	6,055	—	—
				364,916
Materials 1.20%
WestRock Co.	—	123,300	11,086	900,627
Boral Ltd.	—	65,165	6,900	466,490
				1,367,117
Health care 0.00%
Rotech Healthcare Inc.[9,10,11,12]	—	(739)	—	1,086

Real estate 0.18%
OUTFRONT Media Inc. REIT	—	(4,260)	6,527	203,052
Iron Mountain Inc. REIT[8]	10,160	(21,676)	15,254	—
				203,052
Telecommunication services 0.00%
TalkTalk Telecom Group PLC[8]	(9,286)	(27,102)	1,944	—
NII Holdings, Inc.[8,10]	(57,799)	57,587	—	—
				—
Convertible stocks 0.02%
Industrials 0.02%
CEVA Group PLC, Series A-1, convertible preferred, (3-month USD-LIBOR + 3.00%) 4.731%[9,11]	—	10,328	—	23,201
CEVA Group PLC, Series A-2, convertible preferred, (3-month USD-LIBOR + 2.00%) 3.731%[9,11]	(4,529)	7,112	—	2,063
				25,264
Corporate bonds & notes 0.16%
Energy 0.00%
Ascent Resources-Marcellus LLC 10.00% 2022[2]	76	52	65	896

14	The Income Fund of America

	Net realized gain (loss) (000)		Net unrealized (depreciation) appreciation (000)	Dividend or interest income (000)	Value of affiliates at 1/31/2018 (000)
Consumer discretionary 0.02%
CBS Outdoor Americas Inc. 5.25% 2022	$39		$(432)	$677	$25,589

Health care 0.04%
Rotech Healthcare Inc., Term Loan A, (3-month USD-LIBOR + 4.25%) 5.943% 2018[5,6,9,12,13]	—		— [15]	335	11,528
Rotech Healthcare Inc., Term Loan B, (3-month USD-LIBOR + 8.75%) 10.443% 2019[5,6,9,12,13]	—		—	477	9,154
Rotech Healthcare Inc., Term Loan, (3-month USD-LIBOR + 11.00%) 13.00% 2020[5,6,9,12,13,14]	—		(1,077)	1,638	25,889
					46,571
Industrials 0.10%
CEVA Group PLC 7.00% 2021[2]	—		73	80	2,239
CEVA Group PLC 9.00% 2021[2]	—		100	48	1,016
CEVA Group PLC, Apollo Global Securities LLC LOC, (3-month USD-LIBOR + 5.50%) 6.50% 2021[5,6,13]	—		76	70	2,458
CEVA Group PLC, Term Loan B, (3-month USD-LIBOR + 5.50%) 7.272% 2021[5,6,13]	—	[15]	108	130	3,441
CEVA Logistics Canada, ULC, Term Loan, (3-month USD-LIBOR + 5.50%) 7.272% 2021[5,6,13]	—	[15]	13	16	430
CEVA Logistics Holdings BV, Term Loan, (3-month USD-LIBOR + 5.50%) 7.272% 2021[5,6,13]	—	[15]	78	94	2,495
Corporate Risk Holdings LLC 13.50% 2020 (100% PIK)[2,9,12,14]	60		(56)	977	14,745
Corporate Risk Holdings LLC 9.50% 2019[2]	—		(1,575)	2,143	46,462
R.R. Donnelley & Sons Co. 6.50% 2023	—		(327)	620	17,580
R.R. Donnelley & Sons Co. 7.625% 2020	—		(30)	36	1,029
R.R. Donnelley & Sons Co. 7.875% 2021	(18)		(795)	687	18,797
					110,692
Real estate 0.00%
Iron Mountain Inc. 4.875% 2027[2,8]	—		(373)	122	—
Iron Mountain Inc. 5.75% 2024[8]	—		(112)	134	—
Iron Mountain Inc. 6.00% 2020[2,8]	976		(1,160)	240	—
Iron Mountain Inc. 6.00% 2023[8]	—		(13)	29	—
					—
Total	$(99,973)		$429,571	$64,424	$3,260,152

The Income Fund of America	15

The following footnotes apply to either the individual securities noted or one or more of the securities aggregated and listed as a single line item.

[1]	Represents an affiliated company as defined under the Investment Company Act of 1940.
[2]	Acquired in a transaction exempt from registration under Rule 144A or Section 4(2) of the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities, including those in “Other securities,” was $6,331,622,000, which represented 5.54% of the net assets of the fund.
[3]	A portion of this security was pledged as collateral. The total value of pledged collateral was $12,252,000, which represented .01% of the net assets of the fund.
[4]	Index-linked bond whose principal amount moves with a government price index.
[5]	Principal payments may be made periodically. Therefore, the effective maturity date may be earlier than the stated maturity date.
[6]	Coupon rate may change periodically.
[7]	Purchased on a TBA basis.
[8]	Unaffiliated issuer at 1/31/2018.
[9]	Valued under fair value procedures adopted by authority of the board of trustees. The total value of all such securities, including those in “Miscellaneous” and “Other securities,” was $212,693,000, which represented .19% of the net assets of the fund.
[10]	Security did not produce income during the last 12 months.
[11]	Acquired through a private placement transaction exempt from registration under the Securities Act of 1933. May be subject to legal or contractual restrictions on resale. Further details on these holdings appear below.
[12]	Value determined using significant unobservable inputs.
[13]	Loan participations and assignments; may be subject to legal or contractual restrictions on resale. The total value of all such loans, including those in “Other securities,” was $392,880,000, which represented .34% of the net assets of the fund.
[14]	Payment in kind; the issuer has the option of paying additional securities in lieu of cash. Most recent payment was 100% cash unless otherwise noted.
[15]	Amount less than one thousand.

Private placement securities	Acquisition date(s)	Cost (000)	Value (000)	Percent of net assets
CEVA Group PLC, Series A-1, convertible preferred, (3-month USD-LIBOR + 3.00%) 4.731%	4/3/2013	$29,938	$23,201	.02%
CEVA Group PLC	5/2/2013	34,036	19,376	.02
CEVA Group PLC, Series A-2, convertible preferred, (3-month USD-LIBOR + 2.00%) 3.731%	5/2/2013	3,624	2,063	.00
Corporate Risk Holdings I, Inc.	8/31/2015	24,500	38,988	.03
Corporate Risk Holdings Corp.	9/1/2015	—	—	.00
Ascent Resources NR Corp.	4/25/2016	56,848	19,839	.02
White Star Petroleum Corp., Class A	6/30/2016	4,354	5,535	.00
Rotech Healthcare Inc.	11/26/2017	19,660	1,086	.00
Other private placement securities	3/6/2017-8/9/2017	122,350	124,625	.11
Total private placement securities		$295,310	$234,713	.20%

Key to abbreviations and symbol

ADR = American Depositary Receipts

AUD = Australian dollars

CAD = Canadian dollars

GBP = British pounds

LIBOR = London Interbank Offered Rate

LOC = Letter of Credit

TBA = To-be-announced

USD/$ = U.S. dollars

See Notes to Financial Statements

16	The Income Fund of America

Financial statements

Statement of assets and liabilities	unaudited
at January 31, 2018	(dollars in thousands)

Assets:
Investment securities, at value:
Unaffiliated issuers (cost: $87,128,940)	$111,601,519
Affiliated issuers (cost: $2,319,445)	3,260,152	$114,861,671
Cash		151,945
Cash denominated in currencies other than U.S. dollars (cost: $692)		693
Receivables for:
Sales of investments	876,734
Sales of fund’s shares	92,732
Dividends and interest	341,160
Other	5,214	1,315,840
		116,330,149
Liabilities:
Unrealized depreciation on open forward currency contracts		886
Payables for:
Purchases of investments	1,818,151
Repurchases of fund’s shares	116,277
Closed forward currency contracts	5,005
Investment advisory services	16,622
Services provided by related parties	32,491
Trustees’ deferred compensation	4,928
Other	6,516	1,999,990
Net assets at January 31, 2018		$114,329,273

Net assets consist of:
Capital paid in on shares of beneficial interest		$85,057,326
Undistributed net investment income		898,467
Undistributed net realized gain		2,958,756
Net unrealized appreciation		25,414,724
Net assets at January 31, 2018		$114,329,273

See Notes to Financial Statements

The Income Fund of America	17

(dollars and shares in thousands, except per-share amounts)

Shares of beneficial interest issued and outstanding (no stated par value) —

unlimited shares authorized (4,751,524 total shares outstanding)

	Net assets	Shares outstanding		Net asset value per share
Class A	$79,563,794	3,303,557		$24.08
Class C	5,489,447	230,923		23.77
Class T	11	—	*	24.09
Class F-1	4,751,594	197,795		24.02
Class F-2	8,178,032	339,798		24.07
Class F-3	2,478,575	102,942		24.08
Class 529-A	1,800,604	74,923		24.03
Class 529-C	354,614	14,809		23.95
Class 529-E	71,858	2,999		23.96
Class 529-T	11	—	*	24.09
Class 529-F-1	80,641	3,356		24.03
Class R-1	127,820	5,343		23.92
Class R-2	532,880	22,386		23.80
Class R-2E	26,150	1,089		24.02
Class R-3	1,175,363	49,004		23.99
Class R-4	1,337,135	55,624		24.04
Class R-5E	3,481	145		24.06
Class R-5	472,826	19,631		24.09
Class R-6	7,884,437	327,200		24.10

* Amount less than one thousand.

See Notes to Financial Statements

18	The Income Fund of America

Statement of operations	unaudited
for the six months ended January 31, 2018	(dollars in thousands)

Investment income:
Income:
Dividends (net of non-U.S. taxes of $16,746; also includes $55,805 from affiliates)	$1,306,017
Interest (includes $8,619 from affiliates)	544,210	$1,850,227
Fees and expenses*:
Investment advisory services	115,066
Distribution services	140,691
Transfer agent services	37,297
Administrative services	12,124
Reports to shareholders	1,497
Registration statement and prospectus	786
Trustees’ compensation	618
Auditing and legal	68
Custodian	1,954
Other	826	310,927
Net investment income		1,539,300

Net realized gain and unrealized appreciation:
Net realized gain (loss) on:
Investments:
Unaffiliated issuers	3,583,813
Affiliated issuers	(99,973)
Forward currency contracts	(43,101)
Currency transactions	(1,802)	3,438,937
Net unrealized appreciation on:
Investments (net of non-U.S. taxes of $118):
Unaffiliated issuers	4,185,882
Affiliated issuers	429,571
Forward currency contracts	14,192
Currency translations	762	4,630,407
Net realized gain and unrealized appreciation		8,069,344
Net increase in net assets resulting from operations		$9,608,644

* Additional information related to class-specific fees and expenses is included in the Notes to Financial Statements.

See Notes to Financial Statements

The Income Fund of America	19

Statements of changes in net assets
	(dollars in thousands)

	Six months ended	Year ended
	January 31, 2018*	July 31, 2017

Operations:
Net investment income	$1,539,300	$3,445,839
Net realized gain	3,438,937	2,091,644
Net unrealized appreciation	4,630,407	3,060,795
Net increase in net assets resulting from operations	9,608,644	8,598,278

Dividends and distributions paid to shareholders:
Dividends from net investment income	(1,527,553)	(3,100,383)
Distributions from net realized gain on investments	(2,332,222)	—
Total dividends and distributions paid to shareholders	(3,859,775)	(3,100,383)

Net capital share transactions	1,077,537	394,949

Total increase in net assets	6,826,406	5,892,844

Net assets:
Beginning of period	107,502,867	101,610,023
End of period (including undistributed net investment income: $898,467 and $883,019, respectively)	$114,329,273	$107,502,867

* Unaudited.

See Notes to Financial Statements

20	The Income Fund of America

Notes to financial statements	unaudited

1. Organization

The Income Fund of America (the “fund”) is registered under the Investment Company Act of 1940 as an open-end, diversified management investment company. The fund seeks current income while secondarily striving for capital growth.

The fund has 19 share classes consisting of six retail share classes (Classes A, C, T, F-1, F-2 and F-3), five 529 college savings plan share classes (Classes 529-A, 529-C, 529-E, 529-T and 529-F-1) and eight retirement plan share classes (Classes R-1, R-2, R-2E, R-3, R-4, R-5E, R-5 and R-6). The 529 college savings plan share classes can be used to save for college education. The retirement plan share classes are generally offered only through eligible employer-sponsored retirement plans. The fund’s share classes are described further in the following table:

Share class	Initial sales charge	Contingent deferred sales charge upon redemption	Conversion feature
Classes A and 529-A	Up to 5.75%	None (except 1% for certain redemptions within 18 months of purchase without an initial sales charge)	None
Class C	None	1% for redemptions within one year of purchase	Class C converts to Class F-1 after 10 years
Class 529-C	None	1% for redemptions within one year of purchase	Class 529-C converts to Class 529-A after 10 years*
Class 529-E	None	None	None
Classes T and 529-T†	Up to 2.50%	None	None
Classes F-1, F-2, F-3 and 529-F-1	None	None	None
Classes R-1, R-2, R-2E, R-3, R-4, R-5E, R-5 and R-6	None	None	None

* Effective December 1, 2017.

† Class T and 529-T shares are not available for purchase.

Holders of all share classes have equal pro rata rights to the assets, dividends and liquidation proceeds of the fund. Each share class has identical voting rights, except for the exclusive right to vote on matters affecting only its class. Share classes have different fees and expenses (“class-specific fees and expenses”), primarily due to different arrangements for distribution, transfer agent and administrative services. Differences in class-specific fees and expenses will result in differences in net investment income and, therefore, the payment of different per-share dividends by each share class.

The Income Fund of America	21

2. Significant accounting policies

The fund is an investment company that applies the accounting and reporting guidance issued in Topic 946 by the U.S. Financial Accounting Standards Board. The fund’s financial statements have been prepared to comply with U.S. generally accepted accounting principles (“U.S. GAAP”). These principles require the fund’s investment adviser to make estimates and assumptions that affect reported amounts and disclosures. Actual results could differ from those estimates. Subsequent events, if any, have been evaluated through the date of issuance in the preparation of the financial statements. The fund follows the significant accounting policies described in this section, as well as the valuation policies described in the next section on valuation.

Cash — Cash may include amounts held in an interest bearing deposit facility.

Security transactions and related investment income — Security transactions are recorded by the fund as of the date the trades are executed with brokers. Realized gains and losses from security transactions are determined based on the specific identified cost of the securities. In the event a security is purchased with a delayed payment date, the fund will segregate liquid assets sufficient to meet its payment obligations. Dividend income is recognized on the ex-dividend date and interest income is recognized on an accrual basis. Market discounts, premiums and original issue discounts on fixed-income securities are amortized daily over the expected life of the security.

Class allocations — Income, fees and expenses (other than class-specific fees and expenses) and realized and unrealized gains and losses are allocated daily among the various share classes based on their relative net assets. Class-specific fees and expenses, such as distribution, transfer agent and administrative services, are charged directly to the respective share class.

Dividends and distributions to shareholders — Dividends and distributions to shareholders are recorded on the ex-dividend date.

Currency translation — Assets and liabilities, including investment securities, denominated in currencies other than U.S. dollars are translated into U.S. dollars at the exchange rates supplied by one or more pricing vendors on the valuation date. Purchases and sales of investment securities and income and expenses are translated into U.S. dollars at the exchange rates on the dates of such transactions. The effects of changes in exchange rates on investment securities are included with the net realized gain or loss and net unrealized appreciation or depreciation on investments in the fund’s statement of operations. The realized gain or loss and unrealized appreciation or depreciation resulting from all other transactions denominated in currencies other than U.S. dollars are disclosed separately.

22	The Income Fund of America

3. Valuation

Capital Research and Management Company (“CRMC”), the fund’s investment adviser, values the fund’s investments at fair value as defined by U.S. GAAP. The net asset value of each share class of the fund is generally determined as of approximately 4:00 p.m. New York time each day the New York Stock Exchange is open.

Methods and inputs — The fund’s investment adviser uses the following methods and inputs to establish the fair value of the fund’s assets and liabilities. Use of particular methods and inputs may vary over time based on availability and relevance as market and economic conditions evolve.

Equity securities are generally valued at the official closing price of, or the last reported sale price on, the exchange or market on which such securities are traded, as of the close of business on the day the securities are being valued or, lacking any sales, at the last available bid price. Prices for each security are taken from the principal exchange or market on which the security trades.

Fixed-income securities, including short-term securities, are generally valued at prices obtained from one or more pricing vendors. Vendors value such securities based on one or more of the inputs described in the following table. The table provides examples of inputs that are commonly relevant for valuing particular classes of fixed-income securities in which the fund is authorized to invest. However, these classifications are not exclusive, and any of the inputs may be used to value any other class of fixed-income security.

Fixed-income class	Examples of standard inputs
All	Benchmark yields, transactions, bids, offers, quotations from dealers and trading systems, new issues, spreads and other relationships observed in the markets among comparable securities; and proprietary pricing models such as yield measures calculated using factors such as cash flows, financial or collateral performance and other reference data (collectively referred to as “standard inputs”)
Corporate bonds & notes; convertible securities	Standard inputs and underlying equity of the issuer
Bonds & notes of governments & government agencies	Standard inputs and interest rate volatilities
Mortgage-backed; asset-backed obligations	Standard inputs and cash flows, prepayment information, default rates, delinquency and loss assumptions, collateral characteristics, credit enhancements and specific deal information
Municipal securities	Standard inputs and, for certain distressed securities, cash flows or liquidation values using a net present value calculation based on inputs that include, but are not limited to, financial statements and debt contracts

The Income Fund of America	23

When the fund’s investment adviser deems it appropriate to do so (such as when vendor prices are unavailable or deemed to be not representative), fixed-income securities will be valued in good faith at the mean quoted bid and ask prices that are reasonably and timely available (or bid prices, if ask prices are not available) or at prices for securities of comparable maturity, quality and type.

Securities with both fixed-income and equity characteristics, or equity securities traded principally among fixed-income dealers, are generally valued in the manner described for either equity or fixed-income securities, depending on which method is deemed most appropriate by the fund’s investment adviser. Forward currency contracts are valued at the mean of representative quoted bid and ask prices, generally based on prices supplied by one or more pricing vendors.

Securities and other assets for which representative market quotations are not readily available or are considered unreliable by the fund’s investment adviser are fair valued as determined in good faith under fair valuation guidelines adopted by authority of the fund’s board of trustees as further described. The investment adviser follows fair valuation guidelines, consistent with U.S. Securities and Exchange Commission rules and guidance, to consider relevant principles and factors when making fair value determinations. The investment adviser considers relevant indications of value that are reasonably and timely available to it in determining the fair value to be assigned to a particular security, such as the type and cost of the security; contractual or legal restrictions on resale of the security; relevant financial or business developments of the issuer; actively traded similar or related securities; conversion or exchange rights on the security; related corporate actions; significant events occurring after the close of trading in the security; and changes in overall market conditions. In addition, the closing prices of equity securities that trade in markets outside U.S. time zones may be adjusted to reflect significant events that occur after the close of local trading but before the net asset value of each share class of the fund is determined. Fair valuations and valuations of investments that are not actively trading involve judgment and may differ materially from valuations that would have been used had greater market activity occurred.

Processes and structure — The fund’s board of trustees has delegated authority to the fund’s investment adviser to make fair value determinations, subject to board oversight. The investment adviser has established a Joint Fair Valuation Committee (the “Fair Valuation Committee”) to administer, implement and oversee the fair valuation process, and to make fair value decisions. The Fair Valuation Committee regularly reviews its own fair value decisions, as well as decisions made under its standing instructions to the investment adviser’s valuation teams. The Fair Valuation Committee reviews changes in fair value measurements from period to period and may, as deemed appropriate, update the fair valuation guidelines to better reflect the results of back testing and address new or evolving issues. The Fair Valuation Committee reports any changes to the fair valuation guidelines to the board of trustees with supplemental information to support the changes. The fund’s board and audit committee also regularly review reports that describe fair value determinations and methods.

24	The Income Fund of America

The fund’s investment adviser has also established a Fixed-Income Pricing Review Group to administer and oversee the fixed-income valuation process, including the use of fixed-income pricing vendors. This group regularly reviews pricing vendor information and market data. Pricing decisions, processes and controls over security valuation are also subject to additional internal reviews, including an annual control self-evaluation program facilitated by the investment adviser’s compliance group.

Classifications — The fund’s investment adviser classifies the fund’s assets and liabilities into three levels based on the inputs used to value the assets or liabilities. Level 1 values are based on quoted prices in active markets for identical securities. Level 2 values are based on significant observable market inputs, such as quoted prices for similar securities and quoted prices in inactive markets. Certain securities trading outside the U.S. may transfer between Level 1 and Level 2 due to valuation adjustments resulting from significant market movements following the close of local trading. Level 3 values are based on significant unobservable inputs that reflect the investment adviser’s determination of assumptions that market participants might reasonably use in valuing the securities. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. For example, U.S. government securities are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market. The tables on the following page present the fund’s valuation levels as of January 31, 2018 (dollars in thousands).

The Income Fund of America	25

	Investment securities
	Level 1*	Level 2	Level 3	Total
Assets:
Common stocks:
Financials	$11,239,146	$—	$—	$11,239,146
Industrials	10,078,123	19,376	53	10,097,552
Consumer staples	9,081,058	—	—	9,081,058
Information technology	8,836,892	—	38,988	8,875,880
Energy	7,019,186	—	25,374	7,044,560
Consumer discretionary	6,844,535	—	5	6,844,540
Materials	6,287,013	—	—	6,287,013
Health care	5,705,590	—	1,086	5,706,676
Real estate	4,909,660	—	—	4,909,660
Telecommunication services	2,757,938	—	—	2,757,938
Utilities	2,722,802	—	—	2,722,802
Miscellaneous	4,946,675	1,682	—	4,948,357
Preferred securities	284,720	—	—	284,720
Rights & warrants	—	401	—	401
Convertible stocks	416,542	25,264	27,184	468,990
Convertible bonds	—	1,016,980	—	1,016,980
Bonds, notes & other debt instruments:
Corporate bonds & notes	—	13,116,200	61,316	13,177,516
U.S. Treasury bonds & notes	—	10,421,466	—	10,421,466
Mortgage-backed obligations	—	2,358,500	—	2,358,500
Federal agency bonds & notes	—	178,185	—	178,185
Other bonds & notes	—	439,668	—	439,668
Miscellaneous	—	12,400	—	12,400
Short-term securities	—	5,987,663	—	5,987,663
Total	$81,129,880	$33,577,785	$154,006	$114,861,671

	Other investments†
	Level 1	Level 2	Level 3	Total
Liabilities:
Unrealized depreciation on open forward currency contracts	$—	$(886)	$—	$(886)

*	Securities with a value of $17,300,082,000, which represented 15.13% of the net assets of the fund, transferred from Level 2 to Level 1 since the prior fiscal year-end, primarily due to a lack of significant market movements following the close of local trading.
†	Forward currency contracts are not included in the investment portfolio.

4. Risk factors

Investing in the fund may involve certain risks including, but not limited to, those described on the following page.

26	The Income Fund of America

Market conditions — The prices of, and the income generated by, the common stocks and other securities held by the fund may decline — sometimes rapidly or unpredictably — due to various factors, including events or conditions affecting the general economy or particular industries; overall market changes; local, regional or global political, social or economic instability; governmental or governmental agency responses to economic conditions; and currency exchange rate, interest rate and commodity price fluctuations.

Issuer risks — The prices of, and the income generated by, securities held by the fund may decline in response to various factors directly related to the issuers of such securities, including reduced demand for an issuer’s goods or services, poor management performance and strategic initiatives such as mergers, acquisitions or dispositions and the market response to any such initiatives.

Investing in income-oriented stocks — Income provided by the fund may be reduced by changes in the dividend policies of, and the capital resources available for dividend payments at, the companies in which the fund invests.

Investing in debt instruments — The prices of, and the income generated by, bonds and other debt securities held by the fund may be affected by changing interest rates and by changes in the effective maturities and credit ratings of these securities.

Rising interest rates will generally cause the prices of bonds and other debt securities to fall. Falling interest rates may cause an issuer to redeem, call or refinance a debt security before its stated maturity, which may result in the fund having to reinvest the proceeds in lower yielding securities. Longer maturity debt securities generally have greater sensitivity to changes in interest rates and may be subject to greater price fluctuations than shorter maturity debt securities.

Bonds and other debt securities are also subject to credit risk, which is the possibility that the credit strength of an issuer will weaken and/or an issuer of a debt security will fail to make timely payments of principal or interest and the security will go into default. Lower quality debt securities generally have higher rates of interest and may be subject to greater price fluctuations than higher quality debt securities. Credit risk is gauged, in part, by the credit ratings of the debt securities in which the fund invests. However, ratings are only the opinions of the rating agencies issuing them and are not guarantees as to credit quality or an evaluation of market risk. The fund’s investment adviser relies on its own credit analysts to research issuers and issues in seeking to mitigate various credit and default risks.

Investing in lower rated debt instruments — Lower rated bonds and other lower rated debt securities generally have higher rates of interest and involve greater risk of default or price declines due to changes in the issuer’s creditworthiness than those of higher quality debt securities. The market prices of these securities may fluctuate more than the prices of higher quality debt securities and may decline significantly in periods of general economic difficulty. These risks may be increased with respect to investments in junk bonds.

The Income Fund of America	27

Investing outside the U.S. — Securities of issuers domiciled outside the U.S., or with significant operations or revenues outside the U.S., may lose value because of adverse political, social, economic or market developments (including social instability, regional conflicts, terrorism and war) in the countries or regions in which the issuers operate or generate revenue. These securities may also lose value due to changes in foreign currency exchange rates against the U.S. dollar and/or currencies of other countries. Issuers of these securities may be more susceptible to actions of foreign governments, such as the imposition of price controls or punitive taxes, that could adversely impact the value of these securities. Securities markets in certain countries may be more volatile and/or less liquid than those in the U.S. Investments outside the U.S. may also be subject to different accounting practices and different regulatory, legal and reporting standards and practices, and may be more difficult to value, than those in the U.S. In addition, the value of investments outside the U.S. may be reduced by foreign taxes, including foreign withholding taxes on interest and dividends. Further, there may be increased risks of delayed settlement of securities purchased or sold by the fund. The risks of investing outside the U.S. may be heightened in connection with investments in emerging markets.

Management — The investment adviser to the fund actively manages the fund’s investments. Consequently, the fund is subject to the risk that the methods and analyses employed by the investment adviser in this process may not produce the desired results. This could cause the fund to lose value or its investment results to lag relevant benchmarks or other funds with similar objectives.

5. Certain investment techniques

Index-linked bonds — The fund has invested in index-linked bonds, which are fixed-income securities whose principal value is periodically adjusted to a government price index. Over the life of an index-linked bond, interest is paid on the adjusted principal value. Increases or decreases in the principal value of index-linked bonds are recorded as interest income in the fund’s statement of operations.

Mortgage dollar rolls — The fund has entered into mortgage dollar roll transactions in which the fund sells a mortgage-backed security to a counterparty and simultaneously enters into an agreement with the same counterparty to buy back a similar security on a specific future date at a predetermined price. Mortgage dollar rolls are accounted for as purchase and sale transactions. Portfolio turnover rates excluding and including mortgage dollar rolls are presented at the end of the fund’s financial highlights table.

Loan transactions — The fund has entered into loan transactions in which the fund acquires a loan either through an agent, by assignment from another holder, or as a participation interest in another holder’s portion of a loan. The loan is often administered by a financial institution that acts as agent for the holders of the loan, and the fund may be required to receive approval from the agent and/or borrower prior to the sale of the investment. The loan’s interest rate and maturity date may change based on the terms of the loan, including potential early payments of principal.

28	The Income Fund of America

Forward currency contracts — The fund has entered into forward currency contracts, which represent agreements to exchange currencies on specific future dates at predetermined rates. The fund’s investment adviser uses forward currency contracts to manage the fund’s exposure to changes in exchange rates. Upon entering into these contracts, risks may arise from the potential inability of counterparties to meet the terms of their contracts and from possible movements in exchange rates.

On a daily basis, the fund’s investment adviser values forward currency contracts and records unrealized appreciation or depreciation for open forward currency contracts in the fund’s statement of assets and liabilities. Realized gains or losses are recorded at the time the forward currency contract is closed or offset by another contract with the same broker for the same settlement date and currency.

Closed forward currency contracts that have not reached their settlement date are included in the respective receivables or payables for closed forward currency contracts in the fund’s statement of assets and liabilities. Net realized gains or losses from closed forward currency contracts and net unrealized appreciation or depreciation from open forward currency contracts are recorded in the fund’s statement of operations. The average month-end notional amount of open forward currency contracts while held was $599,141,000.

The following tables present the financial statement impacts resulting from the fund’s use of forward currency contracts as of, or for the six months ended, January 31, 2018 (dollars in thousands):

		Assets		Liabilities
Contracts	Risk type	Location on statement of assets and liabilities	Value	Location on statement of assets and liabilities	Value
Forward currency	Currency	Unrealized appreciation on open forward currency contracts	$—	Unrealized depreciation on open forward currency contracts	$886
Forward currency	Currency	Receivables for closed forward currency contracts	—	Payables for closed forward currency contracts	5,005
			$—		$5,891

		Net realized loss		Net unrealized appreciation
Contracts	Risk type	Location on statement of operations	Value	Location on statement of operations	Value
Forward currency	Currency	Net realized loss on forward currency contracts	$(43,101)	Net unrealized appreciation on forward currency contracts	$14,192

Collateral — The fund participates in a collateral program that calls for the fund to either receive or pledge highly liquid assets, such as cash or U.S. Treasury bills, as collateral due to its use of forward currency contracts and future delivery contracts. For forward currency contracts, the program calls for the fund to either receive or pledge collateral based on

The Income Fund of America	29

the net gain or loss on unsettled forward currency contracts by counterparty. For future delivery contracts, the program calls for the fund to either receive or pledge collateral based on the net gain or loss on unsettled contracts by certain counterparties. The purpose of the collateral is to cover potential losses that could occur in the event that either party cannot meet its contractual obligation.

Rights of offset — The fund has entered into enforceable master netting agreements with certain counterparties for forward currency contracts, where on any date amounts payable by each party to the other (in the same currency with respect to the same transaction) may be closed or offset by each party’s payment obligation. If an early termination date occurs under these agreements following an event of default or termination event, all obligations of each party to its counterparty are settled net through a single payment in a single currency (“close-out netting”). For financial reporting purposes, the fund does not offset financial assets and financial liabilities that are subject to these master netting arrangements in the statement of assets and liabilities.

The following table presents the fund’s forward currency contracts by counterparty that are subject to master netting agreements but that are not offset in the fund’s statement of assets and liabilities. The net amount column shows the impact of offsetting on the fund’s statement of assets and liabilities as of January 31, 2018, if close-out netting was exercised (dollars in thousands):

	Gross amounts recognized in the	Gross amounts not offset in the statement of assets and liabilities and subject to a master netting agreement
Counterparty	statement of assets and liabilities	Available to offset	Non-cash collateral*	Cash collateral	Net amount
Liabilities:
Barclays Bank PLC	$2,280	$—	$(2,226)	$—	$54
HSBC Bank	2,725	—	(2,725)	—	—
JPMorgan Chase	886	—	(886)	—	—
Total	$5,891	$—	$(5,837)	$—	$54

*	Non-cash collateral is shown on a settlement basis.

6. Taxation and distributions

Federal income taxation — The fund complies with the requirements under Subchapter M of the Internal Revenue Code applicable to mutual funds and intends to distribute substantially all of its net taxable income and net capital gains each year. The fund is not subject to income taxes to the extent such distributions are made. Therefore, no federal income tax provision is required.

As of and during the period ended January 31, 2018, the fund did not have a liability for any unrecognized tax benefits. The fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the statement of operations. During the period, the fund did not incur any significant interest or penalties.

30	The Income Fund of America

The fund’s tax returns are not subject to examination by federal, state and, if applicable, non-U.S. tax authorities after the expiration of each jurisdiction’s statute of limitations, which is generally three years after the date of filing but can be extended in certain jurisdictions.

Non-U.S. taxation — Dividend and interest income are recorded net of non-U.S. taxes paid. The fund may file withholding tax reclaims in certain jurisdictions to recover a portion of amounts previously withheld. As a result of rulings from European courts, the fund filed for additional reclaims related to prior years. These reclaims are recorded when the amount is known and there are no significant uncertainties on collectability. Gains realized by the fund on the sale of securities in certain countries, if any, may be subject to non-U.S. taxes. If applicable, the fund records an estimated deferred tax liability based on unrealized gains to provide for potential non-U.S. taxes payable upon the sale of these securities.

Distributions — Distributions paid to shareholders are based on net investment income and net realized gains determined on a tax basis, which may differ from net investment income and net realized gains for financial reporting purposes. These differences are due primarily to different treatment for items such as currency gains and losses; short-term capital gains and losses; cost of investments sold and income on certain investments. The fiscal year in which amounts are distributed may differ from the year in which the net investment income and net realized gains are recorded by the fund for financial reporting purposes.

The components of distributable earnings on a tax basis are reported as of the fund’s most recent year-end. As of July 31, 2017, the components of distributable earnings on a tax basis were as follows (dollars in thousands):

Undistributed ordinary income	$888,864
Undistributed long-term capital gains	2,331,140
Post-October capital loss deferral*	(180,774)

*	This deferral is considered incurred in the subsequent year.

As of January 31, 2018, the tax basis unrealized appreciation (depreciation) and cost of investments were as follows (dollars in thousands):

Gross unrealized appreciation on investments	$26,496,514
Gross unrealized depreciation on investments	(1,174,657)
Net unrealized appreciation on investments	25,321,857
Cost of investments	89,538,928

The Income Fund of America	31

Distributions paid were characterized for tax purposes as follows (dollars in thousands):

	Six months ended January 31, 2018						Year ended July 31, 2017
Share class	Ordinary income		Long-term capital gains		Total dividends and distributions paid		Ordinary income		Long-term capital gains	Total dividends paid
Class A	$1,080,710		$1,628,666		$2,709,376		$2,274,922		$—	$2,274,922
Class B1							761		—	761
Class C	55,462		114,785		170,247		132,477		—	132,477
Class T2	—	[3]	—	[3]	—	[3]	—	[3]	—	—	[3]
Class F-1	63,204		98,429		161,633		135,696		—	135,696
Class F-2	112,117		163,657		275,774		204,304		—	204,304
Class F-3[4]	33,036		48,964		82,000		12,908		—	12,908
Class 529-A	23,000		36,923		59,923		45,788		—	45,788
Class 529-B1							47		—	47
Class 529-C	3,747		7,401		11,148		10,120		—	10,120
Class 529-E	876		1,494		2,370		1,835		—	1,835
Class 529-T2	—	[3]	—	[3]	—	[3]	—	[3]	—	—	[3]
Class 529-F-1	1,096		1,609		2,705		2,061		—	2,061
Class R-1	1,239		2,641		3,880		2,864		—	2,864
Class R-2	5,385		11,337		16,722		12,579		—	12,579
Class R-2E	273		519		792		325		—	325
Class R-3	14,157		24,346		38,503		32,043		—	32,043
Class R-4	18,564		28,433		46,997		37,080		—	37,080
Class R-5E	21		38		59		13		—	13
Class R-5	6,612		9,277		15,889		16,766		—	16,766
Class R-6	108,054		153,703		261,757		177,794		—	177,794
Total	$1,527,553		$2,332,222		$3,859,775		$3,100,383		$—	$3,100,383

[1]	Class B and 529-B shares were fully liquidated on May 5, 2017.
[2]	Class T and 529-T shares began investment operations on April 7, 2017.
[3]	Amount less than one thousand.
[4]	Class F-3 shares began investment operations on January 27, 2017.

7. Fees and transactions with related parties

CRMC, the fund’s investment adviser, is the parent company of American Funds Distributors,® Inc. (“AFD”), the principal underwriter of the fund’s shares, and American Funds Service Company® (“AFS”), the fund’s transfer agent. CRMC, AFD and AFS are considered related parties to the fund.

Investment advisory services — The fund has an investment advisory and service agreement with CRMC that provides for monthly fees accrued daily. These fees are based on a series of decreasing annual rates beginning with 0.250% on the first $500 million of daily net assets and decreasing to 0.121% on such assets in excess of $115 billion. The agreement also provides for monthly fees, accrued daily, of 2.25% of the fund’s monthly

32	The Income Fund of America

gross income. For the six months ended January 31, 2018, the investment advisory services fee was $115,066,000, which was equivalent to an annualized rate of 0.208% of average daily net assets.

Class-specific fees and expenses — Expenses that are specific to individual share classes are accrued directly to the respective share class. The principal class-specific fees and expenses are further described below:

Distribution services — The fund has plans of distribution for all share classes, except Class F-2, F-3, R-5E, R-5 and R-6 shares. Under the plans, the board of trustees approves certain categories of expenses that are used to finance activities primarily intended to sell fund shares and service existing accounts. The plans provide for payments, based on an annualized percentage of average daily net assets, ranging from 0.25% to 1.00% as noted in this section. In some cases, the board of trustees has limited the amounts that may be paid to less than the maximum allowed by the plans. All share classes with a plan may use up to 0.25% of average daily net assets to pay service fees, or to compensate AFD for paying service fees, to firms that have entered into agreements with AFD to provide certain shareholder services. The remaining amounts available to be paid under each plan are paid to dealers to compensate them for their sales activities.

Share class	Currently approved limits	Plan limits
Class A	0.25%	0.25%
Class 529-A	0.25	0.50
Classes C, 529-C and R-1	1.00	1.00
Class R-2	0.75	1.00
Class R-2E	0.60	0.85
Classes 529-E and R-3	0.50	0.75
Classes T, F-1, 529-T, 529-F-1 and R-4	0.25	0.50

For Class A and 529-A shares, distribution-related expenses include the reimbursement of dealer and wholesaler commissions paid by AFD for certain shares sold without a sales charge. These share classes reimburse AFD for amounts billed within the prior 15 months but only to the extent that the overall annual expense limits are not exceeded. As of January 31, 2018, there were no unreimbursed expenses subject to reimbursement for Class A or 529-A shares.

Transfer agent services — The fund has a shareholder services agreement with AFS under which the fund compensates AFS for providing transfer agent services to each of the fund’s share classes. These services include recordkeeping, shareholder communications and transaction processing. In addition, the fund reimburses AFS for amounts paid to third parties for performing transfer agent services on behalf of fund shareholders.

The Income Fund of America	33

Administrative services — The fund has an administrative services agreement with CRMC under which the fund compensates CRMC for providing administrative services to Class A, C, T, F, 529 and R shares. These services include, but are not limited to, coordinating, monitoring, assisting and overseeing third parties that provide services to fund shareholders. Under the agreement, Class A shares pay an annual fee of 0.01% and Class C, T, F, 529 and R shares pay an annual fee of 0.05% of their respective average daily net assets.

529 plan services — Each 529 share class is subject to service fees to compensate the Virginia College Savings Plan (“Virginia529”) for its oversight and administration of the 529 college savings plan. The quarterly fee is based on a series of decreasing annual rates beginning with 0.10% on the first $20 billion of the net assets invested in the Class 529 shares of the American Funds and decreasing to 0.03% on such assets in excess of $100 billion. The fee for any given calendar quarter is accrued and calculated on the basis of the average net assets of Class 529 shares of the American Funds for the last month of the prior calendar quarter. The fee is included in other expenses in the fund’s statement of operations. Virginia529 is not considered a related party to the fund.

For the six months ended January 31, 2018, class-specific expenses under the agreements were as follows (dollars in thousands):

Share class	Distribution services	Transfer agent services		Administrative services		529 plan services
Class A	$95,798	$25,307		$3,884		Not applicable
Class C	27,492	1,825		1,375		Not applicable
Class T	—	—	*	—	*	Not applicable
Class F-1	5,848	2,735		1,170		Not applicable
Class F-2	Not applicable	3,981		1,894		Not applicable
Class F-3	Not applicable	52		544		Not applicable
Class 529-A	1,900	461		417		$558
Class 529-C	2,163	141		109		146
Class 529-E	176	9		18		24
Class 529-T	—	—	*	—	*	—	*
Class 529-F-1	—	21		19		25
Class R-1	626	64		31		Not applicable
Class R-2	1,991	946		134		Not applicable
Class R-2E	71	24		6		Not applicable
Class R-3	2,925	894		293		Not applicable
Class R-4	1,701	703		340		Not applicable
Class R-5E	Not applicable	1		1		Not applicable
Class R-5	Not applicable	120		111		Not applicable
Class R-6	Not applicable	13		1,778		Not applicable
Total class-specific expenses	$140,691	$37,297		$12,124		$753

*	Amount less than one thousand.

34	The Income Fund of America

Trustees’ deferred compensation — Trustees who are unaffiliated with CRMC may elect to defer the cash payment of part or all of their compensation. These deferred amounts, which remain as liabilities of the fund, are treated as if invested in shares of the fund or other American Funds. These amounts represent general, unsecured liabilities of the fund and vary according to the total returns of the selected funds. Trustees’ compensation of $618,000 in the fund’s statement of operations reflects $268,000 in current fees (either paid in cash or deferred) and a net increase of $350,000 in the value of the deferred amounts.

Affiliated officers and trustees — Officers and certain trustees of the fund are or may be considered to be affiliated with CRMC, AFD and AFS. No affiliated officers or trustees received any compensation directly from the fund.

Security transactions with related funds — The fund may purchase from, or sell securities to, other funds managed by CRMC (or funds managed by certain affiliates of CRMC) under procedures adopted by the fund’s board of trustees. The funds involved in such transactions are considered related by virtue of having a common investment adviser (or affiliated investment advisers), common trustees and/or common officers. When such transactions occur, each transaction is executed at the current market price of the security and no brokerage commissions or fees are paid in accordance with Rule 17a-7 of the 1940 Act.

Interfund lending — Pursuant to an exemptive order issued by the SEC, the fund, along with other CRMC-managed funds (or funds managed by certain affiliates of CRMC), may participate in an interfund lending program. The program provides an alternate credit facility that permits the funds to lend or borrow cash for temporary purposes directly to or from one another, subject to the conditions of the exemptive order. The fund did not lend or borrow cash through the interfund lending program at any time during the six months ended January 31, 2018.

The Income Fund of America	35

8. Capital share transactions

Capital share transactions in the fund were as follows (dollars and shares in thousands):

	Sales[1]		Reinvestments of dividends and distributions				Repurchases[1]		Net (decrease) increase
Share class	Amount	Shares	Amount		Shares		Amount	Shares	Amount	Shares

Six months ended January 31, 2018

Class A	$2,094,606	89,607	$2,649,662		114,221		$(5,358,375)	(229,447)	$(614,107)	(25,619)
Class C	243,430	10,547	166,420		7,258		(770,799)	(33,463)	(360,949)	(15,658)
Class T	—	—	—		—		—	—	—	—
Class F-1	367,303	15,777	155,913		6,738		(624,677)	(26,786)	(101,461)	(4,271)
Class F-2	1,314,837	56,275	262,475		11,324		(876,345)	(37,582)	700,967	30,017
Class F-3	757,668	32,553	80,026		3,451		(237,740)	(10,164)	599,954	25,840
Class 529-A	204,149	8,663	59,909		2,588		(155,111)	(6,656)	108,947	4,595
Class 529-C	24,826	1,071	11,144		483		(168,451)	(7,174)	(132,481)	(5,620)
Class 529-E	3,851	165	2,368		103		(7,855)	(339)	(1,636)	(71)
Class 529-T	—	—	—	[2]	—	[2]	—	—	— [2]	— [2]
Class 529-F-1	10,843	464	2,705		117		(7,990)	(343)	5,558	238
Class R-1	6,314	272	3,875		168		(13,114)	(566)	(2,925)	(126)
Class R-2	55,694	2,399	16,706		728		(99,715)	(4,302)	(27,315)	(1,175)
Class R-2E	5,142	220	792		34		(2,905)	(124)	3,029	130
Class R-3	96,450	4,135	38,412		1,662		(203,251)	(8,731)	(68,389)	(2,934)
Class R-4	105,184	4,513	46,992		2,029		(249,628)	(10,709)	(97,452)	(4,167)
Class R-5E	2,602	111	58		3		(163)	(7)	2,497	107
Class R-5	60,657	2,599	15,820		681		(56,235)	(2,401)	20,242	879
Class R-6	997,035	42,694	261,698		11,277		(215,675)	(9,206)	1,043,058	44,765
Total net increase (decrease)	$6,350,591	272,065	$3,774,975		162,865		$(9,048,029)	(388,000)	$1,077,537	46,930

36	The Income Fund of America

	Sales[1]			Reinvestments of dividends				Repurchases[1]		Net (decrease) increase
Share class	Amount	Shares		Amount		Shares		Amount	Shares	Amount	Shares

Year ended July 31, 2017
Class A	$5,881,486	267,632		$2,203,615		100,407		$(11,318,300)	(514,813)	$(3,233,199)	(146,774)
Class B3	497	23		751		35		(114,403)	(5,268)	(113,155)	(5,210)
Class C	736,768	33,965		127,963		5,905		(1,788,999)	(82,331)	(924,268)	(42,461)
Class T4	10	—	[2]	—		—		—	—	10	— [2]
Class F-1	1,077,400	49,135		129,704		5,921		(1,260,853)	(57,168)	(53,749)	(2,112)
Class F-2	4,441,332	202,365		192,330		8,753		(2,996,579)	(135,371)	1,637,083	75,747
Class F-3[5]	1,811,312	80,631		12,318		542		(92,211)	(4,071)	1,731,419	77,102
Class 529-A	178,773	8,152		45,773		2,089		(226,711)	(10,321)	(2,165)	(80)
Class 529-B3	103	4		47		2		(8,131)	(373)	(7,981)	(367)
Class 529-C	53,563	2,454		10,117		463		(86,315)	(3,950)	(22,635)	(1,033)
Class 529-E	8,659	396		1,835		84		(9,919)	(453)	575	27
Class 529-T4	10	—	[2]	—	[2]	—	[2]	—	—	10	— [2]
Class 529-F-1	18,418	837		2,059		94		(13,408)	(611)	7,069	320
Class R-1	18,994	870		2,862		131		(37,028)	(1,695)	(15,172)	(694)
Class R-2	119,096	5,471		12,554		578		(204,605)	(9,386)	(72,955)	(3,337)
Class R-2E	15,942	722		325		15		(2,480)	(113)	13,787	624
Class R-3	252,983	11,540		31,954		1,462		(381,026)	(17,346)	(96,089)	(4,344)
Class R-4	443,211	20,013		37,060		1,689		(370,093)	(16,774)	110,178	4,928
Class R-5E	846	38		12		—	[2]	(21)	(1)	837	37
Class R-5	138,397	6,310		16,721		763		(269,858)	(12,093)	(114,740)	(5,020)
Class R-6	1,763,760	80,003		177,698		8,074		(391,369)	(17,781)	1,550,089	70,296
Total net increase (decrease)	$16,961,560	770,561		$3,005,698		137,007		$(19,572,309)	(889,919)	$394,949	17,649

[1]	Includes exchanges between share classes of the fund.
[2]	Amount less than one thousand.
[3]	Class B and 529-B shares were fully liquidated on May 5, 2017.
[4]	Class T and 529-T shares began investment operations on April 7, 2017.
[5]	Class F-3 shares began investment operations on January 27, 2017.

9. Investment transactions

The fund made purchases and sales of investment securities, excluding short-term securities and U.S. government obligations, if any, of $21,538,013,000 and $37,948,700,000, respectively, during the six months ended January 31, 2018.

The Income Fund of America	37

Financial highlights

		Income from investment operations[1]
Period ended	Net asset value, beginning of period	Net investment income[2]	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations
Class A:
1/31/2018[4,5]	$22.87	$.33	$1.71	$2.04
7/31/2017	21.70	.74	1.10	1.84
7/31/2016	21.31	.66	.76	1.42
7/31/2015	21.45	.69	(.04)	.65
7/31/2014	19.64	.78	1.69	2.47
7/31/2013	17.66	.67	1.99	2.66
Class C:
1/31/2018[4,5]	22.59	.24	1.68	1.92
7/31/2017	21.44	.56	1.09	1.65
7/31/2016	21.06	.49	.76	1.25
7/31/2015	21.21	.51	(.04)	.47
7/31/2014	19.42	.60	1.69	2.29
7/31/2013	17.47	.51	1.97	2.48
Class T:
1/31/2018[4,5]	22.88	.36	1.70	2.06
7/31/2017[4,10]	22.27	.29	.50	.79
Class F-1:
1/31/2018[4,5]	22.82	.32	1.70	2.02
7/31/2017	21.65	.72	1.10	1.82
7/31/2016	21.26	.64	.76	1.40
7/31/2015	21.40	.67	(.04)	.63
7/31/2014	19.60	.76	1.68	2.44
7/31/2013	17.62	.65	2.00	2.65
Class F-2:
1/31/2018[4,5]	22.86	.35	1.71	2.06
7/31/2017	21.69	.78	1.10	1.88
7/31/2016	21.30	.70	.75	1.45
7/31/2015	21.44	.73	(.04)	.69
7/31/2014	19.63	.80	1.71	2.51
7/31/2013	17.65	.70	1.99	2.69
Class F-3:
1/31/2018[4,5]	22.87	.36	1.71	2.07
7/31/2017[4,11]	22.07	.49	.67	1.16

38	The Income Fund of America

Dividends and distributions
Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions	Net asset value, end of period	Total return[3]		Net assets, end of period (in millions)		Ratio of expenses to average net assets[2]		Ratio of net income to average net assets[2]

$(.33)	$(.50)	$(.83)	$24.08	9.08%[6]		$79,564.54%[7]				2.81%[7]
(.67)	—	(.67)	22.87	8.65		76,148.56				3.37
(.66)	(.37)	(1.03)	21.70	7.10		75,437.56				3.22
(.79)	—	(.79)	21.31	3.01		72,952.55				3.19
(.66)	—	(.66)	21.45	12.78		71,290.57				3.76
(.68)	—	(.68)	19.64	15.33		63,968.58				3.58

(.24)	(.50)	(.74)	23.77	8.62	[6]	5,489		1.33	[7]	2.03	[7]
(.50)	—	(.50)	22.59	7.79		5,569		1.35		2.56
(.50)	(.37)	(.87)	21.44	6.27		6,196		1.36		2.41
(.62)	—	(.62)	21.06	2.19		6,390		1.35		2.39
(.50)	—	(.50)	21.21	11.91		6,597		1.37		2.95
(.53)	—	(.53)	19.42	14.41		6,389		1.38		2.79

(.35)	(.50)	(.85)	24.09	9.20	[6,8]	—	[9]	.33	[7,8]	3.02	[7,8]
(.18)	—	(.18)	22.88	3.54	[6,8]	—	[9]	.11	[6,8]	1.26	[6,8]

(.32)	(.50)	(.82)	24.02	9.01	[6]	4,751.63			[7]	2.71	[7]
(.65)	—	(.65)	22.82	8.57		4,610.65				3.28
(.64)	(.37)	(1.01)	21.65	7.02		4,421.65				3.12
(.77)	—	(.77)	21.26	2.94		4,160.64				3.10
(.64)	—	(.64)	21.40	12.66		3,841.65				3.71
(.67)	—	(.67)	19.60	15.30		3,554.65				3.50

(.35)	(.50)	(.85)	24.07	9.18	[6]	8,178.37			[7]	2.96	[7]
(.71)	—	(.71)	22.86	8.84		7,081.39				3.54
(.69)	(.37)	(1.06)	21.69	7.28		5,076.39				3.38
(.83)	—	(.83)	21.30	3.20		4,042.38				3.35
(.70)	—	(.70)	21.44	12.97		2,975.40				3.89
(.71)	—	(.71)	19.63	15.53		1,434.41				3.74

(.36)	(.50)	(.86)	24.08	9.23	[6]	2,479.27			[7]	3.02	[7]
(.36)	—	(.36)	22.87	5.30	[6]	1,763.30			[7]	4.33	[7]

See end of table for footnotes.

The Income Fund of America	39

Financial highlights (continued)

		Income from investment operations[1]
Period ended	Net asset value, beginning of period	Net investment income[2]	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations
Class 529-A:
1/31/2018[4,5]	$22.83	$.32	$1.70	$2.02
7/31/2017	21.66	.72	1.10	1.82
7/31/2016	21.27	.64	.76	1.40
7/31/2015	21.41	.67	(.04)	.63
7/31/2014	19.60	.75	1.70	2.45
7/31/2013	17.63	.65	1.98	2.63
Class 529-C:
1/31/2018[4,5]	22.73	.24	1.69	1.93
7/31/2017	21.57	.55	1.09	1.64
7/31/2016	21.18	.48	.76	1.24
7/31/2015	21.33	.50	(.05)	.45
7/31/2014	19.53	.59	1.69	2.28
7/31/2013	17.56	.50	1.99	2.49
Class 529-E:
1/31/2018[4,5]	22.76	.29	1.70	1.99
7/31/2017	21.60	.67	1.09	1.76
7/31/2016	21.21	.59	.76	1.35
7/31/2015	21.35	.62	(.04)	.58
7/31/2014	19.55	.70	1.69	2.39
7/31/2013	17.58	.60	1.99	2.59
Class 529-T:
1/31/2018[4,5]	22.88	.35	1.71	2.06
7/31/2017[4,10]	22.27	.28	.50	.78
Class 529-F-1:
1/31/2018[4,5]	22.83	.35	1.70	2.05
7/31/2017	21.66	.78	1.09	1.87
7/31/2016	21.27	.69	.76	1.45
7/31/2015	21.41	.72	(.04)	.68
7/31/2014	19.60	.80	1.70	2.50
7/31/2013	17.63	.69	1.98	2.67
Class R-1:
1/31/2018[4,5]	22.73	.23	1.69	1.92
7/31/2017	21.57	.55	1.10	1.65
7/31/2016	21.18	.49	.76	1.25
7/31/2015	21.33	.51	(.05)	.46
7/31/2014	19.53	.60	1.69	2.29
7/31/2013	17.56	.52	1.98	2.50

40	The Income Fund of America

Dividends and distributions
Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions	Net asset value, end of period	Total return[3]		Net assets, end of period (in millions)		Ratio of expenses to average net assets[2]		Ratio of net income to average net assets[2]

$(.32)	$(.50)	$(.82)	$24.03	9.02%[6]		$1,801.62%[7]				2.72%[7]
(.65)	—	(.65)	22.83	8.58		1,606.64				3.30
(.64)	(.37)	(1.01)	21.66	7.00		1,525.66				3.11
(.77)	—	(.77)	21.27	2.92		1,489.65				3.09
(.64)	—	(.64)	21.41	12.69		1,463.67				3.66
(.66)	—	(.66)	19.60	15.19		1,298.68				3.48

(.21)	(.50)	(.71)	23.95	8.63	[6]	355		1.39	[7]	2.01	[7]
(.48)	—	(.48)	22.73	7.74		464		1.41		2.52
(.48)	(.37)	(.85)	21.57	6.20		463		1.43		2.34
(.60)	—	(.60)	21.18	2.09		466		1.42		2.32
(.48)	—	(.48)	21.33	11.82		470		1.44		2.88
(.52)	—	(.52)	19.53	14.36		420		1.45		2.71

(.29)	(.50)	(.79)	23.96	8.91	[6]	72.86			[7]	2.50	[7]
(.60)	—	(.60)	22.76	8.30		70.87				3.06
(.59)	(.37)	(.96)	21.60	6.76		66.89				2.88
(.72)	—	(.72)	21.21	2.68		64.89				2.85
(.59)	—	(.59)	21.35	12.39		65.91				3.41
(.62)	—	(.62)	19.55	14.95		59.92				3.24

(.35)	(.50)	(.85)	24.09	9.16	[6,8]	—	[9]	.40	[7,8]	2.94	[7,8]
(.17)	—	(.17)	22.88	3.52	[6,8]	—	[9]	.13	[6,8]	1.24	[6,8]

(.35)	(.50)	(.85)	24.03	9.14	[6]	81.39			[7]	2.94	[7]
(.70)	—	(.70)	22.83	8.83		71.41				3.53
(.69)	(.37)	(1.06)	21.66	7.25		61.43				3.34
(.82)	—	(.82)	21.27	3.16		58.42				3.31
(.69)	—	(.69)	21.41	12.94		52.44				3.89
(.70)	—	(.70)	19.60	15.44		44.45				3.70

(.23)	(.50)	(.73)	23.92	8.60	[6]	128		1.37	[7]	1.98	[7]
(.49)	—	(.49)	22.73	7.76		124		1.39		2.53
(.49)	(.37)	(.86)	21.57	6.25		133		1.37		2.40
(.61)	—	(.61)	21.18	2.16		139		1.36		2.38
(.49)	—	(.49)	21.33	11.88		133		1.39		2.93
(.53)	—	(.53)	19.53	14.43		120		1.39		2.78

See end of table for footnotes.

The Income Fund of America	41

Financial highlights (continued)

		Income from investment operations[1]
Period ended	Net asset value, beginning of period	Net investment income[2]	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations
Class R-2:
1/31/2018[4,5]	$22.62	$.23	$1.68	$1.91
7/31/2017	21.47	.55	1.09	1.64
7/31/2016	21.09	.49	.75	1.24
7/31/2015	21.23	.52	(.04)	.48
7/31/2014	19.45	.60	1.68	2.28
7/31/2013	17.49	.52	1.98	2.50
Class R-2E:
1/31/2018[4,5]	22.82	.26	1.71	1.97
7/31/2017	21.66	.65	1.08	1.73
7/31/2016	21.29	.58	.75	1.33
7/31/2015[4,12]	21.98	.54	(.47)	.07
Class R-3:
1/31/2018[4,5]	22.78	.29	1.71	2.00
7/31/2017	21.62	.65	1.10	1.75
7/31/2016	21.23	.59	.75	1.34
7/31/2015	21.37	.61	(.04)	.57
7/31/2014	19.57	.69	1.69	2.38
7/31/2013	17.60	.60	1.98	2.58
Class R-4:
1/31/2018[4,5]	22.83	.32	1.71	2.03
7/31/2017	21.67	.73	1.09	1.82
7/31/2016	21.27	.65	.76	1.41
7/31/2015	21.42	.68	(.06)	.62
7/31/2014	19.61	.76	1.70	2.46
7/31/2013	17.63	.66	1.99	2.65
Class R-5E:
1/31/2018[4,5]	22.85	.30	1.76	2.06
7/31/2017	21.69	.90	.95	1.85
7/31/2016[4,13]	21.03	.47	1.07	1.54
Class R-5:
1/31/2018[4,5]	22.87	.35	1.73	2.08
7/31/2017	21.70	.78	1.11	1.89
7/31/2016	21.31	.71	.76	1.47
7/31/2015	21.45	.74	(.04)	.70
7/31/2014	19.64	.82	1.70	2.52
7/31/2013	17.66	.71	1.99	2.70

42	The Income Fund of America

Dividends and distributions
Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions	Net asset value, end of period	Total return[3]		Net assets, end of period (in millions)		Ratio of expenses to average net assets[2]		Ratio of net income to average net assets[2]

$(.23)	$(.50)	$(.73)	$23.80	8.60%[6]		$533		1.36%[7]		1.99%[7]
(.49)	—	(.49)	22.62	7.77		533		1.40		2.52
(.49)	(.37)	(.86)	21.47	6.25		577		1.36		2.41
(.62)	—	(.62)	21.09	2.24		599		1.32		2.42
(.50)	—	(.50)	21.23	11.85		635		1.37		2.95
(.54)	—	(.54)	19.45	14.47		609		1.36		2.80

(.27)	(.50)	(.77)	24.02	8.78	[6]	26		1.07	[7]	2.25	[7]
(.57)	—	(.57)	22.82	8.11		22		1.09		2.95
(.59)	(.37)	(.96)	21.66	6.64		7		1.03		2.86
(.76)	—	(.76)	21.29	.28	[6,8]	—	[9]	.96	[7,8]	2.73	[7,8]

(.29)	(.50)	(.79)	23.99	8.91	[6]	1,175.92			[7]	2.44	[7]
(.59)	—	(.59)	22.78	8.23		1,183.95				2.97
(.58)	(.37)	(.95)	21.62	6.71		1,217.92				2.85
(.71)	—	(.71)	21.23	2.65		1,275.92				2.83
(.58)	—	(.58)	21.37	12.35		1,357.94				3.38
(.61)	—	(.61)	19.57	14.91		1,323.94				3.22

(.32)	(.50)	(.82)	24.04	9.06	[6]	1,337.62			[7]	2.74	[7]
(.66)	—	(.66)	22.83	8.54		1,365.64				3.31
(.64)	(.37)	(1.01)	21.67	7.07		1,189.62				3.15
(.77)	—	(.77)	21.27	2.90		1,203.62				3.12
(.65)	—	(.65)	21.42	12.71		1,192.64				3.67
(.67)	—	(.67)	19.61	15.29		1,045.64				3.52

(.35)	(.50)	(.85)	24.06	9.17	[6]	3.40			[7]	2.58	[7]
(.69)	—	(.69)	22.85	8.72		1.44				4.04
(.51)	(.37)	(.88)	21.69	7.70	[6]	—	[9]	.48	[7]	3.30	[7]

(.36)	(.50)	(.86)	24.09	9.25	[6]	473.32			[7]	3.01	[7]
(.72)	—	(.72)	22.87	8.89		429.34				3.53
(.71)	(.37)	(1.08)	21.70	7.34		516.33				3.46
(.84)	—	(.84)	21.31	3.25		658.32				3.41
(.71)	—	(.71)	21.45	13.03		567.34				3.98
(.72)	—	(.72)	19.64	15.60		525.34				3.83

See end of table for footnotes.

The Income Fund of America	43

Financial highlights (continued)

		Income from investment operations[1]
Period ended	Net asset value, beginning of period	Net investment income[2]	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations
Class R-6:
1/31/2018[4,5]	$22.88	$.36	$1.72	$2.08
7/31/2017	21.71	.81	1.09	1.90
7/31/2016	21.32	.72	.76	1.48
7/31/2015	21.46	.75	(.04)	.71
7/31/2014	19.65	.83	1.70	2.53
7/31/2013	17.66	.72	2.00	2.72

	Six months
	ended January 31,	Year ended July 31
Portfolio turnover rate for all share classes[14]	2018[4,5,6]	2017	2016	2015	2014	2013

Excluding mortgage dollar roll transactions	22%	34%	39%	32%	Not available
Including mortgage dollar roll transactions	30%	42%	52%	45%	39%	47%

See Notes to Financial Statements

44	The Income Fund of America

Dividends and distributions
Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions	Net asset value, end of period	Total return[3]	Net assets, end of period (in millions)	Ratio of expenses to average net assets[2]	Ratio of net income to average net assets[2]

$(.36)	$(.50)	$(.86)	$24.10	9.28%[6]	$7,884.27%[7]		3.05%[7]
(.73)	—	(.73)	22.88	8.95	6,464.28		3.68
(.72)	(.37)	(1.09)	21.71	7.39	4,606.28		3.49
(.85)	—	(.85)	21.32	3.30	3,176.28		3.45
(.72)	—	(.72)	21.46	13.08	2,566.29		4.03
(.73)	—	(.73)	19.65	15.72	1,631.29		3.85

[1]	Based on average shares outstanding.
[2]	For the year ended July 31, 2014, this column reflects the impact of a corporate action event that resulted in a one-time increase to net investment income. If the corporate action event had not occurred, the Class A net investment income per share would have been lower by $.11; the Class A ratio of expenses to average net assets would have been lower by .01 percentage points; and the Class A ratio of net income to average net assets would have been lower by .51 percentage points. The impact to the other share classes would have been similar.
[3]	Total returns exclude any applicable sales charges, including contingent deferred sales charges.
[4]	Based on operations for a period that is less than a full year.
[5]	Unaudited.
[6]	Not annualized.
[7]	Annualized.
[8]	All or a significant portion of assets in this class consisted of seed capital invested by CRMC and/or its affiliates. Fees for distribution services are not charged or accrued on these seed capital assets. If such fees were paid by the fund on seed capital assets, fund expenses would have been higher and net income and total return would have been lower.
[9]	Amount less than $1 million.
[10]	Class T and 529-T shares began investment operations on April 7, 2017.
[11]	Class F-3 shares began investment operations on January 27, 2017.
[12]	Class R-2E shares began investment operations on August 29, 2014.
[13]	Class R-5E shares began investment operations on November 20, 2015.
[14]	Refer to Note 5 for more information on mortgage dollar rolls.

The Income Fund of America	45

Expense example	unaudited

As a fund shareholder, you incur two types of costs: (1) transaction costs, such as initial sales charges on purchase payments and contingent deferred sales charges on redemptions (loads), and (2) ongoing costs, including management fees, distribution and service (12b-1) fees, and other expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the fund so you can compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire six-month period (August 1, 2017, through January 31, 2018).

Actual expenses:

The first line of each share class in the table on the following page provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading titled “Expenses paid during period” to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes:

The second line of each share class in the table on the following page provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio for the share class and an assumed rate of return of 5.00% per year before expenses, which is not the actual return of the share class. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5.00% hypothetical example with the 5.00% hypothetical examples that appear in the shareholder reports of the other funds.

Notes:

Retirement plan participants may be subject to certain fees charged by the plan sponsor, and Class F-1, F-2, F-3 and 529-F-1 shareholders may be subject to fees charged by financial intermediaries, typically ranging from 0.75% to 1.50% of assets annually depending on services offered. You can estimate the impact of these fees by adding the amount of the fees to the total estimated expenses you paid on your account during the period as calculated above. In addition, your ending account value would be lower by the amount of these fees.

Note that the expenses shown in the table on the following page are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the second line of each share class in the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

46	The Income Fund of America

	Beginning account value 8/1/2017	Ending account value 1/31/2018	Expenses paid during period*	Annualized expense ratio
Class A – actual return	$1,000.00	$1,090.85	$2.85	.54%
Class A – assumed 5% return	1,000.00	1,022.48	2.75	.54
Class C – actual return	1,000.00	1,086.24	6.99	1.33
Class C – assumed 5% return	1,000.00	1,018.50	6.77	1.33
Class T – actual return	1,000.00	1,091.95	1.74	.33
Class T – assumed 5% return	1,000.00	1,023.54	1.68	.33
Class F-1 – actual return	1,000.00	1,090.05	3.32	.63
Class F-1 – assumed 5% return	1,000.00	1,022.03	3.21	.63
Class F-2 – actual return	1,000.00	1,091.84	1.95	.37
Class F-2 – assumed 5% return	1,000.00	1,023.34	1.89	.37
Class F-3 – actual return	1,000.00	1,092.34	1.42	.27
Class F-3 – assumed 5% return	1,000.00	1,023.84	1.38	.27
Class 529-A – actual return	1,000.00	1,090.19	3.27	.62
Class 529-A – assumed 5% return	1,000.00	1,022.08	3.16	.62
Class 529-C – actual return	1,000.00	1,086.35	7.31	1.39
Class 529-C – assumed 5% return	1,000.00	1,018.20	7.07	1.39
Class 529-E – actual return	1,000.00	1,089.10	4.53	.86
Class 529-E – assumed 5% return	1,000.00	1,020.87	4.38	.86
Class 529-T – actual return	1,000.00	1,091.57	2.11	.40
Class 529-T – assumed 5% return	1,000.00	1,023.19	2.04	.40
Class 529-F-1 – actual return	1,000.00	1,091.37	2.06	.39
Class 529-F-1 – assumed 5% return	1,000.00	1,023.24	1.99	.39
Class R-1 – actual return	1,000.00	1,085.97	7.20	1.37
Class R-1 – assumed 5% return	1,000.00	1,018.30	6.97	1.37
Class R-2 – actual return	1,000.00	1,086.02	7.15	1.36
Class R-2 – assumed 5% return	1,000.00	1,018.35	6.92	1.36
Class R-2E – actual return	1,000.00	1,087.84	5.63	1.07
Class R-2E – assumed 5% return	1,000.00	1,019.81	5.45	1.07
Class R-3 – actual return	1,000.00	1,089.12	4.84	.92
Class R-3 – assumed 5% return	1,000.00	1,020.57	4.69	.92
Class R-4 – actual return	1,000.00	1,090.57	3.27	.62
Class R-4 – assumed 5% return	1,000.00	1,022.08	3.16	.62
Class R-5E – actual return	1,000.00	1,091.70	2.11	.40
Class R-5E – assumed 5% return	1,000.00	1,023.19	2.04	.40
Class R-5 – actual return	1,000.00	1,092.48	1.69	.32
Class R-5 – assumed 5% return	1,000.00	1,023.59	1.63	.32
Class R-6 – actual return	1,000.00	1,092.77	1.42	.27
Class R-6 – assumed 5% return	1,000.00	1,023.84	1.38	.27

*	The “expenses paid during period” are equal to the “annualized expense ratio,” multiplied by the average account value over the period, multiplied by the number of days in the period, and divided by 365 (to reflect the one-half year period).

The Income Fund of America	47

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48	The Income Fund of America

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The Income Fund of America	49

Approval of Investment Advisory and Service Agreement

The Income Fund of America’s board has approved the fund’s Investment Advisory and Service Agreement (the “agreement”) with Capital Research and Management Company (“CRMC”) for an additional one-year term through January 31, 2019. The board approved the agreement following the recommendation of the fund’s Contracts Committee (the “committee”), which is composed of all of the fund’s independent board members. The board and the committee determined in the exercise of their business judgment that the fund’s advisory fee structure was fair and reasonable in relation to the services provided, and that approving the agreement was in the best interests of the fund and its shareholders.

In reaching this decision, the board and the committee took into account information furnished to them throughout the year and otherwise provided to them, as well as information prepared specifically in connection with their review of the agreement, and were advised by their independent counsel. They considered the following factors, among others, but did not identify any single issue or particular piece of information that, in isolation, was the controlling factor, and each board and committee member did not necessarily attribute the same weight to each factor.

1. Nature, extent and quality of services

The board and the committee considered the depth and quality of CRMC’s investment management process, including its global research capabilities; the experience, capability and integrity of its senior management and other personnel; the low turnover rates of its key personnel; the overall financial strength and stability of CRMC and the Capital Group organization; and the ongoing evolution of CRMC’s organizational structure designed to maintain and strengthen these qualities. The board and the committee also considered the nature, extent and quality of administrative, compliance and shareholder services provided by CRMC to the fund under the agreement and other agreements, as well as the benefits to fund shareholders from investing in a fund that is part of a large family of funds. The board and the committee concluded that the nature, extent and quality of the services provided by CRMC have benefited and should continue to benefit the fund and its shareholders.

2. Investment results

The board and the committee considered the investment results of the fund in light of its objectives of providing current income and, secondarily, growth of capital. They compared the fund’s investment results with those of other funds (including funds that form the basis of the Lipper index for the category in which the fund is included), and data such as relevant market and fund indexes, over various periods through June 30, 2017. This report, including the letter to shareholders and related disclosures, contains certain information about the fund’s investment results. The board and the committee reviewed the fund’s investment results measured against various indexes, including the Lipper Income Funds Index, the Lipper Equity Income Funds Index, Standard & Poor’s 500 Composite Index and the Bloomberg Barclays U.S. Aggregate Index. They noted that the investment results of the fund compared favorably to those of these indexes for the lifetime and 20-year periods and were mixed for shorter periods. They also noted that the volatility of the fund’s monthly returns for such periods was lower than that of the S&P 500 Index and the Lipper Equity Income Funds Index, although greater than that of the other indexes. The board and

50	The Income Fund of America

the committee concluded that the fund’s investment results have been satisfactory for renewal of the agreement and that CRMC’s record in managing the fund indicated that its continued management should benefit the fund and its shareholders.

3. Advisory fees and total expenses

The board and the committee compared the advisory fees and total expense levels of the fund to those of other relevant funds. They observed that the fund’s advisory fees and expenses generally compared favorably to those of other similar funds included in the Lipper Income Funds category. The board and the committee also considered the breakpoint discounts in the fund’s advisory fee structure that reduce the level of fees charged by CRMC to the fund as fund assets increase. In addition, they reviewed information regarding the effective advisory fees charged to non-mutual fund clients by CRMC and its affiliates. They noted that, to the extent there were differences between the advisory fees paid by the fund and the advisory fees paid by those clients, the differences appropriately reflected the investment, operational and regulatory differences between advising the fund and the other clients. The board and the committee concluded that the fund’s cost structure was fair and reasonable in relation to the services provided, the fund’s advisory fee structure reflected a reasonable sharing of benefits between CRMC and the fund’s shareholders and that the fund’s shareholders receive reasonable value in return for the advisory fees and other amounts paid to CRMC by the fund.

4. Ancillary benefits

The board and the committee considered a variety of other benefits that CRMC and its affiliates receive as a result of CRMC’s relationship with the fund and the other American Funds, including fees for administrative services provided to certain share classes; fees paid to CRMC’s affiliated transfer agent; sales charges and distribution fees received and retained by the fund’s principal underwriter, an affiliate of CRMC; and possible ancillary benefits to CRMC and its institutional management affiliates in managing other investment vehicles. The board and the committee reviewed CRMC’s portfolio trading practices, noting the benefits CRMC receives from the research obtained with commissions from portfolio transactions made on behalf of the fund. The board and the committee took these ancillary benefits into account in evaluating the reasonableness of the advisory fees and other amounts paid to CRMC by the fund.

5. Adviser financial information

The board and the committee reviewed information regarding CRMC’s costs of providing services to the American Funds, including personnel, systems and resources of investment, compliance, trading, accounting and other administrative operations. They considered CRMC’s costs and related cost allocation methodology as well as its willingness to invest in technology, infrastructure and staff to maintain and expand services and capabilities, respond to industry and regulatory developments, and attract and retain qualified personnel. They noted information regarding the compensation structure for CRMC’s investment professionals. The board and the committee also compared CRMC’s profitability and compensation data to the reported results and data of several large, publicly held investment management companies. The board and the committee noted the competitiveness and cyclicality of both the mutual fund industry and the capital markets, and the importance in that environment of CRMC’s long-term profitability for maintaining its independence, company culture and management continuity.

The Income Fund of America	51

Office of the fund

6455 Irvine Center Drive
Irvine, CA 92618-4518

Investment adviser

Capital Research and Management Company
333 South Hope Street
Los Angeles, CA 90071-1406

6455 Irvine Center Drive
Irvine, CA 92618-4518

Transfer agent for shareholder accounts

American Funds Service Company
(Write to the address near you.)

P.O. Box 6007
Indianapolis, IN 46206-6007

P.O. Box 2280
Norfolk, VA 23501-2280

Custodian of assets

JPMorgan Chase Bank
270 Park Avenue
New York, NY 10017-2070

Counsel

Morgan, Lewis & Bockius LLP
300 South Grand Avenue, 22nd Floor
Los Angeles, CA 90071-3132

Independent registered public accounting firm

Deloitte & Touche LLP
695 Town Center Drive
Suite 1200
Costa Mesa, CA 92626-7188

Principal underwriter

American Funds Distributors, Inc.
333 South Hope Street
Los Angeles, CA 90071-1406

52	The Income Fund of America

Investors should carefully consider investment objectives, risks, charges and expenses. This and other important information is contained in the fund prospectus and summary prospectus, which can be obtained from your financial professional and should be read carefully before investing. You may also call American Funds Service Company (AFS) at (800) 421-4225 or visit the American Funds website at americanfunds.com. Fund shares offered through American Funds Distributors, Inc.

“American Funds Proxy Voting Procedures and Principles” — which describes how we vote proxies relating to portfolio securities — is available on the American Funds website or upon request by calling AFS. The fund files its proxy voting record with the U.S. Securities and Exchange Commission (SEC) for the 12 months ended June 30 by August 31. The proxy voting record is available free of charge on the SEC website at sec.gov and on the American Funds website.

A complete January 31, 2018, portfolio of The Income Fund of America’s investments is available free of charge by calling AFS or visiting the SEC website (where it is part of Form N-CSR).

The Income Fund of America files a complete list of its portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. This filing is available free of charge on the SEC website. You may also review or, for a fee, copy this filing at the SEC’s Public Reference Room in Washington, D.C. Additional information regarding the operation of the Public Reference Room may be obtained by calling the SEC’s Office of Investor Education and Advocacy at (800) SEC-0330. Additionally, the list of portfolio holdings is available by calling AFS.

This report is for the information of shareholders of The Income Fund of America, but it also may be used as sales literature when preceded or accompanied by the current prospectus or summary prospectus, which gives details about charges, expenses, investment objectives and operating policies of the fund. If used as sales material after March 31, 2018, this report must be accompanied by an American Funds statistical update for the most recently completed calendar quarter.

Bloomberg® is a trademark of Bloomberg Finance L.P. (collectively with its affiliates, “Bloomberg”). Barclays® is a trademark of Barclays Bank Plc (collectively with its affiliates, “Barclays”), used under license. Neither Bloomberg nor Barclays approves or endorses this material, guarantees the accuracy or completeness of any information herein and, to the maximum extent allowed by law, neither shall have any liability or responsibility for injury or damages arising in connection therewith.

Standard & Poor’s 500 Composite Index is a product of S&P Dow Jones Indices LLC and/ or its affiliates and has been licensed for use by Capital Group. Copyright © 2018 S&P Dow Jones Indices LLC, a division of S&P Global, and/or its affiliates. All rights reserved. Redistribution or reproduction in whole or in part are prohibited without written permission of S&P Dow Jones Indices LLC.

American Funds from Capital Group

The Capital Advantage®

Since 1931, American Funds, part of Capital Group, has helped investors pursue long-term investment success. Our consistent approach — in combination with The Capital SystemSM — has resulted in a superior long-term track record.

Aligned with investor success
We base our decisions on a long-term perspective, which we believe aligns our goals with the interests of our clients. Our portfolio managers average 27 years of investment experience, including 22 years at our company, reflecting a career commitment to our long-term approach.[1]

The Capital System
The Capital System combines individual accountability with teamwork. Funds using The Capital System are divided into portions that are managed independently by investment professionals with diverse backgrounds, ages and investment approaches. An extensive global research effort is the backbone of our system.

American Funds’ superior long-term track record
Equity funds have beaten their Lipper peer indexes in 92% of 10-year periods and 99% of 20-year periods. Fixed income funds have beaten their Lipper indexes in 77% of 10-year periods and 80% of 20-year periods.[2] Fund management fees have been among the lowest in the industry.[3]

[1]	Portfolio manager experience as of December 31, 2017.
[2]	Based on Class F-2 share results for rolling periods through December 31, 2017. Periods covered are the shorter of the fund’s lifetime or since the comparable Lipper index inception date (except Capital Income Builder and SMALLCAP World Fund, for which the Lipper average was used). Expenses differ for each share class, so results will vary. Class F-2 shares were first offered on August 1, 2008. Class F-2 share results prior to the date of first sale are hypothetical based on Class A share results without a sales charge, adjusted for typical estimated expenses. Results for certain funds with an inception date after August 1, 2008, also include hypothetical returns because those funds’ Class F-2 shares sold after the funds’ date of first offering. Please see americanfunds.com for more information on specific expense adjustments and the actual dates of first sale.
[3]	On average, our management fees were in the lowest quintile 71% of the time, based on the 20-year period ended December 31, 2017, versus comparable Lipper categories, excluding funds of funds.

ITEM 2 – Code of Ethics

Not applicable for filing of semi-annual reports to shareholders.

ITEM 3 – Audit Committee Financial Expert

Not applicable for filing of semi-annual reports to shareholders.

ITEM 4 – Principal Accountant Fees and Services

Not applicable for filing of semi-annual reports to shareholders.

ITEM 5 – Audit Committee of Listed Registrants

Not applicable to this Registrant, insofar as the Registrant is not a listed issuer as defined in Rule 10A-3 under the Securities Exchange Act of 1934.

ITEM 6 – Schedule of Investments

The Income Fund of America®

Investment portfolio

January 31, 2018

unaudited

Common stocks 70.42% Financials 9.83%	Shares	Value (000)
Wells Fargo & Co.	32,900,915	$2,164,222
JPMorgan Chase & Co.	15,272,165	1,766,531
CME Group Inc., Class A	10,140,400	1,556,349
HSBC Holdings PLC (GBP denominated)	73,033,069	778,861
BNP Paribas SA	8,463,000	699,782
AXA SA	20,190,351	664,159
Société Générale	10,970,000	638,156
BM&FBOVESPA SA - Bolsa de Valores, Mercadorias e Futuros, ordinary nominative	63,238,000	517,654
ABN AMRO Group NV, depository receipts	13,953,000	472,754
T. Rowe Price Group, Inc.	3,650,000	407,450
Banco Santander, SA	50,000,000	371,410
Apollo Global Management, LLC, Class A	6,899,700	246,664
Umpqua Holdings Corp.	9,625,000	208,381
PacWest Bancorp	3,669,000	192,366
Toronto-Dominion Bank (CAD denominated)	2,089,000	127,072
BlackRock, Inc.	200,000	112,360
Svenska Handelsbanken AB, Class A	6,536,729	95,107
Redwood Trust, Inc.1	5,444,717	81,072
Prudential PLC	2,672,000	72,311
Indiabulls Housing Finance Ltd.	1,595,000	34,881
Aozora Bank, Ltd.	780,600	31,604
		11,239,146
Industrials 8.83%
Lockheed Martin Corp.	5,833,400	2,069,982
BAE Systems PLC	148,676,776	1,253,926
Boeing Co.	3,474,000	1,231,081
Caterpillar Inc.	5,012,300	815,902
General Electric Co.	32,172,843	520,235
Hubbell Inc.1	3,430,000	466,308
Emerson Electric Co.	6,000,000	433,380
Norfolk Southern Corp.	2,750,000	414,920
Waste Management, Inc.	4,636,128	409,973
Cummins Inc.	2,150,000	404,200
Edenred SA1	12,231,900	395,001
PACCAR Inc.	5,290,500	394,460
Siemens AG	2,353,000	356,874
KONE Oyj, Class B	4,063,000	232,548
Sandvik AB	7,408,000	145,859
Macquarie Infrastructure Corp.	2,090,000	138,671
Ryanair Holdings PLC (ADR)2	1,067,750	131,024
Douglas Dynamics, Inc.1	1,300,000	53,560
Meggitt PLC	7,650,000	50,421
International Consolidated Airlines Group, SA (CDI)	5,350,000	48,631
BBA Aviation PLC	8,425,000	42,083
R.R. Donnelley & Sons Co.1	4,319,407	35,290
Flughafen Zürich AG	102,393	26,095

The Income Fund of America — Page 1 of 38

unaudited

Common stocks Industrials (continued)	Shares	Value (000)
CEVA Group PLC1,2,3,4	35,229	$19,376
LSC Communications, Inc.	562,826	7,699
Atrium Corp.2,3,5,6	1,807	53
		10,097,552
Consumer staples 7.94%
Altria Group, Inc.	25,648,000	1,804,080
Coca-Cola Co.	34,904,000	1,661,081
Procter & Gamble Co.	15,393,000	1,329,032
British American Tobacco PLC	13,009,000	890,109
British American Tobacco PLC (ADR)	5,333,609	363,219
Philip Morris International Inc.	7,454,523	799,349
Kellogg Co.	7,719,000	525,741
Nestlé SA	5,337,617	461,188
Unilever PLC	6,000,000	340,764
Hershey Co.	3,000,000	330,990
Costco Wholesale Corp.	1,000,000	194,870
Kraft Heinz Co.	2,468,000	193,467
General Mills, Inc.	3,200,000	187,168
		9,081,058
Information technology 7.76%
Microsoft Corp.	32,920,209	3,127,749
Intel Corp.	48,107,600	2,315,900
Taiwan Semiconductor Manufacturing Co., Ltd.	155,288,000	1,358,647
Taiwan Semiconductor Manufacturing Co., Ltd. (ADR)	3,836,470	173,830
QUALCOMM Inc.	5,839,200	398,525
Texas Instruments Inc.	3,400,000	372,878
International Business Machines Corp.	1,800,000	294,660
Paychex, Inc.	4,102,000	279,962
Analog Devices, Inc.	2,738,500	251,613
Maxim Integrated Products, Inc.	2,000,000	122,000
Vanguard International Semiconductor Corp.	51,721,371	116,768
Corporate Risk Holdings I, Inc.1,2,3,4,5	2,205,215	38,988
Corporate Risk Holdings Corp.1,2,3,4,5	11,149	—7
Versum Materials, Inc.	661,943	24,360
		8,875,880
Energy 6.16%
Royal Dutch Shell PLC, Class B (ADR)	11,698,000	841,437
Royal Dutch Shell PLC, Class B	21,474,147	761,032
Royal Dutch Shell PLC, Class A (ADR)	79,239	5,566
Royal Dutch Shell PLC, Class A	28,526	997
Chevron Corp.	12,033,000	1,508,337
Enbridge Inc.	24,525,650	898,375
Enbridge Inc. (CAD denominated)	4,055,069	148,455
BP PLC	104,119,900	740,799
Occidental Petroleum Corp.	9,015,619	675,901
ConocoPhillips	7,150,000	420,491
Schlumberger Ltd.	3,985,500	293,253
Helmerich & Payne, Inc.	3,500,000	252,105
Keyera Corp.	5,190,000	146,037
Baker Hughes, a GE Co., Class A	4,500,000	144,675
Pembina Pipeline Corp.	3,680,289	125,459
Phillips 66	240,000	24,576

The Income Fund of America — Page 2 of 38

unaudited

Common stocks Energy (continued)	Shares	Value (000)
Southwestern Energy Co.2	4,817,331	$20,425
Ascent Resources NR Corp.1,2,3,4,5	110,214,618	19,839
Peyto Exploration & Development Corp.	1,235,000	11,266
White Star Petroleum Corp., Class A1,2,3,4,5	6,511,401	5,535
		7,044,560
Consumer discretionary 5.99%
McDonald’s Corp.	11,287,500	1,931,743
Las Vegas Sands Corp.	10,697,845	829,297
General Motors Co.	18,016,712	764,089
Target Corp.	9,450,000	710,829
Home Depot, Inc.	3,249,500	652,825
Sands China Ltd.	80,173,800	477,600
Nokian Renkaat Oyj1	7,225,161	364,916
ProSiebenSat.1 Media SE	8,551,000	326,882
Carnival Corp., units	3,400,000	243,474
Hasbro, Inc.	2,260,000	213,728
Compass Group PLC	9,451,922	198,956
Charter Communications, Inc., Class A2	345,120	130,196
Adelphia Recovery Trust, Series ACC-12,3,5	9,913,675	5
		6,844,540
Materials 5.50%
DowDuPont Inc.	26,648,925	2,014,126
WestRock Co.1	13,516,832	900,627
LyondellBasell Industries NV	7,135,000	855,058
BASF SE	5,150,000	603,080
Boral Ltd.1	72,364,400	466,490
BHP Billiton PLC	18,000,000	399,716
Rio Tinto PLC	6,462,000	359,846
CF Industries Holdings, Inc.	8,232,700	349,396
Air Products and Chemicals, Inc.	2,011,486	338,674
		6,287,013
Health care 4.99%
Merck & Co., Inc.	31,875,159	1,888,603
AstraZeneca PLC	16,444,107	1,140,908
GlaxoSmithKline PLC	50,066,000	938,622
Pfizer Inc.	16,935,000	627,273
Bristol-Myers Squibb Co.	7,398,500	463,146
AbbVie Inc.	2,750,000	308,605
Novartis AG	2,316,000	209,516
Sanofi	1,460,000	128,917
Rotech Healthcare Inc.1,2,3,4,5	543,172	1,086
		5,706,676
Real estate 4.30%
Crown Castle International Corp. REIT	10,464,000	1,180,025
Digital Realty Trust, Inc. REIT	7,885,000	882,726
Public Storage REIT	3,929,500	769,239
Simon Property Group, Inc. REIT	2,807,000	458,580
Prologis, Inc. REIT	7,035,000	458,049
Iron Mountain Inc. REIT	12,997,192	455,292
Lamar Advertising Co. REIT, Class A	3,138,855	225,997
OUTFRONT Media Inc. REIT1	9,064,824	203,052

The Income Fund of America — Page 3 of 38

unaudited

Common stocks Real estate (continued)	Shares	Value (000)
Link REIT	19,651,812	$173,842
American Tower Corp. REIT	406,160	59,990
Fibra Uno Administración, SA de CV REIT	27,239,800	42,868
		4,909,660
Telecommunication services 2.41%
Verizon Communications Inc.	31,335,921	1,694,333
Advanced Info Service PCL, foreign registered	55,125,000	338,811
AT&T Inc.	6,170,000	231,067
BT Group PLC	53,748,000	194,945
Vodafone Group PLC	22,500,000	71,752
Vodafone Group PLC (ADR)	2,223,000	71,625
TalkTalk Telecom Group PLC	45,499,473	76,877
HKBN Ltd.	41,972,000	52,796
Mobile TeleSystems PJSC (ADR)	2,043,000	24,802
NII Holdings, Inc.2	1,525,164	930
		2,757,938
Utilities 2.38%
Power Assets Holdings Ltd.	75,950,500	675,264
DTE Energy Co.	6,056,243	639,781
Dominion Energy, Inc.	7,590,000	580,180
Duke Energy Corp.	3,999,999	314,000
Brookfield Infrastructure Partners LP	4,545,000	194,992
EDP - Energias de Portugal, SA	45,396,105	159,447
Enel SPA	19,244,600	122,094
Atlantica Yield PLC	1,635,000	34,466
Vistra Energy Corp.2	132,235	2,578
		2,722,802
Miscellaneous 4.33%
Other common stocks in initial period of acquisition		4,948,357
Total common stocks (cost: $55,304,575,000)		80,515,182
Preferred securities 0.25% Financials 0.25%
Citigroup Inc. 8.137% preferred	2,368,637	64,072
Citigroup Inc., Series K, depositary shares	2,145,767	60,510
PNC Financial Services Group, Inc., Series P, noncumulative depositary shares	2,000,000	55,340
HSBC Holdings PLC, Series 2, 8.00%	1,505,000	40,063
Wells Fargo & Co., Class A, Series Q, 5.85% depositary shares preferred noncumulative	1,263,198	33,475
Goldman Sachs Group, Inc., Series J, 5.50% depositary shares	1,200,000	31,260
Total preferred securities (cost: $264,291,000)		284,720
Rights & warrants 0.00% Utilities 0.00%
Vistra Energy Corp., rights2,6,8	485,782	401

The Income Fund of America — Page 4 of 38

unaudited

Rights & warrants Industrials 0.00%	Shares	Value (000)
Associated Materials, LLC, warrants 20232,3,5	328,867	$—7
Total rights & warrants (cost: $748,000)		401
Convertible stocks 0.41% Real estate 0.20%
American Tower Corp., Series B, 5.50% depository share, convertible preferred 2018	1,375,000	177,031
Crown Castle International Corp., Series A, 6.875% convertible preferred 2020	44,500	49,789
		226,820
Utilities 0.12%
Dominion Energy, Inc., Series A units, 6.75% convertible preferred 2019	1,740,948	87,865
DTE Energy Co., convertible preferred, units	1,055,000	55,641
		143,506
Industrials 0.05%
Associated Materials, LLC, 14.00% convertible preferred 20203,5	23,150	27,184
CEVA Group PLC, Series A-1, convertible preferred, (3-month USD-LIBOR + 3.00%) 4.731%1,3,4	29,937	23,201
CEVA Group PLC, Series A-2, convertible preferred, (3-month USD-LIBOR + 2.00%) 3.731%1,3,4	3,751	2,063
		52,448
Consumer staples 0.03%
Bunge Ltd. 4.875% convertible preferred	322,700	36,304
Telecommunication services 0.01%
Frontier Communications Corp., Series A, convertible preferred	777,448	9,912
Total convertible stocks (cost: $477,139,000)		468,990
Convertible bonds 0.89% Financials 0.45%	Principal amount (000)
Goldman Sachs, Equity Linked Notes (Praxair Inc.), 5.50% 2018	$ 1,468	211,728
Goldman Sachs, Equity Linked Notes (Sysco Corp.), 4.60% 2018	3,218	185,606
Goldman Sachs, Equity Linked Notes (Weyerhaeuser Co.), 4.99% 2018	3,371	122,618
		519,952
Consumer discretionary 0.01%
DISH DBS Corp. 3.375% 2026	6,425	6,839
Miscellaneous 0.43%
Other convertible bonds in initial period of acquisition		490,189
Total convertible bonds (cost: $924,781,000)		1,016,980
Bonds, notes & other debt instruments 23.26% Corporate bonds & notes 11.53% Energy 1.77%
American Energy (Marcellus), Term Loan A, (3-month USD-LIBOR + 7.50%) 9.059% 20219,10,11,12	29,601	1,159
American Energy (Marcellus), Term Loan B, (3-month USD-LIBOR + 4.25%) 5.809% 20209,10,11,12	28,904	19,414
American Energy (Permian Basin) (3-month USD-LIBOR + 6.50%) 7.885% 20196,12	4,925	4,556

The Income Fund of America — Page 5 of 38

unaudited

Bonds, notes & other debt instruments Corporate bonds & notes (continued) Energy (continued)	Principal amount (000)	Value (000)
American Energy (Permian Basin) 7.125% 20206	$33,560	$27,519
American Energy (Permian Basin) 7.375% 20216	22,435	18,285
Anadarko Petroleum Corp. 5.55% 2026	6,265	6,999
Anadarko Petroleum Corp. 6.45% 2036	1,095	1,367
Anadarko Petroleum Corp. 6.60% 2046	3,460	4,492
Ascent Resources-Marcellus LLC 10.00% 20221,6	810	896
Blackstone CQP Holdco LP, 6.00% 20214,6	20,000	20,330
Blackstone CQP Holdco LP, 6.50% 20214,6	102,350	104,295
Blue Racer Midstream LLC / Blue Racer Finance Corp. 6.125% 20226	7,940	8,277
Boardwalk Pipelines, LP 4.95% 2024	2,345	2,469
California Resources Corp., Term Loan B, (3-month USD-LIBOR + 4.75%) 6.016% 202210,11,12	7,000	7,144
Canadian Natural Resources Ltd. 2.95% 2023	14,100	13,932
Canadian Natural Resources Ltd. 3.80% 2024	1,440	1,471
Canadian Natural Resources Ltd. 3.85% 2027	6,185	6,236
Cenovus Energy Inc. 3.00% 2022	5,970	5,872
Cenovus Energy Inc. 3.80% 2023	19,005	19,169
Cenovus Energy Inc. 4.25% 2027	12,510	12,438
Cenovus Energy Inc. 5.25% 2037	1,418	1,484
Cenovus Energy Inc. 5.40% 2047	964	1,029
Cheniere Energy, Inc. 7.00% 2024	7,260	8,272
Cheniere Energy, Inc. 5.875% 2025	7,600	8,203
Chesapeake Energy Corp. (3-month USD-LIBOR + 3.25%) 4.970% 201912	17,450	17,450
Chesapeake Energy Corp. 6.125% 2021	1,422	1,465
Chesapeake Energy Corp. 4.875% 2022	20,375	19,458
Chesapeake Energy Corp. 8.00% 20226	5,282	5,685
Chesapeake Energy Corp. 8.00% 20256	19,825	20,073
Chesapeake Energy Corp. 8.00% 20276	20,020	19,870
Chesapeake Energy Corp., Term Loan, (3-month USD-LIBOR + 7.50%) 8.954% 202110,11,12	14,100	15,122
Chevron Corp. 1.561% 2019	6,255	6,202
Chevron Corp. 2.498% 2022	3,790	3,754
CONSOL Energy Inc. 5.875% 2022	74,725	76,873
Continental Resources Inc. 5.00% 2022	5,900	5,988
Convey Park Energy LLC 7.50% 20256	14,655	15,498
DCP Midstream Operating LP 4.95% 2022	18,690	19,578
Denbury Resources Inc. 9.00% 20216	2,810	2,887
Devon Energy Corp. 5.00% 2045	1,685	1,882
Diamond Offshore Drilling, Inc. 7.875% 2025	10,100	10,744
Diamond Offshore Drilling, Inc. 4.875% 2043	52,151	40,156
Ecopetrol SA 5.875% 2023	4,605	5,057
Ecopetrol SA 5.875% 2045	1,055	1,117
El Paso Pipeline Partners Operating Co., LLC 5.00% 2021	5,000	5,304
El Paso Pipeline Partners Operating Co., LLC 4.70% 2042	33,265	32,918
Enbridge Energy Partners, LP 9.875% 2019	10,500	11,287
Enbridge Energy Partners, LP 4.375% 2020	7,995	8,299
Enbridge Energy Partners, LP 5.875% 2025	8,075	9,117
Enbridge Energy Partners, LP 5.50% 2040	1,200	1,322
Enbridge Energy Partners, LP 7.375% 2045	19,485	26,800
Enbridge Energy Partners, LP, Series B, 6.50% 2018	5,225	5,274
Enbridge Energy Partners, LP, Series B, 7.50% 2038	6,000	7,966
Enbridge Inc. 4.00% 2023	10,830	11,167
Energy Transfer Partners, LP 4.15% 2020	5,000	5,147
Energy Transfer Partners, LP 7.50% 2020	9,250	10,190
Energy Transfer Partners, LP 5.875% 2024	11,800	12,803
Energy Transfer Partners, LP 4.75% 2026	8,000	8,327

The Income Fund of America — Page 6 of 38

unaudited

Bonds, notes & other debt instruments Corporate bonds & notes (continued) Energy (continued)	Principal amount (000)	Value (000)
Energy Transfer Partners, LP 4.00% 2027	$7,196	$7,056
Energy Transfer Partners, LP 4.20% 2027	20,340	20,193
Energy Transfer Partners, LP 5.50% 2027	20,430	21,580
Energy Transfer Partners, LP 6.125% 2045	9,510	10,623
Energy Transfer Partners, LP 5.30% 2047	2,335	2,355
Energy Transfer Partners, LP 5.40% 2047	16,309	16,745
EnLink Midstream Partners, LP 2.70% 2019	1,660	1,655
EnLink Midstream Partners, LP 4.40% 2024	2,730	2,791
EnLink Midstream Partners, LP 4.15% 2025	14,190	14,237
EnLink Midstream Partners, LP 4.85% 2026	2,744	2,854
EnLink Midstream Partners, LP 5.05% 2045	10,650	10,709
EnLink Midstream Partners, LP 5.45% 2047	940	1,011
Ensco PLC 5.20% 2025	9,500	8,312
Ensco PLC 7.75% 2026	13,425	13,383
Ensco PLC 5.75% 2044	25,920	18,630
EOG Resources, Inc. 4.15% 2026	3,830	4,032
EP Energy Corp. 8.00% 20246	780	825
EP Energy Corp. 8.00% 20256	1,620	1,288
EQT Corp. 3.00% 2022	3,175	3,110
EQT Corp. 3.90% 2027	16,650	16,339
Extraction Oil & Gas, Inc. 7.375% 20246	1,580	1,718
Extraction Oil & Gas, Inc. 5.625% 20266	16,250	16,287
Genesis Energy, LP 6.75% 2022	13,675	14,256
Genesis Energy, LP 6.50% 2025	8,150	8,333
Halliburton Co. 3.80% 2025	11,915	12,213
Halliburton Co. 5.00% 2045	1,860	2,140
Jonah Energy LLC 7.25% 20256	12,725	12,852
Jupiter Resources Inc. 8.50% 20226	7,275	4,474
Kinder Morgan Energy Partners, LP 2.65% 2019	1,890	1,895
Kinder Morgan Energy Partners, LP 9.00% 2019	1,660	1,765
Kinder Morgan Energy Partners, LP 4.15% 2022	12,145	12,529
Kinder Morgan Energy Partners, LP 6.95% 2038	460	574
Kinder Morgan Energy Partners, LP 5.00% 2043	20,000	20,648
Kinder Morgan Energy Partners, LP 5.40% 2044	8,030	8,603
Kinder Morgan Energy Partners, LP 5.50% 2044	6,456	7,025
Kinder Morgan Finance Co. 5.05% 2046	4,990	5,279
Kinder Morgan, Inc. 3.05% 2019	3,530	3,550
Kinder Morgan, Inc. 3.15% 2023	2,730	2,702
Kinder Morgan, Inc. 4.30% 2025	3,514	3,645
Kinder Morgan, Inc. 5.55% 2045	360	399
Laredo Petroleum, Inc. 6.25% 2023	5,800	6,032
Marathon Oil Corp. 4.40% 2027	16,240	16,894
MPLX LP 4.125% 2027	3,905	3,974
MPLX LP 5.20% 2047	430	476
Murphy Oil Corp. 5.75% 2025	7,080	7,275
Nabors Industries Ltd. 5.75% 20256	2,550	2,514
NGL Energy Partners LP 6.875% 2021	27,425	28,213
NGL Energy Partners LP 6.125% 2025	36,025	36,160
NGPL PipeCo LLC 4.375% 20226	2,815	2,855
NGPL PipeCo LLC 4.875% 20276	900	928
NGPL PipeCo LLC 7.768% 20376	12,635	15,825
Noble Corp. PLC 5.75% 2018	4,270	4,286
Noble Corp. PLC 7.70% 2025	23,590	21,290
Noble Corp. PLC 8.70% 2045	24,015	20,893

The Income Fund of America — Page 7 of 38

unaudited

Bonds, notes & other debt instruments Corporate bonds & notes (continued) Energy (continued)	Principal amount (000)	Value (000)
Noble Energy, Inc. 3.85% 2028	$13,730	$13,781
Noble Energy, Inc. 4.95% 2047	4,925	5,366
Odebrecht Drilling Norbe 6.35% 20216,11	521	517
Odebrecht Drilling Norbe 6.72% 20226,11	1,081	1,077
Odebrecht Drilling Norbe 7.35% 20266,11,13	767	440
Odebrecht Drilling Norbe 7.72% 2026 (59.18% PIK)6,11,13	3,057	1,067
Odebrecht Drilling Norbe 0% (undated)6,11,12	919	28
Parsley Energy, Inc. 5.25% 20256	6,225	6,318
Parsley Energy, Inc. 5.625% 20276	2,100	2,163
PDC Energy Inc. 5.75% 20266	11,050	11,257
Peabody Energy Corp. 6.00% 20226	6,875	7,167
Peabody Energy Corp. 6.375% 20256	3,975	4,189
Petrobras Global Finance Co. 6.85% 2115	2,775	2,752
Petróleos Mexicanos 6.875% 2026	6,285	7,140
Petróleos Mexicanos 6.50% 20276	34,585	37,827
Petróleos Mexicanos 6.50% 20276	3,830	4,189
Petróleos Mexicanos 5.625% 2046	7,290	6,725
Petróleos Mexicanos 6.75% 2047	5,540	5,817
Phillips 66 Partners LP 3.605% 2025	1,640	1,653
Phillips 66 Partners LP 3.55% 2026	745	728
Phillips 66 Partners LP 3.75% 2028	1,250	1,238
Phillips 66 Partners LP 4.68% 2045	245	252
Phillips 66 Partners LP 4.90% 2046	6,315	6,693
Pioneer Natural Resources Co. 3.45% 2021	7,015	7,142
QEP Resources, Inc. 5.25% 2023	475	487
QEP Resources, Inc. 5.625% 2026	3,500	3,591
QGOG Atlantic/Alaskan Rigs Ltd. 5.25% 20196,11	3,719	3,663
Range Resources Corp. 5.00% 2022	2,000	2,025
Range Resources Corp. 4.875% 2025	4,100	4,003
Ras Laffan Liquefied Natural Gas II 5.298% 20206,11	5,920	6,136
Ras Laffan Liquefied Natural Gas III 6.75% 2019	4,000	4,255
Ras Laffan Liquefied Natural Gas III 6.75% 20196	1,000	1,064
Royal Dutch Shell PLC 1.75% 2021	15,580	15,079
Sabine Pass Liquefaction, LLC 5.625% 2023	9,500	10,362
Sabine Pass Liquefaction, LLC 5.625% 2025	9,305	10,186
Sabine Pass Liquefaction, LLC 5.875% 2026	2,100	2,350
Sabine Pass Liquefaction, LLC 5.00% 2027	7,310	7,768
Sabine Pass Liquefaction, LLC 4.20% 2028	30,350	30,591
Schlumberger BV 3.625% 20226	1,780	1,822
Schlumberger BV 4.00% 20256	8,575	8,918
Seven Generations Energy Ltd. 5.375% 20256	3,750	3,797
SM Energy Co. 6.50% 2021	9,575	9,826
SM Energy Co. 6.125% 2022	7,435	7,760
SM Energy Co. 5.625% 2025	25,375	25,248
SM Energy Co. 6.75% 2026	500	524
Southwestern Energy Co. 4.10% 2022	46,055	45,479
Southwestern Energy Co. 6.70% 2025	38,450	39,315
Southwestern Energy Co. 7.50% 2026	3,090	3,237
Spectra Energy Partners, LP 4.75% 2024	3,250	3,487
Spectra Energy Partners, LP 4.50% 2045	1,280	1,333
SRC Energy Inc. 6.25% 20256	1,100	1,139
Statoil ASA 2.75% 2021	3,085	3,093
Statoil ASA 3.25% 2024	850	860
Statoil ASA 4.25% 2041	3,000	3,225

The Income Fund of America — Page 8 of 38

unaudited

Bonds, notes & other debt instruments Corporate bonds & notes (continued) Energy (continued)	Principal amount (000)	Value (000)
Summit Midstream Partners LP 5.75% 2025	$4,950	$5,012
Sunoco LP 4.875% 20236	5,635	5,753
Sunoco LP 5.50% 20266	1,665	1,704
Tapstone Energy Inc. 9.75% 20226	2,510	2,190
Targa Resources Partners LP 4.125% 2019	30,305	30,457
Targa Resources Partners LP 6.75% 2024	8,255	8,843
Targa Resources Partners LP 5.125% 2025	4,100	4,146
TC PipeLines, LP 4.375% 2025	2,343	2,413
Teekay Corp. 8.50% 2020	60,291	63,040
Tesoro Logistics LP 5.50% 2019	13,075	13,611
Tesoro Logistics LP 6.25% 2022	1,855	1,953
TransCanada Corp., junior subordinated, (3-month USD-LIBOR + 2.21%) 3.626% 206712	5,625	5,428
TransCanada PipeLines Ltd. 7.625% 2039	10,750	16,060
Transocean Inc. 8.375% 2021	14,525	16,159
Transocean Inc. 9.00% 20236	8,200	9,030
Tullow Oil PLC 6.00% 2020	4,100	4,151
Ultra Petroleum Corp. 6.875% 20226	21,245	21,325
Ultra Petroleum Corp. 7.125% 20256	7,100	7,118
Valero Energy Partners LP 4.375% 2026	2,400	2,479
Vine Oil & Gas LP 8.75% 20236	12,870	12,967
Vine Oil & Gas LP, Term Loan, (3-month USD-LIBOR + 6.875%) 8.448% 20213,10,11,12	1,600	1,604
Weatherford International PLC 7.75% 2021	2,250	2,393
Weatherford International PLC 4.50% 2022	20,355	19,439
Weatherford International PLC 8.25% 2023	22,175	23,505
Weatherford International PLC 9.875% 2024	5,850	6,406
Weatherford International PLC 6.50% 2036	14,525	12,564
Weatherford International PLC 6.75% 2040	37,450	32,769
Western Gas Partners LP 2.60% 2018	1,150	1,151
Western Gas Partners LP 3.95% 2025	4,560	4,518
Western Gas Partners LP 4.65% 2026	4,633	4,792
Whiting Petroleum Corp. 6.625% 20266	4,455	4,566
Williams Companies, Inc. 4.55% 2024	4,850	5,002
Williams Partners LP 4.00% 2025	4,019	4,092
Williams Partners LP 3.75% 2027	2,139	2,136
Woodside Finance Ltd. 4.60% 20216	18,935	19,666
WPX Energy Inc. 6.00% 2022	11,805	12,451
		2,023,360
Financials 1.73%
ACE INA Holdings Inc. 2.30% 2020	4,485	4,453
ACE INA Holdings Inc. 2.875% 2022	9,345	9,347
ACE INA Holdings Inc. 3.35% 2026	2,440	2,444
ACE INA Holdings Inc. 4.35% 2045	1,950	2,145
Ally Financial Inc. 4.25% 2021	1,000	1,023
Ally Financial Inc. 5.125% 2024	16,700	17,681
Ally Financial Inc. 8.00% 2031	4,164	5,299
American Express Co. 2.20% 2020	2,000	1,974
American Express Co. 3.00% 2024	13,000	12,780
American International Group, Inc. 3.90% 2026	4,550	4,632
American International Group, Inc. 4.80% 2045	2,100	2,289
Australia & New Zealand Banking Group Ltd. 2.625% 2022	10,500	10,332
Banco Santander, SA 3.70% 20226	10,500	10,599
Bank of America Corp. 5.00% 2021	3,500	3,743
Bank of America Corp. 2.738% 2022	22,500	22,313

The Income Fund of America — Page 9 of 38

unaudited

Bonds, notes & other debt instruments Corporate bonds & notes (continued) Financials (continued)	Principal amount (000)	Value (000)
Bank of America Corp. 2.816% 2023	$10,500	$10,372
Bank of America Corp. 3.004% 20236	9,767	9,677
Bank of America Corp. 3.124% 2023	10,500	10,535
Bank of America Corp. 3.366% 2026	10,000	9,996
Bank of America Corp. 3.419% 20286	8,976	8,847
Bank of America Corp. 3.593% 2028	20,137	20,216
Bank of America Corp., Series M, junior subordinated 8.125% noncumulative (undated)	26,211	26,768
Bank of Nova Scotia 2.50% 2021	10,500	10,423
BB&T Corp. 2.45% 2020	19,000	18,977
Berkshire Hathaway Inc. 2.90% 2020	6,000	6,069
Berkshire Hathaway Inc. 3.125% 2026	3,700	3,660
Berkshire Hathaway Inc. 4.50% 2043	1,800	2,023
BNP Paribas 3.375% 20256	18,500	18,318
BPCE SA group 5.70% 20236	21,170	23,219
BPCE SA group 5.15% 20246	11,000	11,778
Carlyle Group LP 6.375% 20226	4,850	5,062
CIT Group Inc. 3.875% 2019	58,880	59,545
Citigroup Inc. 2.05% 2019	10,500	10,441
Citigroup Inc. 8.50% 2019	4,894	5,267
Citigroup Inc. 2.35% 2021	13,000	12,750
Citigroup Inc. 2.70% 2021	10,500	10,439
Citigroup Inc. 2.90% 2021	20,500	20,473
Citigroup Inc. 2.876% 2023	15,445	15,218
Citigroup Inc. 3.142% 2023	6,975	6,984
Citigroup Inc. 3.20% 2026	15,096	14,738
Citigroup Inc., Series A, junior subordinated 5.95% (undated)	13,295	13,993
CNA Financial Corp. 3.95% 2024	5,000	5,098
Cooperatieve Rabobank U.A. 2.75% 2023	10,500	10,377
Crédit Agricole SA 3.375% 20226	7,975	8,039
Credit Suisse Group AG 3.45% 2021	8,750	8,866
Credit Suisse Group AG 2.997% 20236	4,750	4,652
Credit Suisse Group AG 3.80% 2023	14,925	15,241
Credit Suisse Group AG 3.869% 20296	11,005	10,964
Danske Bank AS 2.00% 20216	8,680	8,413
Danske Bank AS 2.70% 20226	13,625	13,484
Deutsche Bank AG 2.70% 2020	20,000	19,871
Discover Financial Services 3.35% 2023	2,225	2,228
Goldman Sachs Group, Inc. 2.55% 2019	16,200	16,179
Goldman Sachs Group, Inc. 2.60% 2020	7,900	7,883
Goldman Sachs Group, Inc. 5.25% 2021	3,000	3,224
Goldman Sachs Group, Inc. 5.75% 2022	20,000	21,939
Goldman Sachs Group, Inc. 2.905% 2023	35,630	34,996
Goldman Sachs Group, Inc. 2.908% 2023	2,664	2,620
Goldman Sachs Group, Inc. 3.077% 202312	1,466	1,535
Goldman Sachs Group, Inc. 3.20% 2023	41,235	41,116
Goldman Sachs Group, Inc. 3.691% 2028	8,000	7,973
Goldman Sachs Group, Inc. 3.814% 2029	7,230	7,258
Groupe BPCE SA 2.75% 20236	5,175	5,089
HSBC Holdings PLC 2.95% 2021	14,000	14,012
HSBC Holdings PLC 3.262% 2023	10,500	10,532
HSBC Holdings PLC 4.25% 2024	9,000	9,281
HSBC Holdings PLC 4.041% 2028	8,000	8,195
Hub International Ltd., 7.875% 20216	6,250	6,508
Icahn Enterprises Finance Corp. 6.25% 2022	16,350	16,881

The Income Fund of America — Page 10 of 38

unaudited

Bonds, notes & other debt instruments Corporate bonds & notes (continued) Financials (continued)	Principal amount (000)	Value (000)
Intercontinentalexchange, Inc. 2.50% 2018	$12,000	$12,040
Intesa Sanpaolo SpA 3.125% 20226	11,300	11,150
Intesa Sanpaolo SpA 3.375% 20236	6,500	6,449
Intesa Sanpaolo SpA 5.017% 20246	49,210	50,304
Intesa Sanpaolo SpA 5.71% 20266	1,750	1,843
JPMorgan Chase & Co. 2.25% 2020	10,000	9,957
JPMorgan Chase & Co. 2.55% 2020	11,150	11,117
JPMorgan Chase & Co. 2.40% 2021	14,000	13,836
JPMorgan Chase & Co. 3.54% 2028	7,000	7,007
JPMorgan Chase & Co. 3.509% 2029	10,095	10,049
JPMorgan Chase & Co., Series Z, junior subordinated 5.30% 2049	36,425	37,618
JPMorgan Chase & Co., Series S, junior subordinated 6.75% (undated)	25,901	28,977
JPMorgan Chase & Co., Series I, junior subordinated 7.90% 2049	74,825	75,947
Keybank National Association 2.50% 2019	9,000	8,979
Leucadia National Corp. 5.50% 2023	13,255	14,141
Liberty Mutual Group Inc. 4.25% 20236	4,400	4,574
Liberty Mutual Group Inc., Series A, 7.80% 20876	4,215	5,343
Lloyds Banking Group PLC 3.00% 2022	6,000	5,972
Lloyds Banking Group PLC 2.907% 2023	10,500	10,280
Lloyds Banking Group PLC 4.582% 2025	7,000	7,230
MetLife Global Funding I 2.30% 20196	9,785	9,780
MetLife Global Funding I 2.00% 20206	5,135	5,071
MetLife Global Funding I 2.50% 20206	4,000	3,984
MetLife Global Funding I 3.45% 20266	2,330	2,333
MetLife, Inc. 2.40% 20216	8,050	7,986
MetLife, Inc. 3.00% 20276	3,000	2,890
MetLife, Inc. 4.60% 2046	2,475	2,689
MetLife, Inc. 7.875% 20676	3,830	5,068
Mitsubishi UFJ Financial Group, Inc. 2.19% 2021	11,000	10,705
Mitsubishi UFJ Financial Group, Inc. 2.665% 2022	10,500	10,270
Mitsubishi UFJ Financial Group, Inc. 2.998% 2022	6,875	6,838
Morgan Stanley 2.50% 2021	10,500	10,373
Morgan Stanley 2.75% 2022	10,500	10,354
Morgan Stanley 3.125% 2023	53,375	53,247
Morgan Stanley 3.875% 2026	11,000	11,252
Morgan Stanley 3.625% 2027	15,150	15,200
Morgan Stanley (3-month USD-LIBOR + 1.18%) 2.925% 202212	20,542	20,941
Morgan Stanley (3-month USD-LIBOR + 1.22%) 2.617% 202412	10,500	10,828
National Australia Bank Ltd. 2.50% 2022	10,500	10,283
National Australia Bank Ltd. 2.875% 2023	7,925	7,832
Nationwide Mutual Insurance Co. (3-month USD-LIBOR + 2.29%) 3.878% 20246,12	8,150	8,128
Navient Corp. 4.875% 2019	34,210	34,741
Navient Corp. 6.50% 2022	9,465	10,009
Navient Corp. 5.50% 2023	21,980	22,145
Navient Corp. 6.125% 2024	7,700	7,892
New York Life Global Funding 1.50% 20196	330	325
New York Life Global Funding 2.10% 20196	8,000	8,001
New York Life Global Funding 1.95% 20206	1,820	1,801
New York Life Global Funding 1.70% 20216	17,500	16,838
New York Life Global Funding 2.30% 20226	5,000	4,869
New York Life Global Funding 3.00% 20286	2,500	2,425
PNC Bank 2.40% 2019	7,825	7,811
PNC Financial Services Group, Inc. 2.854% 2022	8,395	8,325
PNC Financial Services Group, Inc. 3.90% 2024	3,000	3,099

The Income Fund of America — Page 11 of 38

unaudited

Bonds, notes & other debt instruments Corporate bonds & notes (continued) Financials (continued)	Principal amount (000)	Value (000)
PNC Financial Services Group, Inc., Series O, junior subordinated 6.75% (undated)	$10,250	$11,198
PRICOA Global Funding I 2.45% 20226	2,990	2,922
Prudential Financial, Inc. 3.50% 2024	9,000	9,173
Prudential Financial, Inc. 5.625% 2043	1,850	2,015
Prudential Financial, Inc. 3.905% 20476	2,975	2,940
Rabobank Nederland 2.25% 2019	8,000	8,003
Rabobank Nederland 2.50% 2021	6,525	6,494
Rabobank Nederland 2.75% 2022	2,825	2,815
Rabobank Nederland 4.625% 2023	8,000	8,482
Rabobank Nederland 4.375% 2025	9,000	9,366
Santander Holdings USA, Inc. 3.40% 20236	12,500	12,360
Skandinaviska Enskilda Banken AB 1.875% 2021	11,000	10,626
Skandinaviska Enskilda Banken AB 2.625% 2021	10,500	10,439
SMFG Preferred Capital USD 3 Ltd., junior subordinated 9.50% 20496	67,890	70,353
Starwood Property Trust, Inc. 5.00% 2021	9,100	9,504
Sumitomo Mitsui Banking Corp. 3.102% 2023	17,365	17,280
Svenska Handelsbanken AB 1.875% 2021	7,270	7,036
Travelers Companies, Inc. 4.00% 2047	2,260	2,353
UBS Group AG 2.95% 20206	10,000	10,037
UBS Group AG 4.125% 20256	4,425	4,576
UniCredit SPA 3.75% 20226	20,625	20,866
UniCredit SPA 4.625% 20276	5,000	5,229
UniCredit SPA 5.861% 20326	13,825	14,768
US Bancorp. 2.85% 2023	17,500	17,412
US Bancorp. 3.70% 2024	10,000	10,394
US Bancorp. 2.375% 2026	6,000	5,552
US Bancorp. 3.15% 2027	13,000	12,737
Wells Fargo & Co. 2.55% 2020	4,350	4,333
Wells Fargo & Co. 2.10% 2021	10,800	10,540
Wells Fargo & Co. 2.50% 2021	15,000	14,878
Wells Fargo & Co. 2.60% 2021	10,000	9,971
Wells Fargo & Co. 4.60% 2021	25,000	26,353
Wells Fargo & Co. 2.625% 2022	10,500	10,328
Wells Fargo & Co. 3.069% 2023	10,500	10,512
Wells Fargo & Co. 3.584% 2028	15,625	15,713
Wells Fargo & Co., Series K, junior subordinated 7.98% 2049	86,566	87,488
		1,981,488
Consumer discretionary 1.60%
Amazon.com, Inc. 2.40% 20236	4,165	4,062
Amazon.com, Inc. 2.80% 20246	11,025	10,836
Amazon.com, Inc. 3.15% 20276	3,890	3,821
Amazon.com, Inc. 3.875% 20376	5,700	5,889
Amazon.com, Inc. 4.05% 20476	7,400	7,662
American Axle & Manufacturing Holdings, Inc. 6.25% 20256	2,825	2,959
American Axle & Manufacturing Holdings, Inc. 6.50% 20276	13,250	13,912
American Honda Finance Corp. 1.20% 2019	11,000	10,819
American Honda Finance Corp. 2.25% 2019	8,500	8,486
American Honda Finance Corp. 1.65% 2021	8,850	8,563
American Honda Finance Corp. 2.60% 2022	2,000	1,975
Bayerische Motoren Werke AG 2.15% 20206	2,000	1,984
Bayerische Motoren Werke AG 2.00% 20216	2,000	1,958
Bayerische Motoren Werke AG 2.25% 20236	1,000	956
Cablevision Systems Corp. 8.00% 2020	20,000	21,525

The Income Fund of America — Page 12 of 38

unaudited

Bonds, notes & other debt instruments Corporate bonds & notes (continued) Consumer discretionary (continued)	Principal amount (000)	Value (000)
Cablevision Systems Corp. 6.75% 2021	$24,749	$26,605
Caesars Resort Collection LLC, Term Loan, (3-month USD-LIBOR + 2.75%) 4.323% 202410,11,12	7,500	7,596
Carnival Corp. 3.95% 2020	11,290	11,749
CBS Outdoor Americas Inc. 5.25% 20221	25,000	25,589
CCO Holdings LLC and CCO Holdings Capital Corp. 3.579% 2020	4,980	5,049
CCO Holdings LLC and CCO Holdings Capital Corp. 4.00% 20236	2,300	2,265
CCO Holdings LLC and CCO Holdings Capital Corp. 4.908% 2025	12,175	12,750
CCO Holdings LLC and CCO Holdings Capital Corp. 5.75% 20266	47,475	49,255
CCO Holdings LLC and CCO Holdings Capital Corp. 5.125% 20276	11,250	10,986
CCO Holdings LLC and CCO Holdings Capital Corp. 3.75% 2028	5,700	5,418
CCO Holdings LLC and CCO Holdings Capital Corp. 4.20% 2028	6,870	6,742
CCO Holdings LLC and CCO Holdings Capital Corp. 5.00% 20286	25,100	24,410
CCO Holdings LLC and CCO Holdings Capital Corp. 6.484% 2045	4,475	5,277
CCO Holdings LLC and CCO Holdings Capital Corp. 5.375% 2047	7,845	8,130
Cengage Learning Acquisitions, Inc., Term Loan B, (3-month USD-LIBOR + 4.25%) 5.809% 202310,11,12	12,694	12,374
Cengage Learning Acquisitions, Inc. 9.50% 20246	3,050	2,905
Churchill Downs Inc. 4.75% 20286	1,950	1,933
Clear Channel Worldwide Holdings, Inc. 7.625% 2020	82,745	82,435
Comcast Corp. 6.45% 2037	25,000	33,349
Comcast Corp. 4.75% 2044	9,855	11,024
CRC Escrow Issuer LLC 5.25% 20256	4,920	4,896
Cumulus Media Inc. 7.75% 2019	29,460	6,039
Cumulus Media Inc., Term Loan B, (3-month USD-LIBOR + 3.25%) 4.83% 202010,11,12	26,145	22,583
DaimlerChrysler North America Holding Corp. 1.50% 20196	11,000	10,852
DaimlerChrysler North America Holding Corp. 2.25% 20196	14,000	13,940
DaimlerChrysler North America Holding Corp. 2.25% 20206	8,660	8,586
DaimlerChrysler North America Holding Corp. 2.00% 20216	9,725	9,449
DaimlerChrysler North America Holding Corp. 3.30% 20256	2,000	1,997
DaimlerChrysler North America Holding Corp. 3.45% 20276	2,735	2,748
DaimlerChrysler North America Holding Corp. 8.50% 2031	2,000	2,975
Delphi Automotive PLC 5.00% 20256	4,630	4,630
Delta 2 (Formula One), Term Loan B, (3-month USD-LIBOR + 2.50%) 4.073% 202410,12	6,987	7,031
DISH DBS Corp. 4.25% 2018	10,000	10,050
Dollar Tree Inc. 5.25% 2020	1,175	1,194
Dollar Tree Inc. 5.75% 2023	8,250	8,621
Federated Department Stores, Inc. 6.90% 2029	5,848	6,237
Fertitta Entertainment, Inc. 8.75% 20256	1,950	2,086
Ford Motor Co. 4.346% 2026	2,000	2,022
Ford Motor Credit Co. 2.597% 2019	7,270	7,248
Ford Motor Credit Co. 2.343% 2020	24,820	24,411
Ford Motor Credit Co. 3.157% 2020	10,000	10,045
Ford Motor Credit Co. 3.20% 2021	9,220	9,251
Ford Motor Credit Co. 3.096% 2023	10,000	9,764
Ford Motor Credit Co. 4.375% 2023	8,850	9,185
Ford Motor Credit Co. 3.664% 2024	7,000	6,964
Ford Motor Credit Co. 4.134% 2025	5,000	5,053
Ford Motor Credit Co. 3.815% 2027	13,500	13,080
General Motors Co. 6.75% 2046	13,230	16,553
General Motors Financial Co. 6.75% 2018	1,040	1,056
General Motors Financial Co. 2.35% 2019	18,500	18,397
General Motors Financial Co. 3.50% 2019	8,795	8,908
General Motors Financial Co. 3.70% 2020	10,725	10,948
General Motors Financial Co. 3.20% 2021	10,250	10,264
General Motors Financial Co. 3.45% 2022	35,885	36,029

The Income Fund of America — Page 13 of 38

unaudited

Bonds, notes & other debt instruments Corporate bonds & notes (continued) Consumer discretionary (continued)	Principal amount (000)	Value (000)
General Motors Financial Co. 3.45% 2022	$3,000	$3,014
General Motors Financial Co. 3.25% 2023	12,500	12,354
General Motors Financial Co. 3.70% 2023	5,000	5,037
General Motors Financial Co. 3.50% 2024	8,170	8,018
General Motors Financial Co. 4.00% 2026	2,000	1,994
General Motors Financial Co. 6.60% 2036	13,260	16,116
Goodyear Tire & Rubber Co. 4.875% 2027	5,350	5,357
Hanesbrands Inc. 4.625% 20246	2,725	2,773
Hanesbrands Inc. 4.875% 20266	14,910	15,128
Home Depot, Inc. 2.80% 2027	3,800	3,658
Home Depot, Inc. 5.95% 2041	12,500	16,748
Home Depot, Inc. 3.90% 2047	3,300	3,404
Hyundai Capital America 2.00% 20196	5,070	5,010
Hyundai Capital America 2.55% 20206	830	820
Hyundai Capital America 2.60% 20206	2,250	2,227
Hyundai Capital America 3.00% 20206	2,000	1,993
Hyundai Capital America 2.45% 20216	14,000	13,609
Hyundai Capital America 3.10% 20226	9,720	9,607
Hyundai Capital America 3.25% 20226	10,307	10,197
iHeartCommunications, Inc., Term Loan D, (3-month USD-LIBOR + 6.75%) 8.443% 201910,11,12	9,600	7,356
iHeartCommunications, Inc. 9.00% 2019	42,810	33,178
Levi Strauss & Co. 5.00% 2025	5,700	5,928
Liberty Global PLC 5.50% 20286	10,900	10,484
Limited Brands, Inc. 7.00% 2020	15,000	16,237
Limited Brands, Inc. 6.625% 2021	15,000	16,237
Limited Brands, Inc. 5.25% 2028	4,545	4,500
Limited Brands, Inc. 6.875% 2035	3,460	3,555
LKQ Corp. 4.75% 2023	3,190	3,282
McDonald’s Corp. 2.625% 2022	7,445	7,396
McDonald’s Corp. 3.70% 2026	1,355	1,385
McDonald’s Corp. 3.50% 2027	1,250	1,266
McDonald’s Corp. 4.875% 2045	3,415	3,943
McDonald’s Corp. 4.45% 2047	1,900	2,052
MDC Partners Inc. 6.50% 20246	10,830	10,965
Meredith Corp. 6.875% 20266	14,625	15,009
Meredith Corp., Term Loan B, (3-month USD-LIBOR + 3.00%) 3.00% 202510,11,12	4,975	5,033
Meritage Homes Corp. 5.125% 2027	10,675	10,835
MGM Resorts International 7.75% 2022	6,400	7,304
MGM Resorts International 4.50% 20286	5,000	4,891
MHGE Parent LLC/Finance 8.50% 20196,13	4,947	4,953
Michaels Stores, Inc. 5.875% 20206	1,425	1,451
Myriad International Holdings 6.00% 20206	45,655	48,894
Myriad International Holdings 6.00% 2020	25,705	27,529
Myriad International Holdings 5.50% 2025	6,140	6,710
NBC Universal Enterprise, Inc. (3-month USD-LIBOR + 0.685%) 2.405% 20186,12	8,625	8,636
NBC Universal Enterprise, Inc. 5.25% 20496	40,030	42,452
Neiman Marcus Group LTD Inc., Term Loan B, (3-month USD-LIBOR + 3.25%) 4.805% 202010,11,12	24,942	21,380
Neiman Marcus Group LTD Inc. 8.00% 20216	7,495	4,816
Neiman Marcus Group LTD Inc. 9.50% 2021 (100% PIK)6,13	15,246	9,186
Newell Rubbermaid Inc. 2.60% 2019	1,211	1,211
Newell Rubbermaid Inc. 3.15% 2021	8,970	9,009
Newell Rubbermaid Inc. 3.85% 2023	7,755	7,918
Newell Rubbermaid Inc. 4.20% 2026	2,168	2,214
Newell Rubbermaid Inc. 5.50% 2046	38,910	44,769

The Income Fund of America — Page 14 of 38

unaudited

Bonds, notes & other debt instruments Corporate bonds & notes (continued) Consumer discretionary (continued)	Principal amount (000)	Value (000)
Nissan Motor Co., Ltd. 2.60% 20226	$9,910	$9,691
NMG Finco PLC 5.75% 20226	4,850	4,997
Petsmart, Inc. 7.125% 20236	91,875	58,226
Petsmart, Inc. 5.875% 20256	100,140	77,734
Petsmart, Inc. 8.875% 20256	76,100	48,704
RCI Banque 3.50% 20186	14,650	14,685
Sally Holdings LLC and Sally Capital Inc. 5.625% 2025	38,180	38,188
Schaeffler Verwaltungs 4.125% 20216,13	4,325	4,390
Schaeffler Verwaltungs 4.75% 20266,13	4,950	5,012
Scientific Games Corp. 7.00% 20226	7,025	7,429
Scientific Games Corp. 10.00% 2022	4,500	4,939
Service Corp. International 5.375% 2024	4,700	4,953
Sirius XM Radio Inc 3.875% 20226	13,575	13,592
Six Flags Entertainment Corp. 4.875% 20246	7,325	7,444
Sotheby’s 4.875% 20256	14,375	14,198
Standard Pacific Corp. 8.375% 2021	4,100	4,689
Starbucks Corp. 2.20% 2020	610	606
Starbucks Corp. 4.30% 2045	1,500	1,618
Starbucks Corp. 3.75% 2047	1,500	1,489
Tenneco Inc. 5.00% 2026	775	784
Thomson Reuters Corp. 4.30% 2023	1,905	2,003
Thomson Reuters Corp. 5.65% 2043	1,425	1,698
TI Automotive Ltd. 8.75% 20236	6,197	6,623
Time Warner Cable Inc. 6.75% 2018	18,630	18,970
Time Warner Cable Inc. 5.00% 2020	35,000	36,370
Toyota Motor Credit Corp. 1.70% 2019	2,000	1,990
Toyota Motor Credit Corp. 2.15% 2020	13,000	12,929
Toyota Motor Credit Corp. 2.15% 2022	2,000	1,944
Toyota Motor Credit Corp. 2.60% 2022	7,140	7,092
Toyota Motor Credit Corp. 2.70% 2023	3,180	3,155
Toyota Motor Credit Corp. 3.20% 2027	1,330	1,332
Toyota Motor Credit Corp. 3.05% 2028	5,992	5,895
Univision Communications Inc. 5.125% 20236	1,250	1,248
Univision Communications Inc. 5.125% 20256	1,305	1,269
Univision Communications Inc., Term Loan C5, (3-month USD-LIBOR + 2.75%) 4.323% 202410,11,12	5,263	5,274
Warner Music Group 5.625% 20226	7,793	8,037
Warner Music Group 6.75% 20226	1,200	1,248
Warner Music Group 5.00% 20236	2,600	2,675
Warner Music Group 4.875% 20246	4,650	4,766
WPP Finance 2010 3.75% 2024	2,000	2,028
Wynn Las Vegas, LLC and Wynn Capital Corp. 4.25% 20236	16,313	16,333
Wynn Las Vegas, LLC and Wynn Capital Corp. 5.50% 20256	15,900	16,089
Wynn Las Vegas, LLC and Wynn Capital Corp. 5.25% 20276	14,300	14,085
ZF Friedrichshafen AG 4.75% 20256	4,750	4,910
		1,824,699
Health care 1.44%
Abbott Laboratories 2.80% 2020	9,100	9,127
Abbott Laboratories 2.90% 2021	21,060	21,012
Abbott Laboratories 3.40% 2023	6,825	6,885
Abbott Laboratories 3.75% 2026	8,585	8,678
Abbott Laboratories 4.90% 2046	2,725	3,121
AbbVie Inc. 2.30% 2021	14,335	14,098
AbbVie Inc. 2.90% 2022	7,200	7,144

The Income Fund of America — Page 15 of 38

unaudited

Bonds, notes & other debt instruments Corporate bonds & notes (continued) Health care (continued)	Principal amount (000)	Value (000)
AbbVie Inc. 3.20% 2022	$2,675	$2,685
AbbVie Inc. 3.60% 2025	10,000	10,102
AbbVie Inc. 3.20% 2026	15,275	14,922
AbbVie Inc. 4.30% 2036	1,080	1,140
AbbVie Inc. 4.45% 2046	10,900	11,643
Aetna Inc. 1.70% 2018	13,945	13,932
Allergan PLC 3.00% 2020	14,890	14,951
Allergan PLC 3.45% 2022	25,880	26,054
Allergan PLC 3.80% 2025	29,640	29,805
Allergan PLC 4.55% 2035	6,750	7,075
Allergan PLC 4.75% 2045	1,203	1,275
Amgen Inc. 1.85% 2021	5,745	5,565
Amgen Inc. 2.65% 2022	10,000	9,861
Amgen Inc. 2.70% 2022	5,100	5,050
Amgen Inc. 4.40% 2045	3,000	3,170
AstraZeneca PLC 2.375% 2022	5,250	5,137
Baxalta Inc. 4.00% 2025	12,555	12,780
Bayer AG 2.375% 20196	4,810	4,780
Becton, Dickinson and Co. 2.675% 2019	3,136	3,135
Becton, Dickinson and Co. 2.894% 2022	14,400	14,172
Becton, Dickinson and Co. 3.363% 2024	12,310	12,146
Becton, Dickinson and Co. 3.70% 2027	8,425	8,323
Boston Scientific Corp. 2.85% 2020	7,875	7,886
Boston Scientific Corp. 6.00% 2020	5,375	5,712
Boston Scientific Corp. 3.375% 2022	4,300	4,323
Boston Scientific Corp. 3.85% 2025	5,000	5,081
Catalent, Inc. 4.875% 20266	2,545	2,551
Centene Corp. 5.625% 2021	7,005	7,220
Centene Corp. 4.75% 2022	48,033	50,194
Centene Corp. 6.125% 2024	4,550	4,846
Centene Corp. 4.75% 2025	18,565	18,936
Community Health Systems Inc. 6.25% 2023	2,400	2,232
Concordia Healthcare Corp, Term Loan B, (3-month USD-LIBOR + 4.25%) 5.823% 202110,11,12	8,523	7,344
Concordia Healthcare Corp. 9.50% 20226,9	33,543	3,354
Concordia Healthcare Corp. 7.00% 20236,9	28,169	2,817
DaVita HealthCare Partners Inc. 5.125% 2024	6,775	6,839
DaVita HealthCare Partners Inc. 5.00% 2025	15,175	15,156
DJO Finance LLC 10.75% 2020	1,545	1,398
DJO Finance LLC 8.125% 20216	10,935	10,607
Eagle Holding Co II LLC 7.625% 20226,13	4,465	4,560
EMD Finance LLC 2.40% 20206	18,650	18,654
EMD Finance LLC 2.95% 20226	18,600	18,505
EMD Finance LLC 3.25% 20256	13,300	13,229
Endo Finance LLC & Endo Finco Inc. 6.00% 20256	15,550	11,769
Endo International PLC 5.75% 20226	26,156	22,233
Endo International PLC 6.00% 20236	11,975	9,445
Envision Healthcare Corp. 5.125% 20226	6,760	6,743
Envision Healthcare Corp. 6.25% 20246	520	553
HCA Inc. 3.75% 2019	1,457	1,477
HCA Inc. 6.50% 2020	11,205	11,975
HCA Inc. 4.75% 2023	580	604
HCA Inc. 5.00% 2024	2,080	2,174
HCA Inc. 5.375% 2025	8,350	8,559
HCA Inc. 5.25% 2026	3,400	3,564

The Income Fund of America — Page 16 of 38

unaudited

Bonds, notes & other debt instruments Corporate bonds & notes (continued) Health care (continued)	Principal amount (000)	Value (000)
Healthsouth Corp. 5.75% 2024	$12,200	$12,490
Healthsouth Corp. 5.75% 2025	15,197	15,786
Hologic, Inc. 4.375% 20256	4,195	4,205
Hologic, Inc. 4.625% 20286	6,035	6,050
Humana Inc. 4.95% 2044	12,345	13,784
IMS Health Holdings, Inc. 5.00% 20266	24,745	25,302
inVentiv Health, Inc. 7.50% 20246	6,900	7,521
Jaguar Holding Co. 6.375% 20236	6,500	6,744
Johnson & Johnson 2.90% 2028	7,400	7,249
Johnson & Johnson 3.50% 2048	7,535	7,449
Kindred Healthcare, Inc. 8.00% 2020	3,430	3,677
Kinetic Concepts, Inc. 7.875% 20216	2,925	3,038
Kinetic Concepts, Inc. 12.50% 20216	22,335	25,601
Laboratory Corporation of America Holdings 3.60% 2027	6,100	5,993
Laboratory Corporation of America Holdings 4.70% 2045	885	936
Mallinckrodt PLC 4.875% 20206	21,385	20,904
Mallinckrodt PLC 5.75% 20226	2,060	1,900
Mallinckrodt PLC 5.625% 20236	8,930	7,680
McKesson Corp. 2.284% 2019	4,870	4,861
MEDNAX, Inc. 5.25% 20236	3,200	3,276
Medtronic, Inc. 4.375% 2035	5,903	6,491
Medtronic, Inc. 4.625% 2045	11,610	13,173
Molina Healthcare, Inc. 5.375% 2022	45,935	48,322
Molina Healthcare, Inc. 4.875% 20256	25,595	25,691
Multiplan, Inc. 8.50% 20226,13	3,015	3,147
Multiplan, Inc. 7.125% 20246	4,650	5,005
Novartis Capital Corp. 2.40% 2022	10,500	10,374
PAREXEL International Corp. 6.375% 20256	6,800	6,919
Pfizer Inc. 7.20% 2039	1,353	2,035
Quintiles Transnational Corp. 4.875% 20236	26,495	27,555
Roche Holdings, Inc. 2.875% 20216	15,000	15,080
Roche Holdings, Inc. 3.35% 20246	5,000	5,087
Roche Holdings, Inc. 2.375% 20276	11,810	11,024
Rotech Healthcare Inc., Term Loan A, (3-month USD-LIBOR + 4.25%) 5.943% 20181,3,5,10,11,12	11,586	11,528
Rotech Healthcare Inc., Term Loan B, (3-month USD-LIBOR + 8.75%) 10.443% 20191,3,5,10,11,12	9,200	9,154
Rotech Healthcare Inc., Term Loan, (3-month USD-LIBOR + 11.00%) 13.00% 20201,3,5,10,11,12,13	27,314	25,889
Shire PLC 2.40% 2021	32,865	32,120
Shire PLC 2.875% 2023	10,815	10,512
Shire PLC 3.20% 2026	12,440	11,943
Team Health Holdings, Inc. 6.375% 20256	14,350	13,453
Teleflex Inc. 4.625% 2027	3,580	3,580
Tenet Healthcare Corp. 4.375% 2021	14,120	14,191
Tenet Healthcare Corp. 8.125% 2022	1,864	1,930
Tenet Healthcare Corp. 6.75% 2023	4,861	4,812
Tenet Healthcare Corp. 4.625% 20246	25,116	24,771
Tenet Healthcare Corp. 5.125% 20256	863	854
Tenet Healthcare Corp., First Lien, 4.75% 2020	15,070	15,522
Tenet Healthcare Corp., First Lien, 6.00% 2020	56,880	59,831
Tenet Healthcare Corp., First Lien, 4.50% 2021	20,490	20,695
Teva Pharmaceutical Finance Company BV 2.20% 2021	23,120	21,559
Teva Pharmaceutical Finance Company BV 2.80% 2023	92,937	82,441
Teva Pharmaceutical Finance Company BV 3.15% 2026	65,500	54,703
Teva Pharmaceutical Finance Company BV 4.10% 2046	55,055	42,081
Thermo Fisher Scientific Inc. 2.40% 2019	6,000	6,003

The Income Fund of America — Page 17 of 38

unaudited

Bonds, notes & other debt instruments Corporate bonds & notes (continued) Health care (continued)	Principal amount (000)	Value (000)
Thermo Fisher Scientific Inc. 4.15% 2024	$4,000	$4,172
UnitedHealth Group Inc. 3.75% 2025	5,710	5,903
Valeant Pharmaceuticals International, Inc. 5.375% 20206	1,265	1,262
Valeant Pharmaceuticals International, Inc. 6.375% 20206	57,237	57,666
Valeant Pharmaceuticals International, Inc. 7.50% 20216	15,650	15,748
Valeant Pharmaceuticals International, Inc. 6.50% 20226	2,875	3,020
Valeant Pharmaceuticals International, Inc. 5.875% 20236	15,867	14,368
Valeant Pharmaceuticals International, Inc. 7.00% 20246	850	906
Valeant Pharmaceuticals International, Inc. 6.125% 20256	72,042	64,762
Valeant Pharmaceuticals International, Inc. 9.00% 20256	15,430	15,888
WellCare Health Plans, Inc. 5.25% 2025	1,330	1,392
WellPoint, Inc. 2.30% 2018	1,370	1,372
WellPoint, Inc. 2.25% 2019	12,500	12,459
Zimmer Holdings, Inc. 2.00% 2018	4,640	4,640
Zimmer Holdings, Inc. 2.70% 2020	10,770	10,740
Zimmer Holdings, Inc. 3.15% 2022	18,860	18,764
		1,643,291
Utilities 0.97%
Abu Dhabi National Energy Co. PJSC (TAQA) 3.625% 20236	2,000	2,016
AEP Transmission Company LLC 3.75% 20476	3,660	3,673
AES Corp. 8.00% 2020	3,268	3,644
AES Corp. 7.375% 2021	33,330	37,413
AES Corp. 4.875% 2023	2,000	2,058
AES Corp. 5.50% 2024	5,300	5,487
AES Corp. 5.50% 2025	28,325	29,600
AES Corp. 6.00% 2026	14,410	15,559
AES Corp. 5.125% 2027	955	1,003
Alliant Energy Corporation 3.25% 2024	12,500	12,534
American Electric Power Co., Inc. 2.15% 2020	2,625	2,595
American Electric Power Co., Inc. 2.95% 2022	12,065	12,079
American Electric Power Co., Inc. 3.20% 2027	21,844	21,228
AmeriGas Partners, LP 5.50% 2025	4,850	4,983
Berkshire Hathaway Energy Co. 2.40% 2020	7,749	7,744
Berkshire Hathaway Energy Co. 2.80% 20236	5,350	5,295
Calpine Corp. 6.00% 20226	3,425	3,546
Calpine Corp. 5.375% 2023	17,125	16,975
Calpine Corp. 5.875% 20246	10,520	10,783
Calpine Corp. 5.25% 20266	28,095	27,674
Centerpoint Energy, Inc., 2.50% 2022	11,000	10,736
CMS Energy Corp. 8.75% 2019	2,000	2,159
CMS Energy Corp. 6.25% 2020	13,523	14,447
CMS Energy Corp. 3.00% 2026	25,526	24,673
CMS Energy Corp. 2.95% 2027	1,344	1,281
CMS Energy Corp. 3.45% 2027	9,918	9,858
Colbun SA 4.50% 20246	1,500	1,568
Colbun SA 3.95% 20276	1,554	1,545
Comision Federal de Electricidad 4.875% 20246	2,000	2,103
Comision Federal de Electricidad 4.75% 20276	370	384
Commonwealth Edison Company 2.95% 2027	3,000	2,911
Consolidated Edison Company of New York, Inc. 4.00% 2057	8,333	8,425
Consumers Energy Co., First Mortgage Bonds, 6.70% 2019	13,400	14,283
Consumers Energy Co. 3.375% 2023	360	364
Consumers Energy Co. 3.125% 2024	2,520	2,518

The Income Fund of America — Page 18 of 38

unaudited

Bonds, notes & other debt instruments Corporate bonds & notes (continued) Utilities (continued)	Principal amount (000)	Value (000)
Duke Energy Carolinas, Inc. 3.70% 2047	$2,425	$2,429
Duke Energy Corp. 1.80% 2021	3,845	3,709
Duke Energy Corp. 3.95% 2023	1,807	1,877
Duke Energy Indiana, Inc. 4.90% 2043	14,785	17,434
Duke Energy Progress Inc. 4.15% 2044	3,935	4,202
Dynegy Finance Inc. 7.375% 2022	17,105	18,113
Dynegy Finance Inc. 7.625% 2024	4,900	5,318
E.ON International Finance BV 5.80% 20186	15,000	15,137
Edison International 2.40% 2022	900	871
EDP Finance BV 4.125% 20206	3,402	3,494
EDP Finance BV 5.25% 20216	22,500	23,957
EDP Finance BV 3.625% 20246	23,375	23,396
Electricité de France SA 3.625% 20256	780	788
Electricité de France SA 6.95% 20396	8,000	10,800
Electricité de France SA 4.875% 20446	1,886	2,053
Electricité de France SA 4.95% 20456	114	127
Electricité de France SA 5.25% 20496	3,500	3,609
Emera Inc. 6.75% 2076	36,024	40,887
Emera US Finance LP 2.15% 2019	3,975	3,952
Emera US Finance LP 2.70% 2021	2,505	2,480
Empresa Nacional de Electricidad SA 4.25% 2024	900	936
Enel Finance International SA 2.875% 20226	4,900	4,838
Enel Finance International SA 2.75% 20236	18,850	18,334
Enel Finance International SA 3.625% 20276	10,750	10,536
Enel Finance International SA 3.50% 20286	12,200	11,773
Enel Finance International SA 6.00% 20396	3,000	3,673
Enel Società per Azioni 8.75% 20736	12,000	14,895
Entergy Corp. 4.00% 2022	8,136	8,424
Entergy Corp. 2.95% 2026	5,000	4,759
Entergy Louisiana, LLC 3.30% 2022	1,470	1,486
Eversource Energy 2.80% 2023	1,868	1,838
Exelon Corp. 3.497% 2022	33,271	33,531
Exelon Corp. 3.95% 2025	1,479	1,518
Exelon Corp. 3.40% 2026	6,035	5,973
FirstEnergy Corp. 3.90% 2027	38,689	39,157
FirstEnergy Corp. 3.50% 20286	4,000	3,933
FirstEnergy Corp. 4.85% 2047	12,945	14,388
FirstEnergy Corp., Series B, 4.25% 2023	46,865	48,971
Great Plains Energy Inc. 3.65% 2025	1,267	1,281
Great Plains Energy Inc. 4.20% 2047	708	729
Iberdrola Finance Ireland 5.00% 20196	1,060	1,098
Israel Electric Corp. Ltd. 8.10% 20966	4,905	6,511
MidAmerican Energy Co. 2.40% 2019	9,000	9,008
MidAmerican Energy Co. 3.65% 2048	2,500	2,490
MidAmerican Energy Holdings Co. 5.75% 2018	10,000	10,064
Mississippi Power Co. 4.25% 2042	14,000	13,347
National Grid Plc 3.15% 20276	1,105	1,080
National Rural Utilities Cooperative Finance Corp. 2.95% 2024	6,000	5,957
National Rural Utilities Cooperative Finance Corp. 3.25% 2025	1,428	1,434
National Rural Utilities Cooperative Finance Corp. 3.05% 2027	12,000	11,724
New York State Electric & Gas Corp. 3.25% 20266	3,000	2,965
Niagara Mohawk Power Corp. 3.508% 20246	3,150	3,208
Niagara Mohawk Power Corp. 4.278% 20346	2,000	2,147
NiSource Finance Corp. 2.65% 2022	3,175	3,115

The Income Fund of America — Page 19 of 38

unaudited

Bonds, notes & other debt instruments Corporate bonds & notes (continued) Utilities (continued)	Principal amount (000)	Value (000)
Northern States Power Co. 4.125% 2044	$11,000	$11,744
NRG Energy, Inc. 6.25% 2022	36,075	37,563
NRG Energy, Inc. 7.25% 2026	2,000	2,188
NV Energy, Inc 6.25% 2020	2,760	3,014
Pacific Gas and Electric Co. 2.45% 2022	90	87
Pacific Gas and Electric Co. 3.25% 2023	11,930	11,871
Pacific Gas and Electric Co. 3.85% 2023	13,049	13,410
Pacific Gas and Electric Co. 3.40% 2024	8,063	8,083
Pacific Gas and Electric Co. 3.75% 2024	602	615
Pacific Gas and Electric Co. 3.50% 2025	4,005	3,972
Pacific Gas and Electric Co. 3.30% 20276	19,628	18,839
Pacific Gas and Electric Co. 3.30% 2027	5,247	5,064
Pacific Gas and Electric Co. 4.30% 2045	1,900	1,935
PacifiCorp., First Mortgage Bonds, 5.65% 2018	5,500	5,591
Pennsylvania Electric Co. 3.25% 20286	4,000	3,873
Progress Energy, Inc. 7.00% 2031	12,000	15,692
Progress Energy, Inc. 7.75% 2031	7,500	10,321
Public Service Co. of Colorado 5.125% 2019	2,700	2,796
Public Service Electric and Gas Co. 3.60% 2047	3,519	3,478
Public Service Enterprise Group Inc. 1.60% 2019	1,200	1,178
Public Service Enterprise Group Inc. 2.00% 2021	10,000	9,639
Public Service Enterprise Group Inc. 2.65% 2022	13,975	13,693
Puget Energy, Inc. 6.50% 2020	9,694	10,657
Puget Energy, Inc. 6.00% 2021	3,945	4,318
Puget Energy, Inc. 5.625% 2022	10,150	11,072
SCANA Corp. 6.25% 2020	908	967
SCANA Corp. 4.75% 2021	919	959
SCANA Corp. 4.125% 2022	5,102	5,218
South Carolina Electric & Gas Co. 5.30% 2033	4,292	4,849
South Carolina Electric & Gas Co. 5.45% 2041	11,608	13,665
South Carolina Electric & Gas Co. 4.35% 2042	668	698
South Carolina Electric & Gas Co. 4.10% 2046	4,700	4,784
Southern California Edison Co., 1.845% 202211	5,352	5,281
State Grid Overseas Investment Ltd. 3.50% 20276	2,000	1,967
Talen Energy Corp. 4.60% 2021	2,865	2,723
Talen Energy Corp. 9.50% 20226	8,535	8,966
Talen Energy Corp. 10.50% 20266	3,415	3,453
Tampa Electric Co. 2.60% 2022	3,598	3,510
Tampa Electric Co. 4.35% 2044	8,330	8,821
Teco Finance, Inc. 5.15% 2020	14,443	15,101
Veolia Environnement 6.75% 2038	500	662
Virginia Electric and Power Co. 3.45% 2024	560	569
Virginia Electric and Power Co. 3.10% 2025	2,625	2,597
Xcel Energy Inc. 4.70% 2020	18	19
		1,108,400
Materials 0.90%
AK Steel Holding Corp. 7.625% 2021	17,450	18,192
AK Steel Holding Corp. 7.50% 2023	3,045	3,296
AK Steel Holding Corp. 6.375% 2025	1,050	1,042
AK Steel Holding Corp. 7.00% 2027	2,675	2,749
Aleris International, Inc. 7.875% 2020	12,745	12,797
Anglo American Capital PLC 4.00% 20276	1,150	1,139
Apollo Global Management, LLC 7.875% 2023	400	272

The Income Fund of America — Page 20 of 38

unaudited

Bonds, notes & other debt instruments Corporate bonds & notes (continued) Materials (continued)	Principal amount (000)	Value (000)
ArcelorMittal 6.75% 2022	$3,500	$3,894
Ardagh Group SA 7.125% 202313	3,250	3,388
Ardagh Packaging Finance 4.25% 20226	900	907
Ardagh Packaging Finance 4.625% 20236	3,920	3,974
Ardagh Packaging Finance 6.00% 20256	7,050	7,297
Axalta Coating Systems LLC 4.875% 20246	7,250	7,504
Ball Corp. 4.375% 2020	15,225	15,663
Berry Plastics Corp. 5.50% 2022	2,400	2,481
Building Materials Corp. 6.00% 20256	4,600	4,910
BWAY Holding Co., 7.25% 20256	3,020	3,160
BWAY Parent Co. Inc., Term Loan, (3-month USD-LIBOR + 3.25%) 4.958% 202410,11,12	2,653	2,678
BWAY Parent Co. Inc., 5.50% 20246	2,600	2,701
CF Industries, Inc. 3.45% 2023	2,190	2,148
CF Industries, Inc. 4.95% 2043	20,460	19,130
CF Industries, Inc. 5.375% 2044	8,715	8,552
Chemours Co. 6.625% 2023	24,960	26,393
Cleveland-Cliffs Inc. 4.875% 20246	5,200	5,187
Cliffs Natural Resources Inc. 4.80% 2020	1,925	1,887
Cliffs Natural Resources Inc. 4.875% 2021	7,695	7,464
Cliffs Natural Resources Inc. 5.75% 20256	84,930	83,444
Cliffs Natural Resources Inc. 6.25% 2040	7,851	6,673
Commercial Metals Co. 5.375% 2027	4,750	4,893
Consolidated Energy Finance SA 6.875% 20256	5,100	5,406
Constellium NV 5.875% 20266	3,300	3,374
CRH America, Inc. 3.875% 20256	2,000	2,050
CRH America, Inc. 5.125% 20456	1,000	1,134
CVR Partners, LP 9.25% 20236	3,395	3,641
Dow Chemical Co. 4.125% 2021	5,950	6,198
Dow Chemical Co. 5.25% 2041	4,000	4,595
Dow Chemical Co. 4.625% 2044	1,200	1,307
Eastman Chemical Co. 2.70% 2020	12,000	12,036
First Quantum Minerals Ltd. 7.00% 20216	71,242	73,869
First Quantum Minerals Ltd. 7.25% 20226	10,000	10,425
First Quantum Minerals Ltd. 7.50% 20256	67,950	73,050
FMG Resources 9.75% 20226	40,395	44,598
Freeport-McMoRan Inc. 3.55% 2022	40,025	39,825
Freeport-McMoRan Inc. 3.875% 2023	7,000	6,991
Georgia Gulf Corp. 4.625% 2021	25,425	26,188
Georgia-Pacific Corp. 2.539% 20196	12,000	11,988
H.I.G. Capital, L.L.C. 6.75% 20246	25,345	25,440
Hexion Inc. 10.375% 20226	2,000	1,944
Holcim Ltd. 6.00% 20196	1,607	1,695
Holcim Ltd. 5.15% 20236	12,595	13,545
Huntsman Corp. 5.75% 20256	9,015	9,331
Huntsman International LLC 4.875% 2020	18,750	19,570
INEOS Group Holdings SA 5.625% 20246	5,800	5,967
International Paper Co. 7.30% 2039	5,615	7,772
LYB International Finance BV 3.50% 2027	1,500	1,487
LYB International Finance BV 4.875% 2044	400	441
LyondellBasell Industries NV 6.00% 2021	2,500	2,753
Monsanto Co. 4.40% 2044	13,090	13,810
Mosaic Co. 3.25% 2022	1,500	1,492
Mosaic Co. 4.05% 2027	1,500	1,491
Nova Chemicals Corp 5.25% 20276	20,660	20,660

The Income Fund of America — Page 21 of 38

unaudited

Bonds, notes & other debt instruments Corporate bonds & notes (continued) Materials (continued)	Principal amount (000)	Value (000)
Novelis Corp. 6.25% 20246	$10,425	$10,946
Novelis Corp. 5.875% 20266	15,050	15,539
Olin Corp. 5.125% 2027	5,100	5,317
Owens-Illinois, Inc. 5.875% 20236	9,000	9,579
Plastipak Holdings, Inc., Term Loan, (3-month USD-LIBOR + 2.75%) 4.45% 202410,11,12	2,214	2,241
Platform Specialty Products Corp. 6.50% 20226	6,375	6,592
Platform Specialty Products Corp. 5.875% 20256	16,335	16,621
Praxair, Inc. 2.25% 2020	6,287	6,239
Praxair, Inc. 3.00% 2021	4,500	4,545
Rayonier Advanced Materials Inc. 5.50% 20246	19,265	19,434
Reynolds Group Inc. 5.75% 202011	21,059	21,427
Reynolds Group Inc. 6.875% 202111	3,241	3,293
Rio Tinto Finance PLC 3.75% 2025	460	475
Rio Tinto PLC 4.125% 2042	3,415	3,653
Ryerson Inc. 11.00% 20226	50,173	57,045
Scotts Miracle-Gro Co. 5.25% 2026	4,750	4,916
Sealed Air Corp. 5.25% 20236	7,000	7,472
Sherwin-Williams Co. 2.75% 2022	3,240	3,193
Sherwin-Williams Co. 3.125% 2024	500	492
Sherwin-Williams Co. 3.45% 2027	5,960	5,906
Sherwin-Williams Co. 4.50% 2047	2,115	2,241
Smurfit Capital Funding PLC 7.50% 2025	2,425	2,940
SPCM SA 4.875% 20256	7,300	7,336
Summit Materials, Inc. 8.50% 2022	875	967
Summit Materials, Inc. 6.125% 2023	9,325	9,675
Teck Resources Ltd. 3.75% 2023	3,950	3,975
Teck Resources Ltd. 5.20% 2042	1,000	1,013
Trinseo SA 5.375% 20256	4,900	5,033
Tronox Ltd. 5.75% 20256	11,450	11,736
United States Steel Corp. 7.375% 2020	15,418	16,651
United States Steel Corp. 8.375% 20216	1,781	1,923
Vale Overseas Ltd. 5.875% 2021	3,670	3,998
Vale Overseas Ltd. 4.375% 2022	1,305	1,357
Vale SA 6.25% 2026	8,230	9,566
Valvoline Inc. 4.375% 2025	4,900	4,888
Warrior Met Coal, Inc. 8.00% 20246	13,675	14,427
Westlake Chemical Corp. 4.375% 2047	1,695	1,739
Zekelman Industries Inc. 9.875% 20236	7,685	8,626
		1,030,904
Telecommunication services 0.90%
Altice NV 6.625% 20236	10,000	10,154
AT&T Inc. 2.85% 2023	5,390	5,383
AT&T Inc. 3.40% 2024	3,610	3,615
AT&T Inc. 3.90% 2027	18,270	18,298
AT&T Inc. 4.90% 2037	8,101	8,235
AT&T Inc. 5.15% 2050	18,799	19,087
British Telecommunications PLC 9.125% 2030	11,131	16,544
CenturyLink, Inc. 6.75% 2023	30,050	29,345
CenturyLink, Inc. 7.50% 2024	9,094	9,185
CenturyLink, Inc., Series T, 5.80% 2022	2,000	1,958
Cequel Communications Holdings I, LLC and Cequel Capital Corp. 6.375% 20206	42,907	43,551
Colorado Buyer Inc., Term Loan, (3-month USD-LIBOR + 7.25%) 8.63% 202510,11,12	525	532
Deutsche Telekom International Finance BV 1.95% 20216	8,700	8,430

The Income Fund of America — Page 22 of 38

unaudited

Bonds, notes & other debt instruments Corporate bonds & notes (continued) Telecommunication services (continued)	Principal amount (000)	Value (000)
Deutsche Telekom International Finance BV 2.82% 20226	$10,500	$10,413
Deutsche Telekom International Finance BV 3.60% 20276	5,000	4,979
Deutsche Telekom International Finance BV 9.25% 2032	12,795	19,953
Deutsche Telekom International Finance BV 4.875% 20426	2,000	2,237
France Télécom 4.125% 2021	15,000	15,731
France Télécom 9.00% 2031	5,721	8,578
Frontier Communications Corp. 7.125% 2019	2,450	2,478
Frontier Communications Corp. 8.875% 2020	8,000	7,860
Frontier Communications Corp. 9.25% 2021	9,395	8,479
Frontier Communications Corp. 8.75% 2022	1,000	784
Frontier Communications Corp. 10.50% 2022	26,625	22,032
Frontier Communications Corp. 7.125% 2023	6,225	4,264
Frontier Communications Corp. 11.00% 2025	70,636	55,626
Inmarsat PLC 4.875% 20226	30,625	30,548
Inmarsat PLC 6.50% 20246	21,050	21,524
Intelsat Jackson Holding Co. 7.25% 2020	5,925	5,221
Intelsat Jackson Holding Co. 5.50% 2023	2,125	1,673
Intelsat Jackson Holding Co. 6.625% 202410,11	14,425	14,524
Intelsat Jackson Holding Co. 8.00% 20246	22,225	23,392
Ligado Networks, Term Loan, (3-month USD-LIBOR + 8.75%) 10.265% 202010,11,12,13	60,181	56,068
MetroPCS Wireless, Inc. 6.625% 2023	21,700	22,607
Neptune Finco Corp. (Altice NV) 6.625% 20256	4,600	4,934
Numericable Group SA 6.00% 20226	4,800	4,701
Numericable Group SA 7.375% 20266	4,650	4,601
Orange SA 5.50% 2044	3,000	3,622
Qwest Capital Funding, Inc. 7.625% 2021	3,900	4,011
SoftBank Group Corp. 4.50% 20206	73,945	75,335
SoftBank Group Corp. 3.36% 20236,11	20,109	20,235
Sprint Corp. 7.00% 2020	2,000	2,116
Sprint Corp. 7.25% 2021	9,150	9,747
Sprint Corp. 11.50% 2021	17,505	21,272
Sprint Corp. 7.875% 2023	18,851	19,958
Sprint Corp. 7.125% 2024	15,650	15,904
Sprint Corp. 6.875% 2028	15,790	16,362
Telefónica Emisiones, SAU 3.192% 2018	8,500	8,523
T-Mobile US, Inc. 6.50% 2026	30,725	33,375
Trilogy International Partners, LLC 8.875% 20226	29,300	30,033
Verizon Communications Inc. 2.946% 2022	1,340	1,335
Verizon Communications Inc. 4.50% 2033	10,000	10,299
Verizon Communications Inc. 4.125% 2046	44,341	41,614
Verizon Communications Inc. 4.862% 2046	3,833	3,993
Verizon Communications Inc. 4.522% 2048	78,900	78,988
Wind Tre SpA 5.00% 20266	28,200	25,769
Windstream Holdings, Inc. 8.75% 20246	43,996	31,250
Zayo Group Holdings, Inc. 6.375% 2025	4,300	4,526
Zayo Group Holdings, Inc. 5.75% 20276	8,675	8,838
Ziggo Bond Finance BV 5.50% 20276	32,800	32,636
		1,027,265
Industrials 0.82%
3M Co. 2.25% 2023	4,382	4,288
ABB Finance (USA) Inc. 2.875% 2022	1,000	1,006
ACCO Brands Corp. 5.25% 20246	7,200	7,371
Airbus Group SE 2.70% 20236	885	875

The Income Fund of America — Page 23 of 38

unaudited

Bonds, notes & other debt instruments Corporate bonds & notes (continued) Industrials (continued)	Principal amount (000)	Value (000)
Allison Transmission Holdings, Inc. 5.00% 20246	$15,075	$15,263
Allison Transmission Holdings, Inc. 4.75% 20276	225	224
American Airlines, Inc., 5.50% 20196	2,350	2,415
American Airlines, Inc., Series 2013-2, Class A, 4.95% 202411	6,525	6,869
ARAMARK Corp. 5.125% 2024	7,225	7,469
ARAMARK Corp. 5.00% 20286	6,975	7,093
Ashtead Group PLC 4.125% 20256	4,850	4,808
Ashtead Group PLC 4.375% 20276	4,850	4,826
Associated Materials, LLC 9.00% 20246	47,385	51,413
Avis Budget Group, Inc. 5.50% 2023	11,970	12,105
Beacon Roofing Supply, Inc. 4.875% 20256	7,945	7,945
Bohai Financial Investment Holding Co., Ltd. 5.25% 20226	2,750	2,723
Bohai Financial Investment Holding Co., Ltd. 5.50% 20246	8,250	8,183
Brand Energy 8.5% 20256	10,155	10,587
Builders FirstSource, Inc. 5.625% 20246	16,370	17,188
CD&R Waterworks Merger Sub, LLC 6.125% 20256	4,850	4,911
CEVA Group PLC 7.00% 20211,6	2,250	2,239
CEVA Group PLC 9.00% 20211,6	1,050	1,016
CEVA Group PLC, Apollo Global Securities LLC LOC, (3-month USD-LIBOR + 5.50%) 6.50% 20211,10,11,12	2,526	2,458
CEVA Group PLC, Term Loan B, (3-month USD-LIBOR + 5.50%) 7.272% 20211,10,11,12	3,537	3,441
CEVA Logistics Canada, ULC, Term Loan, (3-month USD-LIBOR + 5.50%) 7.272% 20211,10,11,12	442	430
CEVA Logistics Holdings BV, Term Loan, (3-month USD-LIBOR + 5.50%) 7.272% 20211,10,11,12	2,564	2,495
CNH Capital LLC 4.875% 2021	2,800	2,943
Continental Airlines, Inc., Series 2000-2, Class B, 8.307% 201911	53	53
Continental Airlines, Inc., Series 1999-1, Class A, 6.545% 202011	4,270	4,423
Continental Airlines, Inc., Series 1999-1, Class B, 6.795% 202011	20	20
Continental Airlines, Inc., Series 1999-2, Class A1, 7.256% 202111	191	198
Continental Airlines, Inc., Series 1999-2, Class B, 7.566% 202111	1	1
Continental Airlines, Inc., Series 2001-1, Class A1, 6.703% 202211	472	520
Continental Airlines, Inc., Series 2007-1, Class B, 6.903% 202211	3,772	3,982
Continental Airlines, Inc., Series 2000-2, Class A1, 7.707% 202211	484	524
Continental Airlines, Inc., Series 2000-1, Class A1, 8.048% 202211	2,197	2,352
Corporate Risk Holdings LLC 9.50% 20191,6	45,000	46,462
Corporate Risk Holdings LLC 13.50% 2020 (100% PIK)1,3,5,6,13	13,781	14,745
DAE Aviation Holdings, Inc. 10.00% 20236	41,320	45,142
Deck Chassis Acquisition Inc. 10.00% 20236	20,575	22,735
Delta Air Lines, Inc., Series 2002-1, Class G1, MBIA insured, 6.718% 202411	3,956	4,357
ERAC USA Finance Co. 5.25% 20206	5,000	5,303
Euramax International, Inc. 12.00% 20206	22,200	24,031
Fortive Corp. 2.35% 2021	2,825	2,783
General Electric Capital Corp., Series A, 6.00% 2019	2,577	2,708
General Electric Co. 2.70% 2022	7,750	7,618
General Electric Co. 4.125% 2042	11,000	10,919
General Electric Co. 5.00% (undated)	152,060	153,771
Hardwoods Acquisition Inc 7.50% 20216	14,328	13,361
Harris Corp. 2.70% 2020	1,315	1,312
Harris Corp. 3.832% 2025	740	758
HD Supply, Inc. 5.75% 20246	4,650	4,987
Hertz Global Holdings Inc. 7.625% 20226	26,085	27,324
JELD-WEN Holding, Inc. 4.875% 20276	4,975	4,994
KAR Auction Services, Inc. 5.125% 20256	7,200	7,317
KLX Inc. 5.875% 20226	2,140	2,236
Kratos Defense & Security Solutions, Inc. 6.50% 20256	3,700	3,954
Lockheed Martin Corp. 1.85% 2018	2,535	2,530

The Income Fund of America — Page 24 of 38

unaudited

Bonds, notes & other debt instruments Corporate bonds & notes (continued) Industrials (continued)	Principal amount (000)	Value (000)
Lockheed Martin Corp. 2.50% 2020	$3,250	$3,248
Lockheed Martin Corp. 3.10% 2023	695	699
Lockheed Martin Corp. 3.55% 2026	1,480	1,513
Lockheed Martin Corp. 4.50% 2036	560	617
Lockheed Martin Corp. 4.70% 2046	4,560	5,199
LSC Communications, Inc. 8.75% 20236	23,350	24,313
Multi-Color Corp. 4.875% 20256	6,080	6,118
Navistar International Corp. 6.625% 20256	2,955	3,096
Navistar International Corp., Term Loan, (3-month USD-LIBOR + 4.75%) 5.06% 202410,11,12	1,985	2,005
Nielsen Finance LLC and Nielsen Finance Co. 5.00% 20226	4,850	4,941
Northrop Grumman Corp., 2.55% 2022	6,825	6,683
Northrop Grumman Corp., 2.93% 2025	9,570	9,329
Northrop Grumman Corp., 3.25% 2028	11,995	11,788
Northrop Grumman Corp., 4.03% 2047	1,590	1,623
Ply Gem Industries, Inc. 6.50% 2022	14,100	14,664
Ply Gem Industries, Inc. 6.50% 2022	13,510	14,034
PrimeSource Building Products Inc 9.00% 20236	2,810	2,989
R.R. Donnelley & Sons Co. 7.625% 20201	957	1,029
R.R. Donnelley & Sons Co. 7.875% 20211	17,945	18,797
R.R. Donnelley & Sons Co. 6.50% 20231	17,780	17,580
Rexnord Corp. 4.875% 20256	7,845	7,963
Rockwell Collins, Inc. 2.80% 2022	6,320	6,260
Rockwell Collins, Inc. 3.20% 2024	6,370	6,342
Roper Technologies, Inc. 2.80% 2021	1,725	1,713
Roper Technologies, Inc. 3.80% 2026	2,500	2,540
Siemens AG 1.70% 20216	11,000	10,608
Siemens AG 2.70% 20226	12,975	12,917
Siemens AG 2.35% 20266	1,500	1,388
Siemens AG 4.40% 20456	1,000	1,099
Standard Aero Holdings, Inc., Term Loan B, 5.32% 202210,11,12	571	576
Staples Inc. 8.50% 20256	1,315	1,274
TransDigm Inc. 5.50% 2020	27,125	27,532
United Air Lines, Inc., Series 2007-1, Class B, 7.336% 20216,11	2,805	2,931
United Air Lines, Inc., Series 2007-1, Class A, 6.636% 202411	4,750	5,139
United Rentals, Inc. 4.625% 2025	6,950	7,072
United Rentals, Inc. 4.875% 2028	5,000	5,012
United Technologies Corp. 2.30% 2022	13,000	12,682
United Technologies Corp. 3.125% 2027	16,000	15,641
Virgin Australia Holdings Ltd. 8.50% 20196	41,650	43,472
Virgin Australia Holdings Ltd. 7.875% 20216	1,750	1,803
		938,233
Information technology 0.61%
Almonde Inc., Term Loan, (3-month USD-LIBOR + 7.25%) 8.729% 202510,11,12	20,625	20,759
Apple Inc. 1.55% 2021	13,040	12,565
Apple Inc. 2.25% 2021	10,250	10,154
Apple Inc. 2.75% 2025	13,000	12,666
Apple Inc. 2.90% 2027	3,000	2,900
Apple Inc. 3.00% 2027	3,000	2,915
Apple Inc. 3.20% 2027	8,500	8,431
Apple Inc. 3.35% 2027	6,790	6,808
Applied Systems, Inc., Term Loan, (3-month USD-LIBOR + 7.00%) 8.693% 202510,11,12	3,985	4,137
Blackboard Inc., Term Loan B4, (3-month USD-LIBOR + 5.00%) 6.734% 202110,11,12	2,755	2,719
BMC Software, Inc. 9.00% 20196,13	4,278	4,294

The Income Fund of America — Page 25 of 38

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Bonds, notes & other debt instruments Corporate bonds & notes (continued) Information technology (continued)	Principal amount (000)	Value (000)
BMC Software, Inc. 8.125% 20216	$20,128	$20,254
Broadcom Ltd. 3.00% 20226	38,500	37,843
Broadcom Ltd. 2.65% 20236	10,500	10,015
Broadcom Ltd. 3.625% 20246	34,625	34,206
Broadcom Ltd. 3.875% 20276	47,175	45,998
Camelot Finance SA 7.875% 20246	15,995	17,075
CCC Information Services Inc., Term Loan (3-month USD-LIBOR + 6.75%) 8.323% 202510,11,12	950	975
Dell Inc. 2.65% 2020	1,300	1,281
EchoStar Corp. 6.625% 2026	9,725	10,308
Ellucian, Inc. 9.00% 20236	775	833
First Data Corp. 5.375% 20236	10,950	11,320
First Data Corp. 7.00% 20236	71,824	75,820
First Data Corp. 5.00% 20246	8,325	8,575
First Data Corp. 5.75% 20246	7,650	7,934
Genesys Telecommunications Laboratories, Inc. 10.00% 20246	15,500	17,166
Gogo Inc. 12.50% 20226	60,850	68,837
Infor (US), Inc. 6.50% 2022	8,420	8,725
Infor Software 7.125% 20216,13	11,754	12,048
Internet Brands, Inc., Term Loan, (3-month USD-LIBOR + 7.50%) 9.088% 202510,11,12	8,085	8,176
JDA Software Group, Inc. 7.375% 20246	2,925	3,082
Kronos Inc., Term Loan, (3-month USD-LIBOR + 3.50%) 4.903% 202310,11,12	1,633	1,650
Kronos Inc., Term Loan B, (3-month USD-LIBOR + 8.25%) 9.627% 202410,11,12	33,370	34,819
McAfee, LLC, Term Loan, (3-month USD-LIBOR + 4.50%) 6.067% 202410,11,12	16,199	16,379
McAfee, LLC, Term Loan, (3-month USD-LIBOR + 8.50%) 10.067% 202510,11,12	175	176
Microsoft Corp. 1.55% 2021	23,130	22,349
Microsoft Corp. 2.40% 2022	18,945	18,764
Microsoft Corp. 2.65% 2022	6,000	5,977
Microsoft Corp. 2.875% 2024	6,865	6,838
Microsoft Corp. 3.30% 2027	4,375	4,419
Microsoft Corp. 4.20% 2035	6,000	6,607
Microsoft Corp. 4.25% 2047	2,750	3,045
Mitchell International, Inc., Term Loan B, (3-month USD-LIBOR + 7.25%) 8.943% 202510,11,12	1,025	1,040
Oracle Corp. 2.65% 2026	9,000	8,568
Oracle Corp. 3.25% 2027	5,500	5,442
Oracle Corp. 4.00% 2046	650	673
Oracle Corp. 4.00% 2047	1,000	1,032
Qorvo, Inc. 7.00% 2025	7,000	7,595
Solera Holdings, Inc. 10.50% 20246	7,000	7,884
Tempo Acquisition LLC 6.75% 20256	4,625	4,729
Tencent Holdings Ltd. 2.985% 20236	2,500	2,475
Tencent Holdings Ltd. 3.595% 20286	1,500	1,477
Unisys Corp. 10.75% 20226	24,500	27,562
Vantiv, Inc. 4.375% 20256	2,275	2,264
Visa Inc. 3.15% 2025	8,000	7,999
Western Digital Corp. 7.375% 20236	4,100	4,474
Western Digital Corp. 4.75% 2026	4,785	4,857
		697,913
Consumer staples 0.47%
Altria Group, Inc. 9.25% 2019	16,584	18,239
Altria Group, Inc. 2.625% 2020	10,420	10,446
Altria Group, Inc. 4.00% 2024	1,500	1,571
Altria Group, Inc. 2.625% 2026	1,100	1,041
Altria Group, Inc. 9.95% 2038	23,500	40,148

The Income Fund of America — Page 26 of 38

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Bonds, notes & other debt instruments Corporate bonds & notes (continued) Consumer staples (continued)	Principal amount (000)	Value (000)
Altria Group, Inc. 4.25% 2042	$20,000	$20,604
Altria Group, Inc. 4.50% 2043	4,000	4,268
Altria Group, Inc. 5.375% 2044	2,595	3,111
Altria Group, Inc. 3.875% 2046	2,595	2,520
Anheuser-Busch InBev NV 7.75% 2019	25,000	26,278
Anheuser-Busch InBev NV 2.65% 2021	2,875	2,867
Anheuser-Busch InBev NV 3.65% 2026	9,460	9,585
Anheuser-Busch InBev NV 4.95% 2042	9,095	10,276
Anheuser-Busch InBev NV 4.90% 2046	3,215	3,632
Avon Products, Inc. 7.875% 20226	7,180	7,368
BJ’s Wholesale Club, Term Loan, (3-month USD-LIBOR + 7.50%) 8.953% 202510,11,12	22,424	22,575
British American Tobacco International Finance PLC 3.95% 20256	8,000	8,200
British American Tobacco PLC 2.764% 20226	15,690	15,428
British American Tobacco PLC 3.222% 20246	35,000	34,515
British American Tobacco PLC 3.557% 20276	15,520	15,213
British American Tobacco PLC 4.39% 20376	9,000	9,288
British American Tobacco PLC 4.54% 20476	5,440	5,630
Constellation Brands, Inc. 2.25% 2020	6,500	6,412
Constellation Brands, Inc. 2.65% 2022	19,835	19,372
Constellation Brands, Inc. 2.70% 2022	1,740	1,711
Constellation Brands, Inc. 3.20% 2023	10,404	10,404
Constellation Brands, Inc. 3.50% 2027	3,030	2,991
Constellation Brands, Inc. 3.60% 2028	1,850	1,847
Constellation Brands, Inc. 4.50% 2047	300	320
Costco Wholesale Corp. 2.15% 2021	3,500	3,456
Costco Wholesale Corp. 2.30% 2022	3,500	3,443
Costco Wholesale Corp. 2.75% 2024	2,000	1,970
Costco Wholesale Corp. 3.00% 2027	7,500	7,357
Cott Beverages Inc. 5.50% 20256	4,825	4,928
First Quality Enterprises, Inc. 5.00% 20256	5,875	5,934
Herbalife Ltd., Term Loan, (3-month USD-LIBOR + 5.50%) 7.073% 202310,11,12	5,002	5,042
Imperial Tobacco Finance PLC 3.50% 20236	10,000	10,110
Molson Coors Brewing Co. 1.45% 2019	4,865	4,788
Molson Coors Brewing Co. 1.90% 2019	1,005	999
Molson Coors Brewing Co. 2.25% 2020	680	674
Molson Coors Brewing Co. 2.10% 2021	8,880	8,632
Molson Coors Brewing Co. 3.00% 2026	2,770	2,644
Molson Coors Brewing Co. 4.20% 2046	4,200	4,216
Pernod Ricard SA 4.45% 20226	12,625	13,253
Philip Morris International Inc. 2.375% 2022	8,670	8,452
Philip Morris International Inc. 2.50% 2022	16,500	16,130
Philip Morris International Inc. 2.625% 2022	1,155	1,143
Philip Morris International Inc. 3.60% 2023	7,245	7,423
Philip Morris International Inc. 3.125% 2028	2,500	2,424
Philip Morris International Inc. 4.25% 2044	2,000	2,071
Pilgrim’s Pride Corp. 5.75% 20256	2,565	2,597
Pinnacle Foods Inc. 5.875% 2024	4,675	4,973
Post Holdings, Inc. 5.00% 20266	1,900	1,860
Post Holdings, Inc. 5.625% 20286	7,700	7,683
Reckitt Benckiser Group PLC 2.375% 20226	1,435	1,389
Reckitt Benckiser Group PLC 2.75% 20246	6,890	6,623
Reynolds American Inc. 3.25% 2020	5,510	5,575
Reynolds American Inc. 3.25% 2022	6,150	6,162
Reynolds American Inc. 4.00% 2022	890	920

The Income Fund of America — Page 27 of 38

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Bonds, notes & other debt instruments Corporate bonds & notes (continued) Consumer staples (continued)	Principal amount (000)	Value (000)
Reynolds American Inc. 4.45% 2025	$5,610	$5,883
Reynolds American Inc. 5.70% 2035	3,130	3,705
Reynolds American Inc. 5.85% 2045	12,200	14,915
Spectrum Brands Inc. 6.125% 2024	4,650	4,952
Walgreens Boots Alliance, Inc. 3.30% 2021	5,200	5,260
Wal-Mart Stores, Inc. 2.35% 2022	4,000	3,932
WM. Wrigley Jr. Co 2.40% 20186	1,200	1,202
WM. Wrigley Jr. Co 2.90% 20196	1,285	1,293
WM. Wrigley Jr. Co 3.375% 20206	22,500	22,975
		532,848
Real estate 0.32%
Alexandria Real Estate Equities, Inc. 2.75% 2020	795	796
Alexandria Real Estate Equities, Inc. 3.90% 2023	1,600	1,638
Alexandria Real Estate Equities, Inc. 4.30% 2026	2,200	2,272
Alexandria Real Estate Equities, Inc. 3.95% 2028	1,695	1,696
Alexandria Real Estate Equities, Inc. 4.50% 2029	1,355	1,410
American Campus Communities, Inc. 3.35% 2020	3,380	3,431
American Campus Communities, Inc. 3.75% 2023	3,985	4,039
American Campus Communities, Inc. 4.125% 2024	28,615	29,421
American Campus Communities, Inc. 3.625% 2027	765	747
American Tower Corp. 3.40% 2019	6,400	6,456
American Tower Corp. 3.55% 2027	2,525	2,454
Brandywine Operating Partnership, LP 3.95% 2023	1,729	1,745
Corporate Office Properties LP 5.25% 2024	9,150	9,732
Corporate Office Properties LP 5.00% 2025	2,165	2,281
Crescent Resources 8.875% 20216	1,140	1,214
DCT Industrial Trust Inc. 4.50% 2023	5,570	5,755
EPR Properties 4.50% 2025	3,630	3,670
EPR Properties 4.75% 2026	11,740	11,923
EPR Properties 4.50% 2027	12,275	12,179
Equinix, Inc. 5.75% 2025	525	557
Equinix, Inc. 5.875% 2026	2,875	3,062
Equinix, Inc. 5.375% 2027	11,920	12,546
Essex Portfolio LP 3.625% 2022	9,550	9,720
Essex Portfolio LP 3.25% 2023	4,400	4,383
Essex Portfolio LP 3.875% 2024	5,900	6,044
Hospitality Properties Trust 4.25% 2021	20,500	21,047
Hospitality Properties Trust 5.00% 2022	3,500	3,700
Hospitality Properties Trust 4.50% 2023	7,835	8,104
Hospitality Properties Trust 4.50% 2025	7,900	8,101
Hospitality Properties Trust 3.95% 2028	4,225	4,064
Host Hotels & Resorts LP 4.50% 2026	5,675	5,846
Howard Hughes Corp. 5.375% 20256	23,325	23,617
Iron Mountain Inc. 6.00% 2023	950	996
Iron Mountain Inc. 5.75% 2024	4,325	4,363
Iron Mountain Inc. 4.875% 20276	8,935	8,589
Iron Mountain Inc. 5.25% 20286	5,455	5,332
Kimco Realty Corp. 3.40% 2022	3,030	3,062
Kimco Realty Corp. 2.70% 2024	3,090	2,956
Medical Properties Trust, Inc. 5.00% 2027	7,000	6,949
Prologis, Inc. 4.25% 2023	25,000	26,485
Public Storage 2.37% 2022	5,460	5,332
Public Storage 3.094% 2027	1,235	1,203

The Income Fund of America — Page 28 of 38

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Bonds, notes & other debt instruments Corporate bonds & notes (continued) Real estate (continued)	Principal amount (000)	Value (000)
Realogy Corp. 4.50% 20196	$18,600	$18,832
Realogy Corp. 5.25% 20216	3,550	3,665
Realogy Corp. 4.875% 20236	7,825	7,778
SBA Communications Corp. 4.00% 20226	7,500	7,425
Scentre Group 2.375% 20216	4,575	4,491
Scentre Group 3.25% 20256	3,140	3,034
Scentre Group 3.50% 20256	5,455	5,410
Scentre Group 3.75% 20276	3,000	2,989
Select Income REIT 3.60% 2020	5,775	5,787
Select Income REIT 4.15% 2022	1,035	1,035
UDR, Inc. 3.50% 2028	3,315	3,245
WEA Finance LLC 2.70% 20196	8,525	8,557
WEA Finance LLC 3.25% 20206	10,195	10,327
Westfield Corp. Ltd. 3.15% 20226	7,635	7,623
		369,115
Total corporate bonds & notes		13,177,516
U.S. Treasury bonds & notes 9.12% U.S. Treasury 8.85%
U.S. Treasury 1.125% 2018	300,000	299,589
U.S. Treasury 0.875% 201914	66,000	64,738
U.S. Treasury 1.25% 2019	410,000	404,748
U.S. Treasury 1.25% 2019	105,000	103,858
U.S. Treasury 1.375% 2019	200,000	198,734
U.S. Treasury 1.50% 2019	70,000	69,268
U.S. Treasury 1.75% 2019	775,000	769,792
U.S. Treasury 1.75% 2019	56,000	55,691
U.S. Treasury 1.875% 2019	615,000	611,937
U.S. Treasury 3.625% 2019	35,000	35,822
U.S. Treasury 1.25% 2020	180,000	176,857
U.S. Treasury 1.375% 2020	170,000	166,129
U.S. Treasury 1.375% 2020	55,000	53,686
U.S. Treasury 1.375% 2020	43,000	42,267
U.S. Treasury 1.50% 2020	500,000	491,335
U.S. Treasury 1.50% 2020	22,000	21,645
U.S. Treasury 1.625% 2020	20,000	19,773
U.S. Treasury 1.75% 2020	77,957	76,858
U.S. Treasury 1.875% 2020	666,596	659,023
U.S. Treasury 2.00% 2020	450,000	448,736
U.S. Treasury 1.375% 2021	129,000	125,503
U.S. Treasury 2.00% 2021	1,120,000	1,110,816
U.S. Treasury 1.875% 2022	27,000	26,291
U.S. Treasury 2.00% 2022	95,000	92,769
U.S. Treasury 2.125% 2022	34,960	34,314
U.S. Treasury 2.375% 2023	47,349	47,020
U.S. Treasury 6.25% 2023	44,000	52,401
U.S. Treasury 2.00% 2024	183,319	176,551
U.S. Treasury 2.00% 2024	9,869	9,497
U.S. Treasury 2.25% 2024	58,000	56,525
U.S. Treasury 2.25% 2024	20,618	20,086
U.S. Treasury 2.00% 2025	184,000	175,367
U.S. Treasury 2.50% 2025	141,685	140,246
U.S. Treasury 1.625% 2026	30,000	27,663

The Income Fund of America — Page 29 of 38

unaudited

Bonds, notes & other debt instruments U.S. Treasury bonds & notes (continued) U.S. Treasury (continued)	Principal amount (000)	Value (000)
U.S. Treasury 2.25% 2027	$417,772	$400,965
U.S. Treasury 2.25% 2027	28,000	26,949
U.S. Treasury 2.375% 2027	125,840	122,278
U.S. Treasury 5.50% 2028	52,000	65,211
U.S. Treasury 4.50% 2036	36,185	44,932
U.S. Treasury 4.375% 2038	221,925	273,787
U.S. Treasury 4.50% 2038	43,210	54,232
U.S. Treasury 4.375% 2041	20,800	26,006
U.S. Treasury 4.75% 2041	30,900	40,547
U.S. Treasury 3.125% 2043	33,675	34,887
U.S. Treasury 3.125% 2044	131,950	136,587
U.S. Treasury 3.375% 2044	136,205	147,231
U.S. Treasury 2.875% 2045	929,150	917,229
U.S. Treasury 3.00% 2045	90,106	91,115
U.S. Treasury 2.25% 2046	50,240	43,474
U.S. Treasury 2.50% 2046	190,875	174,542
U.S. Treasury 2.875% 2046	128,580	126,713
U.S. Treasury 2.75% 2047	121,657	116,801
U.S. Treasury 2.75% 2047	98,970	95,052
U.S. Treasury 3.00% 2047	231,761	233,942
U.S. Treasury 3.00% 2047	76,235	76,995
		10,115,010
U.S. Treasury inflation-protected securities 0.27%
U.S. Treasury Inflation-Protected Security 0.625% 202415	63,430	63,970
U.S. Treasury Inflation-Protected Security 0.375% 202715	84,245	82,605
U.S. Treasury Inflation-Protected Security 0.375% 202715	12,100	11,886
U.S. Treasury Inflation-Protected Security 1.375% 204415	29,450	33,590
U.S. Treasury Inflation-Protected Security 1.00% 204615	61,348	64,702
U.S. Treasury Inflation-Protected Security 0.875% 204715	48,564	49,703
		306,456
Total U.S. Treasury bonds & notes		10,421,466
Mortgage-backed obligations 2.06%
Countrywide Alternative Loan Trust, Series 2005-54CB, Class 2A5, 5.50% 203511	3,678	3,217
Countrywide Alternative Loan Trust, Series 2007-HY4, Class 3A1, 3.395% 204711,12	2,637	2,207
CS First Boston Mortgage Securities Corp., Series 2004-5, Class IVA1, 6.00% 203411	857	875
Fannie Mae 6.00% 202111	58	60
Fannie Mae 4.50% 202411	996	1,039
Fannie Mae 5.50% 202411	89	93
Fannie Mae 4.50% 202511	912	951
Fannie Mae 4.50% 202511	539	561
Fannie Mae 4.50% 202511	541	552
Fannie Mae 4.50% 202511	472	492
Fannie Mae 6.00% 202611	1,766	1,965
Fannie Mae 7.00% 202611	322	356
Fannie Mae 6.00% 202811	1,969	2,190
Fannie Mae 7.00% 202811	753	835
Fannie Mae 7.00% 202811	122	136
Fannie Mae 3.00% 203211	15,494	15,584
Fannie Mae 3.50% 20338,11	7,000	7,146
Fannie Mae 5.50% 203311	293	322
Fannie Mae 5.50% 203511	262	289

The Income Fund of America — Page 30 of 38

unaudited

Bonds, notes & other debt instruments Mortgage-backed obligations (continued)	Principal amount (000)	Value (000)
Fannie Mae 3.00% 203611	$41,813	$41,668
Fannie Mae 3.00% 203611	36,272	36,146
Fannie Mae 3.00% 203611	2,012	2,005
Fannie Mae 5.50% 203611	1,669	1,836
Fannie Mae 6.00% 203611	551	621
Fannie Mae 6.00% 203611	487	549
Fannie Mae 6.00% 203611	173	193
Fannie Mae 3.00% 203711	38,027	37,895
Fannie Mae 3.00% 203711	23,520	23,439
Fannie Mae 3.00% 203711	23,275	23,162
Fannie Mae 6.00% 203711	7,589	8,534
Fannie Mae 6.00% 203711	1,077	1,211
Fannie Mae 6.00% 203711	898	1,003
Fannie Mae 6.00% 203711	42	44
Fannie Mae 6.50% 203711	454	508
Fannie Mae 6.50% 203711	451	502
Fannie Mae 6.50% 203711	241	266
Fannie Mae 6.50% 203711	103	115
Fannie Mae 7.00% 203711	104	111
Fannie Mae 7.00% 203711	81	89
Fannie Mae 7.50% 203711	110	115
Fannie Mae 7.50% 203711	84	89
Fannie Mae 5.50% 203811	357	392
Fannie Mae 6.00% 203811	1,688	1,897
Fannie Mae 6.00% 203811	927	1,043
Fannie Mae 6.00% 203811	775	865
Fannie Mae 4.50% 203911	15,476	16,529
Fannie Mae 6.00% 203911	958	1,065
Fannie Mae 6.50% 203911	331	369
Fannie Mae 4.00% 204011	7,957	8,294
Fannie Mae 4.00% 204011	4,434	4,605
Fannie Mae 4.00% 204011	333	348
Fannie Mae 4.50% 204011	41	44
Fannie Mae 4.50% 204011	26	28
Fannie Mae 5.00% 204011	4,427	4,782
Fannie Mae 4.00% 204111	6,887	7,186
Fannie Mae 4.00% 204111	5,268	5,498
Fannie Mae 4.00% 204111	525	548
Fannie Mae 4.00% 204111	314	328
Fannie Mae 4.00% 204111	277	289
Fannie Mae 4.00% 204111	152	159
Fannie Mae 4.50% 204111	137	145
Fannie Mae 5.00% 204111	306	330
Fannie Mae 5.00% 204111	283	305
Fannie Mae 5.00% 204111	233	251
Fannie Mae 5.00% 204111	198	213
Fannie Mae 3.50% 204211	12,901	13,102
Fannie Mae 4.00% 204211	5,981	6,241
Fannie Mae 4.00% 204211	2,575	2,690
Fannie Mae 4.00% 204211	862	900
Fannie Mae 4.00% 204311	2,821	2,952
Fannie Mae 4.00% 204311	2,226	2,330
Fannie Mae 4.00% 204311	1,839	1,919
Fannie Mae 3.50% 204511	14,580	14,795
Fannie Mae 4.00% 204511	45,854	47,820

The Income Fund of America — Page 31 of 38

unaudited

Bonds, notes & other debt instruments Mortgage-backed obligations (continued)	Principal amount (000)	Value (000)
Fannie Mae 4.00% 204511	$7,436	$7,754
Fannie Mae 3.00% 204611	70,504	69,174
Fannie Mae 3.50% 204611	26,965	27,361
Fannie Mae 3.50% 204711	9,358	9,473
Fannie Mae 3.50% 204711	1,390	1,405
Fannie Mae 4.00% 204711	52,342	54,222
Fannie Mae 4.00% 204711	25,216	26,270
Fannie Mae 4.00% 204711	20,346	21,060
Fannie Mae 6.50% 204711	247	269
Fannie Mae 6.50% 204711	181	196
Fannie Mae 6.50% 204711	180	196
Fannie Mae 6.50% 204711	169	184
Fannie Mae 6.50% 204711	24	26
Fannie Mae 7.00% 204711	282	311
Fannie Mae 7.00% 204711	212	234
Fannie Mae 7.00% 204711	143	158
Fannie Mae 7.00% 204711	98	109
Fannie Mae 3.00% 20488,11	2,500	2,451
Fannie Mae 3.50% 20488,11	141,780	143,137
Fannie Mae 4.00% 20488,11	234,450	241,758
Fannie Mae 4.00% 20488,11	200,000	206,586
Fannie Mae 4.00% 20488,11	12,800	13,180
Fannie Mae 4.50% 20488,11	171,500	180,544
Fannie Mae 4.50% 20488,11	31,000	32,683
Fannie Mae, Series 2012-M14, Class A2, Multi Family 2.301% 202211,12	4,285	4,202
Fannie Mae, Series 2012-M9, Class A2, Multi Family 2.482% 202211	11,151	11,046
Fannie Mae, Series 2012-M5, Class A2, Multi Family 2.715% 202211	7,000	7,005
Fannie Mae, Series 2013-M14, Class A2, Multi Family 3.329% 202311,12	8,367	8,516
Fannie Mae, Series 2014-M2, Class A2, Multi Family 3.513% 202311,12	9,215	9,514
Fannie Mae, Series 2014-M9, Class A2, Multi Family 3.103% 202411,12	7,990	8,081
Fannie Mae, Series 2014-M3, Class A2, Multi Family 3.466% 202411,12	10,000	10,311
Fannie Mae, Series 2001-4, Class GA, 9.234% 202511,12	28	30
Fannie Mae, Series 2017-M3, Class A2, Multi Family 2.486% 202611,12	16,665	15,921
Fannie Mae, Series 2001-20, Class E, 9.582% 203111,12	27	29
Fannie Mae, Series 2007-33, Class HE, 5.50% 203711	2,840	3,090
Fannie Mae, Series 2007-24, Class P, 6.00% 203711	1,403	1,500
Fannie Mae, Series 2001-T10, Class A1, 7.00% 204111	269	309
Fannie Mae, Series 2001-50, Class BA, 7.00% 204111	266	298
Fannie Mae, Series 2002-W3, Class A5, 7.50% 204111	174	201
Fannie Mae, Series 2002-W1, Class 2A, 7.50% 204211,12	468	516
Financial Asset Securitization, Inc., Series 1997-NAM1, Class B1, 7.75% 202711	6	7
Freddie Mac 5.00% 202311	1,043	1,092
Freddie Mac 5.00% 202311	1,031	1,076
Freddie Mac 5.00% 202311	990	1,038
Freddie Mac 5.00% 202311	373	391
Freddie Mac 4.50% 203511	7,877	8,335
Freddie Mac 3.00% 203611	1,861	1,852
Freddie Mac 3.00% 203611	1,144	1,142
Freddie Mac 5.50% 203711	276	302
Freddie Mac 5.50% 203811	925	1,015
Freddie Mac 6.50% 203811	835	926
Freddie Mac 4.50% 203911	753	796
Freddie Mac 5.00% 203911	1,997	2,175
Freddie Mac 5.00% 203911	1,186	1,287
Freddie Mac 5.00% 203911	701	761

The Income Fund of America — Page 32 of 38

unaudited

Bonds, notes & other debt instruments Mortgage-backed obligations (continued)	Principal amount (000)	Value (000)
Freddie Mac 5.50% 203911	$423	$462
Freddie Mac 4.50% 204011	17,382	18,392
Freddie Mac 4.00% 204111	1,289	1,342
Freddie Mac 4.50% 204111	1,637	1,732
Freddie Mac 4.50% 204111	1,486	1,573
Freddie Mac 4.50% 204111	1,312	1,388
Freddie Mac 5.00% 204111	97	104
Freddie Mac 4.50% 204211	2,684	2,837
Freddie Mac 4.50% 204211	1,625	1,719
Freddie Mac 4.00% 204311	4,599	4,801
Freddie Mac 4.00% 204311	4,511	4,714
Freddie Mac 4.00% 204311	2,312	2,424
Freddie Mac 4.00% 204311	1,724	1,800
Freddie Mac 4.00% 204511	27,287	28,476
Freddie Mac 4.00% 204611	21,608	22,448
Freddie Mac 4.00% 204611	15,851	16,481
Freddie Mac 4.00% 204611	14,686	15,271
Freddie Mac 4.50% 204611	12,516	13,193
Freddie Mac 4.50% 204611	4,103	4,325
Freddie Mac 3.50% 204711	84,591	85,582
Freddie Mac 3.50% 204711	51,473	52,076
Freddie Mac 3.50% 204711	39,277	39,737
Freddie Mac 3.50% 204711	24,823	25,113
Freddie Mac 3.50% 204711	1,842	1,863
Freddie Mac 4.00% 204711	36,377	37,665
Freddie Mac 4.00% 204711	11,400	11,803
Freddie Mac 4.00% 204711	5,803	6,005
Freddie Mac 3.00% 20488,11	8,500	8,329
Freddie Mac 4.00% 20488,11	25,000	25,791
Freddie Mac 4.00% 20488,11	19,000	19,636
Freddie Mac 4.50% 20488,11	5,500	5,795
Freddie Mac, Series 2890, Class KT, 4.50% 201911	2,052	2,061
Freddie Mac, Series K019, Class A2, Multi Family 2.272% 202211	8,000	7,874
Freddie Mac, Series K021, Class A2, Multi Family 2.396% 202211	8,280	8,186
Freddie Mac, Series K025, Class A2, Multi Family 2.682% 202211	7,000	6,992
Freddie Mac, Series 2289, Class NB, 9.00% 202211,12	3	4
Freddie Mac, Series K036, Class A1, Multi Family 2.777% 202311	8,747	8,777
Freddie Mac, Series 2013-DN2, Class M1, (1-month USD-LIBOR + 1.45%) 3.011% 202311,12	72	72
Freddie Mac, Series K028, Class A2, Multi Family 3.111% 202311	9,800	9,961
Freddie Mac, Series K036, Class A2, Multi Family 3.527% 202311,12	9,150	9,495
Freddie Mac, Series 2013-DN1, Class M1, (1-month USD-LIBOR + 3.40%) 4.961% 202311,12	490	494
Freddie Mac, Series K043, Class A2, Multi Family 3.062% 202411	10,000	10,114
Freddie Mac, Series 2014-HQ2, Class M2, (1-month USD-LIBOR + 2.20%) 3.761% 202411,12	5,411	5,590
Freddie Mac, Series 2015-HQ2, Class M2, (1-month USD-LIBOR + 1.95%) 3.511% 202511,12	3,405	3,476
Freddie Mac, Series K057, Class A2, Multi Family 2.57% 202611	7,760	7,511
Freddie Mac, Series K066, Class A2, Multi Family 3.117% 202711	6,340	6,362
Freddie Mac, Series K067, Class A2, Multi Family 3.194% 202711	7,695	7,768
Freddie Mac, Series K069, Class A2, Multi Family 3.187% 202711	5,700	5,745
Freddie Mac, Series K070, Class A2, Multi Family 3.303% 202711	7,165	7,291
Freddie Mac, Series K072, Class A2, Multi Family 3.444% 202711	6,925	7,129
Freddie Mac, Series 3257, Class PA, 5.50% 203611	3,093	3,416
Freddie Mac, Series 3286, Class JN, 5.50% 203711	2,404	2,539
Freddie Mac, Series 3318, Class JT, 5.50% 203711	1,343	1,418
Freddie Mac, Series K726, Class A2, Multi Family 2.905% 204911	10,265	10,299
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2017-2, Class HA, 2.00% 205611	16,616	16,311

The Income Fund of America — Page 33 of 38

unaudited

Bonds, notes & other debt instruments Mortgage-backed obligations (continued)	Principal amount (000)	Value (000)
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2017-1, Class HA, 2.00% 205611	$15,602	$15,284
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2017-3, Class HA, 2.25% 205611	16,229	16,051
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2017-2, Class MA, 3.00% 205611	15,380	15,288
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2017-1, Class MA, 3.00% 205611	1,805	1,796
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2017-4, Class HT, 2.25% 205711	4,060	3,967
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2017-4, Class MT, 3.50% 205711	3,109	3,126
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2017-4, Class M45T, 4.50% 20573,11	10,075	10,761
Government National Mortgage Assn. 10.00% 202111	48	50
Government National Mortgage Assn. 10.00% 202511	29	30
Government National Mortgage Assn. 4.50% 204111	901	946
Government National Mortgage Assn. 4.50% 204511	4,431	4,686
Government National Mortgage Assn. 4.00% 204711	11,123	11,521
Government National Mortgage Assn. 4.00% 204711	4,790	4,967
Government National Mortgage Assn. 4.00% 20488,11	23,000	23,800
Government National Mortgage Assn. 4.00% 204811	20,000	20,796
Government National Mortgage Assn. 4.00% 20488,11	18,000	18,640
Government National Mortgage Assn. 4.00% 204811	5,206	5,429
Government National Mortgage Assn. 4.50% 20488,11	15,000	15,677
GSR Mortgage Loan Trust, Series 2004-2F, Class VIIA-1, 4.50% 201911	70	70
IndyMac INDX Mortgage Loan Trust, Series 2006-AR5, Class 2A1, 3.427% 203611,12	4,364	3,955
J.P. Morgan Chase Commercial Mortgage Securities Trust, Series 2006-LDP9, Class AM, 5.372% 204711	8,382	8,396
L.A. Arena Funding, LLC, Series 1, Class A, 7.656% 20266,11	2,634	2,725
LB-UBS Commercial Mortgage Trust, Series 2007-C6, Class AM, 6.114% 204011,12	2,601	2,599
Morgan Stanley Capital I Trust, Series 2014-CPT, Class A, 3.35% 20296,11	8,745	8,873
National Australia Bank 1.25% 20186,11	5,000	4,994
Structured Adjustable Rate Mortgage Loan Trust, Series 2006-4, Class 6A, 3.580% 203611,12	2,677	2,481
Towd Point Mortgage Trust, Series 2017-1, Class A1, 2.75% 20566,11,12	20,452	20,369
Towd Point Mortgage Trust, Series 2017-4, Class A1, 2.75% 20576,11,12	6,312	6,257
Wachovia Bank Commercial Mortgage Trust, Series 2007-C33, Class AM, 6.012% 205111,12	4,350	4,466
		2,358,500
Asset-backed obligations 0.26%
Aesop Funding LLC, Series 2014-2A, Class A, 2.50% 20216,11	8,000	7,983
AmeriCredit Automobile Receivables Trust, Series 2015-2, Class C, 2.40% 202111	6,000	6,007
Angel Oak Capital Advisors, LLC, Series 2013-9A, Class A1R, CLO, (3-month USD-LIBOR + 1.01%) 2.755% 20256,11,12	1,986	1,992
Avant Loans Funding Trust, Series 2017-A, Class A, 2.41% 20216,11	697	698
BlueMountain CLO Ltd., Series 2014-2A, Class AR, (3-month USD LIBOR + 0.93%) 2.675% 20266,11,12	6,505	6,515
Cabela’s Master Credit Card Trust, Series 2016-1, Class A1, 1.78% 202211	8,230	8,164
CarMaxAuto Owner Trust, Series 2014-4, Class A3, 1.25% 201911	1,031	1,030
Countryplace Manufactured Housing Contract, Series 2005-1, Class A4, AMBAC insured, 5.20% 20356,11,12	957	992
CWHEQ Revolving Home Equity Loan Trust, Series 2006-I, Class 2A, FSA insured, (1-month USD-LIBOR + 0.14%) 1.699% 203711,12	1,019	970
CWHEQ Revolving Home Equity Loan Trust, Series 2007-B, Class A, FSA insured, (1-month USD-LIBOR + 0.15%) 1.709% 203711,12	1,806	1,726
Drive Auto Receivables Trust, Series 2015-BA, Class C, 2.76% 20216,11	2,675	2,682
Drive Auto Receivables Trust, Series 2015-AA, Class C, 3.06% 20216,11	4,091	4,106
Drive Auto Receivables Trust, Series 2015-DA, Class C, 3.38% 20216,11	4,795	4,821
Drive Auto Receivables Trust, Series 2016-AA, Class C, 3.91% 20216,11	9,778	9,865
Ford Credit Auto Owner Trust, Series 2016-2, Class A, 2.03% 20276,11	10,500	10,277
Ford Credit Auto Owner Trust, Series 2016-1, Class A, 2.31% 20276,11	16,000	15,844
Ford Credit Auto Owner Trust, Series 2015-2, Class A, 2.44% 20276,11	17,160	17,119
Ford Credit Auto Owner Trust, Series 2017-1, Class A, 2.62% 20286,11	19,975	19,832
Ford Credit Auto Owner Trust, Series 2017-2, Class A, 2.36% 20296,11	9,065	8,871
Ford Credit Auto Owner Trust, Series 2018-1, Class A, 3.19% 20316,11	25,910	25,928

The Income Fund of America — Page 34 of 38

unaudited

Bonds, notes & other debt instruments Asset-backed obligations (continued)	Principal amount (000)	Value (000)
Ford Credit Floorplan Master Owner Trust, Series 2015-2, Class A1, 1.98% 202211	$7,780	$7,717
Global SC Finance II SRL, Series 2017-1A, Class A, 3.85% 20376,11	4,901	4,945
GM Financial Consumer Automobile Receivables Trust, Series 2018-1, Class B, 2.57% 202311	865	859
GM Financial Consumer Automobile Receivables Trust, Series 2018-1, Class C, 2.77% 202311	605	601
Hertz Vehicle Financing LLC, Rental Car Asset-backed Notes, Series 2013-1A, Class A2, 1.83% 20196,11	8,500	8,488
Hertz Vehicle Financing LLC, Rental Car Asset-backed Notes, Series 2018-1A, Class A, 3.29% 20246,11	7,940	7,945
IndyMac Home Equity Mortgage Loan Asset-backed Trust, Series 2007-H1, Class A1, FSA insured, (1-month USD-LIBOR + 0.16%) 1.721% 203711,12	1,007	961
Madison Park Funding Ltd., CLO, Series 2014-13A, Class AR, (3-month USD-LIBOR + 1.11%) 2.849% 20256,11,12	8,000	8,014
Palmer Square Ltd., Series 2013-1, Class A1R, (3-month USD-LIBOR + 0.97%) 2.386% 20256,11,12	3,898	3,904
Santander Drive Auto Receivables Trust, Series 2014-2, Class C, 2.33% 201911	1,289	1,290
Santander Drive Auto Receivables Trust, Series 2015-2, Class C, 2.44% 202111	15,724	15,750
Santander Drive Auto Receivables Trust, Series 2015-1, Class C, 2.57% 202111	4,060	4,068
Santander Drive Auto Receivables Trust, Series 2016-2, Class C, 2.66% 202111	2,430	2,433
Santander Drive Auto Receivables Trust, Series 2015-5, Class C, 2.74% 202111	6,915	6,936
Social Professional Loan Program LLC, Series 2015-D, Class A2, 2.72% 20366,11	4,978	4,937
Sound Point CLO Ltd, Series 2013-2A, Class A1R, CLO, (3-month USD-LIBOR + 0.99%) 2.710% 20256,11,12	5,096	5,106
Symphony CLO Ltd, Series 2013-12A, Class AR, CLO, (3-month USD-LIBOR + 1.03%) 2.752% 20256,11,12	15,386	15,416
TAL Advantage V LLC, Series 2013-2A, Class A, 3.55% 20386,11	9,946	9,848
TAL Advantage V LLC, Series 2014-1A, Class A, 3.51% 20396,11	2,342	2,334
TAL Advantage V LLC, Series 2017-1A, Class A, 4.50% 20426,11	4,969	5,055
Triton Container Finance LLC, Series 2017-1A, Class A, 3.52% 20426,11	4,927	4,888
Verizon Owner Trust, Series 2017-1A, Class A, 2.06% 20216,11	9,125	9,069
Volkswagen Auto Loan Enhanced Trust, Series 2014-2, Class A3, 0.95% 201911	53	53
Voya CLO Ltd., Series 2014-3A, Class A1R, (3-month USD-LIBOR + 0.72%) 2.465% 20266,11,12	1,235	1,235
Voya CLO Ltd., Series 2014-4A, Class A1R, (3-month USD-LIBOR + 0.95%) 2.672% 20266,11,12	4,995	5,009
World Omni Auto Receivables Trust, Series 2014-B, Class A3, 1.14% 202011	854	852
		293,135
Federal agency bonds & notes 0.16%
Fannie Mae 6.25% 2029	32,000	41,726
Federal Home Loan Bank 0.875% 2018	12,860	12,820
Federal Home Loan Bank 1.50% 2019	50,000	49,488
Freddie Mac 1.875% 2020	75,000	74,151
		178,185
Municipals 0.06% Illinois 0.03%
G.O. Bonds, Pension Funding Series 2003, 5.10% 203311	33,750	32,911
California 0.02%
Various Purpose G.O. Bonds, 6.20% 2019	24,675	25,753
New Jersey 0.01%
Econ. Dev. Auth., School Facs. Construction Rev. Ref. Bonds, Series 2015-YY, 4.447% 2020	6,000	6,189
Transportation Trust Fund Auth., Transportation System Rev. Ref. Bonds, Series 2013-B, 1.758% 2018	8,500	8,439
		14,628
		73,292

The Income Fund of America — Page 35 of 38

unaudited

Bonds, notes & other debt instruments Bonds & notes of governments & government agencies outside the U.S. 0.06%	Principal amount (000)	Value (000)
CPPIB Capital Inc. 1.25% 20196	$3,900	$3,831
CPPIB Capital Inc. 2.375% 20216	8,000	7,967
Portuguese Republic 5.125% 2024	27,500	29,634
Spain (Kingdom of) 4.00% 20186	31,765	31,809
		73,241
Miscellaneous 0.01%
Other bonds & notes in initial period of acquisition		12,400
Total bonds, notes & other debt instruments (cost: $26,487,645,000)		26,587,735
Short-term securities 5.24%
3M Co. 1.48% due 2/5/20186	26,800	26,795
Apple Inc. 1.50% due 2/21/20186	50,000	49,958
Bank of New York Mellon Corp. 1.31%–1.35% due 2/16/2018–2/28/2018	100,000	99,908
CAFCO, LLC 1.39%–1.75% due 2/8/2018–3/23/20186	100,000	99,869
Chariot Funding, LLC 1.45% due 3/16/2018–3/19/20186	101,000	100,786
Chevron Corp. 1.26% due 2/6/20186	41,600	41,590
Ciesco LLC 1.50% due 2/27/20186	50,000	49,941
Coca-Cola Co. 1.27%–1.28% due 2/2/2018–2/13/20186	126,800	126,758
Federal Farm Credit Banks 1.13%–1.24% due 3/20/2018–5/3/2018	100,000	99,713
Federal Home Loan Bank 1.13%–1.48% due 2/23/2018–6/20/2018	1,467,500	1,463,195
Freddie Mac 1.08%–1.30% due 3/1/2018–5/4/2018	235,000	234,488
General Dynamics Corp. 1.52% due 2/15/20186	100,000	99,939
Hershey Co. 1.55% due 3/5/20186	98,800	98,662
IBM Credit Corp. 1.42% due 2/21/20186	50,000	49,957
John Deere Canada ULC 1.59% due 3/12/20186	19,100	19,068
John Deere Financial Inc. 1.52%–1.53% due 2/13/2018–2/22/20186	52,500	52,456
John Deere Financial Ltd. 1.36% due 2/7/20186	50,000	49,986
Jupiter Securitization Co., LLC 1.81% due 5/4/20186	40,000	39,816
National Rural Utilities Cooperative Finance Corp. 1.57% due 2/27/2018	39,000	38,955
Pfizer Inc. 1.29%–1.31% due 2/21/2018–2/22/20186	150,000	149,869
Procter & Gamble Co. 1.24%–1.58% due 2/12/2018–4/18/20186	147,700	147,432
U.S. Bank, N.A. 1.41%–1.50% due 4/24/2018–5/7/2018	125,000	124,965
U.S. Treasury Bills 1.05%–1.72% due 3/1/2018–1/3/2019	2,703,600	2,679,566
Walt Disney Co. 1.22% due 2/5/20186	44,000	43,991
Total short-term securities (cost: $5,989,206,000)		5,987,663
Total investment securities 100.47% (cost: $89,448,385,000)		114,861,671
Other assets less liabilities (0.47)%		(532,398)
Net assets 100.00%		$114,329,273

As permitted by U.S. Securities and Exchange Commission regulations, “Miscellaneous” securities include holdings in their first year of acquisition that have not previously been publicly disclosed.

The Income Fund of America — Page 36 of 38

unaudited

Forward currency contracts

Contract amount		Counterparty	Settlement date	Unrealized depreciation at 1/31/2018 (000)
Purchases (000)	Sales (000)
USD69,208	AUD87,000	JPMorgan Chase	3/19/2018	$(886)

The following footnotes apply to either the individual securities noted or one or more of the securities aggregated and listed as a single line item.

1	Represents an affiliated company as defined under the Investment Company Act of 1940.
2	Security did not produce income during the last 12 months.
3	Valued under fair value procedures adopted by authority of the board of trustees. The total value of all such securities, including those in “Miscellaneous,“ was $212,693,000, which represented .19% of the net assets of the fund.
4	Acquired through a private placement transaction exempt from registration under the Securities Act of 1933. May be subject to legal or contractual restrictions on resale. Further details on these holdings appear below.
5	Value determined using significant unobservable inputs.
6	Acquired in a transaction exempt from registration under Rule 144A or Section 4(2) of the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities was $6,331,622,000, which represented 5.54% of the net assets of the fund.
7	Amount less than one thousand.
8	Purchased on a TBA basis.
9	Scheduled interest and/or principal payment was not received.
10	Loan participations and assignments; may be subject to legal or contractual restrictions on resale. The total value of all such loans was $392,880,000, which represented .34% of the net assets of the fund.
11	Principal payments may be made periodically. Therefore, the effective maturity date may be earlier than the stated maturity date.
12	Coupon rate may change periodically.
13	Payment in kind; the issuer has the option of paying additional securities in lieu of cash. Most recent payment was 100% cash unless otherwise noted.
14	A portion of this security was pledged as collateral. The total value of pledged collateral was $12,252,000, which represented .01% of the net assets of the fund.
15	Index-linked bond whose principal amount moves with a government price index.

Private placement securities	Acquisition date	Cost (000)	Value (000)	Percent of net assets
Blackstone CQP Holdco LP, 6.50% 2021	3/6/2017	$102,350	$104,295.09%
Blackstone CQP Holdco LP, 6.00% 2021	8/9/2017	20,000	20,330.02
CEVA Group PLC, Series A-1, convertible preferred, (3-month USD-LIBOR + 3.00%) 4.731%	4/3/2013	29,938	23,201.02
CEVA Group PLC	5/2/2013	34,036	19,376.02
CEVA Group PLC, Series A-2, convertible preferred, (3-month USD-LIBOR + 2.00%) 3.731%	5/2/2013	3,624	2,063.00
Corporate Risk Holdings I, Inc.	8/31/2015	24,500	38,988.03
Corporate Risk Holdings Corp.	9/1/2015	—	—	.00
Ascent Resources NR Corp.	4/25/2016	56,848	19,839.02
White Star Petroleum Corp., Class A	6/30/2016	4,354	5,535.00
Rotech Healthcare Inc.	11/26/2017	19,660	1,086.00
Total private placement securities		$295,310	$234,713.20%

The Income Fund of America — Page 37 of 38

unaudited

Key to abbreviations and symbol
ADR = American Depositary Receipts
AUD = Australian dollars
Auth. = Authority
CAD = Canadian dollars
CDI = CREST Depository Interest
CLO = Collateralized Loan Obligations
Dev. = Development
Econ. = Economic
Facs. = Facilities
G.O. = General Obligation
GBP = British pounds
LIBOR = London Interbank Offered Rate
LOC = Letter of Credit
Ref. = Refunding
Rev. = Revenue
TBA = To-be-announced
USD/$ = U.S. dollars

Additional financial disclosures are included in the fund’s current shareholder report and should be read in conjunction with this report.

Investments are not FDIC-insured, nor are they deposits of or guaranteed by a bank or any other entity, so they may lose value.

Investors should carefully consider investment objectives, risks, charges and expenses. This and other important information is contained in the fund prospectus and summary prospectus, which can be obtained from your financial professional and should be read carefully before investing. You may also call American Funds Service Company (AFS) at (800) 421-4225 or visit the American Funds website at americanfunds.com. Fund shares offered through American Funds Distributors, Inc.

MFGEFPX-006-0318O-S60656	The Income Fund of America — Page 38 of 38

ITEM 7 – Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable to this Registrant, insofar as the Registrant is not a closed-end management investment company.

ITEM 8 – Portfolio Managers of Closed-End Management Investment Companies

Not applicable to this Registrant, insofar as the Registrant is not a closed-end management investment company.

ITEM 9 – Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable to this Registrant, insofar as the Registrant is not a closed-end management investment company.

ITEM 10 – Submission of Matters to a Vote of Security Holders

There have been no material changes to the procedures by which shareholders may recommend nominees to the Registrant’s board of trustees since the Registrant last submitted a proxy statement to its shareholders. The procedures are as follows. The Registrant has a nominating and governance committee comprised solely of persons who are not considered ‘‘interested persons’’ of the Registrant within the meaning of the Investment Company Act of 1940, as amended. The committee periodically reviews such issues as the board’s composition, responsibilities, committees, compensation and other relevant issues, and recommends any appropriate changes to the full board of trustees. While the committee normally is able to identify from its own resources an ample number of qualified candidates, it will consider shareholder suggestions of persons to be considered as nominees to fill future vacancies on the board. Such suggestions must be sent in writing to the nominating and governance committee of the Registrant, c/o the Registrant’s Secretary, and must be accompanied by complete biographical and occupational data on the prospective nominee, along with a written consent of the prospective nominee for consideration of his or her name by the nominating and governance committee.

ITEM 11 – Controls and Procedures

(a)	The Registrant’s Principal Executive Officer and Principal Financial Officer have concluded, based on their evaluation of the Registrant’s disclosure controls and procedures (as such term is defined in Rule 30a-3 under the Investment Company Act of 1940), that such controls and procedures are adequate and reasonably designed to achieve the purposes described in paragraph (c) of such rule.

(b)	There were no changes in the Registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the Registrant’s second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

ITEM 12 – Exhibits

(a)(1)	Not applicable for filing of semi-annual reports to shareholders.

(a)(2)	The certifications required by Rule 30a-2 of the Investment Company Act of 1940 and Sections 302 and 906 of the Sarbanes-Oxley Act of 2002 are attached as exhibits hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

THE INCOME FUND OF AMERICA

By /s/ Hilda L. Applbaum
Hilda L. Applbaum, Vice Chairman and Principal Executive Officer

Date: March 29, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By /s/ Hilda L. Applbaum
Hilda L. Applbaum, Vice Chairman and Principal Executive Officer

Date: March 29, 2018

By /s/ Hong T. Le
Hong T. Le, Treasurer and Principal Financial Officer

Date: March 29, 2018